UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)		(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31
Date of reporting period: April 30, 2014

Item 1. Schedule of Investments.

John Hancock
Technical Opportunities Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 90.0%		$774,730,357

(Cost $708,068,859)

Consumer Discretionary 10.2%		87,723,294

Automobiles 2.1%
Harley-Davidson, Inc.	69,599	5,146,150
Tesla Motors, Inc. (I)	62,146	12,919,532

Diversified Consumer Services 0.5%
Service Corp. International	221,863	4,164,369

Hotels, Restaurants & Leisure 0.7%
Dunkin' Brands Group, Inc.	125,735	5,722,200

Internet & Catalog Retail 2.5%
Amazon.com, Inc. (I)	24,093	7,327,404
Rakuten, Inc.	500,453	6,493,687
TripAdvisor, Inc. (I)	100,653	8,126,723

Media 1.0%
Dentsu, Inc.	107,127	4,393,565
Grupo Televisa SAB, ADR	129,807	4,258,968

Textiles, Apparel & Luxury Goods 3.4%
ANTA Sports Products, Ltd.	3,727,977	5,445,380
Asics Corp.	184,309	3,587,267
Hanesbrands, Inc.	78,566	6,449,483
Michael Kors Holdings, Ltd. (I)	103,306	9,421,507
Skechers U.S.A., Inc., Class A (I)	104,100	4,267,059

Consumer Staples 7.3%		62,538,324

Beverages 1.3%
Molson Coors Brewing Company, Class B	71,323	4,277,240
Monster Beverage Corp. (I)	104,373	6,988,816

Food & Staples Retailing 1.5%
Seven & I Holdings Company, Ltd.	206,558	8,150,004
The Kroger Company	94,110	4,332,824

Food Products 3.3%
Archer-Daniels-Midland Company	77,632	3,394,847
China Mengniu Dairy Company, Ltd.	473,802	2,435,188
Keurig Green Mountain, Inc.	96,169	9,009,112
Mondelez International, Inc., Class A	241,988	8,626,872
Sanderson Farms, Inc. (L)	56,322	4,633,611

Household Products 0.5%
Church & Dwight Company, Inc.	61,639	4,253,707

Personal Products 0.2%
Kao Corp.	49,011	1,845,136

Tobacco 0.5%
Lorillard, Inc.	77,263	4,590,967

Energy 9.0%		77,839,769

Energy Equipment & Services 1.0%
Patterson-UTI Energy, Inc.	136,690	4,446,526
Superior Energy Services, Inc.	135,593	4,463,722

Oil, Gas & Consumable Fuels 8.0%
Athlon Energy, Inc. (I)	78,570	3,175,014

1

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Energy (continued)

Carrizo Oil & Gas, Inc. (I)	82,523	$4,540,415
Concho Resources, Inc. (I)	47,218	6,159,588
Continental Resources, Inc. (I)(L)	46,716	6,471,100
Diamondback Energy, Inc. (I)	60,274	4,336,112
Gulfport Energy Corp. (I)	84,574	6,230,567
Kodiak Oil & Gas Corp. (I)	505,348	6,422,973
Phillips 66	107,689	8,961,879
Pioneer Natural Resources Company	41,165	7,955,960
Range Resources Corp.	28,971	2,620,427
Valero Energy Corp.	73,893	4,224,463
Western Refining, Inc.	36,400	1,583,400
Whiting Petroleum Corp. (I)	84,748	6,247,623

Financials 3.6%		31,342,927

Banks 1.0%
Banco de Sabadell SA	1,255,234	4,270,659
Banco Santander SA	431,101	4,287,587

Diversified Financial Services 2.1%
Exor SpA	93,428	4,270,220
IntercontinentalExchange Group, Inc.	21,648	4,425,717
Japan Exchange Group, Inc.	272,014	5,382,040
The NASDAQ OMX Group, Inc.	121,259	4,474,457

Insurance 0.5%
Assicurazioni Generali SpA	181,010	4,232,247

Health Care 30.3%		260,609,298

Biotechnology 16.0%
Alkermes PLC (I)	176,739	8,175,946
Alnylam Pharmaceuticals, Inc. (I)	295,279	14,625,169
Amgen, Inc.	78,741	8,799,307
Biogen Idec, Inc. (I)	46,506	13,352,803
Cubist Pharmaceuticals, Inc. (I)	157,939	11,065,206
Gilead Sciences, Inc. (I)	146,674	11,512,442
Incyte Corp. Ltd. (I)	176,169	8,554,767
Isis Pharmaceuticals, Inc. (I)(L)	549,280	14,616,341
Lion Biotechnologies, Inc. (I)(L)	202,252	1,739,367
Medivation, Inc. (I)	131,790	7,935,076
NPS Pharmaceuticals, Inc. (I)	220,803	5,877,776
Puma Biotechnology, Inc. (I)	75,265	5,685,518
Regeneron Pharmaceuticals, Inc. (I)	46,949	13,938,689
Seattle Genetics, Inc. (I)(L)	193,730	7,454,730
Sinovac Biotech, Ltd. (I)(L)	284,509	1,689,983
XOMA Corp. (I)	525,812	2,334,605

Health Care Equipment & Supplies 1.2%
Boston Scientific Corp. (I)	331,045	4,174,477
Varian Medical Systems, Inc. (I)	74,391	5,917,804

Health Care Providers & Services 2.7%
HCA Holdings, Inc. (I)	143,599	7,467,148
Humana, Inc.	59,460	6,525,735
LifePoint Hospitals, Inc. (I)	95,436	5,336,781
Universal Health Services, Inc., Class B	52,527	4,296,183

Pharmaceuticals 10.4%
Actavis PLC (I)(L)	33,257	6,795,403
Allergan, Inc.	52,288	8,671,442

2

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Health Care (continued)

Astellas Pharma, Inc.	221,810	$2,473,067
BioDelivery Sciences International, Inc. (I)(L)	198,014	1,764,305
Bristol-Myers Squibb Company	185,396	9,286,486
Eli Lilly & Company	223,777	13,225,221
Impax Laboratories, Inc. (I)	118,641	3,102,462
Jazz Pharmaceuticals PLC (I)	96,932	13,076,127
Merck & Company, Inc.	233,054	13,647,642
Ono Pharmaceutical Company, Ltd.	74,583	5,915,450
Pacira Pharmaceuticals, Inc. (I)(L)	39,702	2,719,190
Salix Pharmaceuticals, Ltd. (I)	80,515	8,856,650

Industrials 6.6%		56,974,545

Aerospace & Defense 1.7%
Cubic Corp.	124,643	5,911,817
Safran SA	65,059	4,378,610
Textron, Inc.	105,806	4,327,465

Air Freight & Logistics 0.3%
Deutsche Post AG	68,450	2,582,820

Airlines 0.6%
United Continental Holdings, Inc. (I)	127,341	5,204,427

Building Products 0.8%
Daikin Industries, Ltd.	50,422	2,916,616
Geberit AG	12,562	4,195,583

Construction & Engineering 0.5%
Vinci SA	56,122	4,237,566

Electrical Equipment 1.2%
Hubbell, Inc., Class B	66,509	7,829,439
Legrand SA	34,802	2,248,768

Machinery 0.4%
SMC Corp.	14,249	3,392,056

Professional Services 0.3%
Robert Half International, Inc.	67,532	3,025,434

Road & Rail 0.8%
Canadian National Railway Company	4,200	245,994
Hertz Global Holdings, Inc. (I)	227,536	6,477,950

Information Technology 21.5%		185,484,118

Communications Equipment 0.4%
Palo Alto Networks, Inc. (I)	55,248	3,512,668

Internet Software & Services 10.4%
Akamai Technologies, Inc. (I)	158,396	8,406,076
AOL, Inc. (I)	139,021	5,951,489
Cornerstone OnDemand, Inc. (I)	190,782	7,013,146
Facebook, Inc., Class A (I)	303,879	18,165,887
Google, Inc., Class A (I)	32,807	17,547,808
Google, Inc., Class C (I)	24,404	12,852,611
Yahoo!, Inc. (I)	126,799	4,558,424
Yelp, Inc. (I)	113,572	6,623,519
Zillow, Inc., Class A (I)(L)	79,196	8,608,605

IT Services 2.1%
Automatic Data Processing, Inc.	88,228	6,878,255

3

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

		Shares	Value

Information Technology (continued)

Cap Gemini SA		71,984	$5,085,935
Global Payments, Inc.		46,063	3,078,390
Science Applications International Corp.		86,828	3,386,292

Semiconductors & Semiconductor Equipment 2.0%
First Solar, Inc. (I)		72,615	4,900,786
Infineon Technologies AG		358,124	4,164,010
NVIDIA Corp.		180,942	3,341,999
Synaptics, Inc. (I)(L)		73,562	4,571,878

Software 4.8%
Activision Blizzard, Inc.		320,028	6,403,760
Adobe Systems, Inc. (I)		80,885	4,989,796
Microsoft Corp.		188,608	7,619,763
Monitise PLC (I)		5,003,454	5,661,185
Oracle Corp.		106,611	4,358,258
Salesforce.com, Inc. (I)		124,407	6,425,622
Solera Holdings, Inc.		96,019	6,220,111

Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.		19,696	11,622,413
SanDisk Corp.		41,608	3,535,432

Materials 1.0%			8,370,313

Chemicals 0.5%
International Flavors & Fragrances, Inc.		40,834	4,022,966

Containers & Packaging 0.5%
Graphic Packaging Holding Company (I)		423,718	4,347,347

Telecommunication Services 0.5%			3,847,769

Wireless Telecommunication Services 0.5%
T-Mobile US, Inc. (I)		131,368	3,847,769

	Yield (%)	Shares	Value

Securities Lending Collateral 5.8%			$49,773,889

(Cost $49,766,947)

John Hancock Collateral Investment Trust (W)	0.1396 (Y)	4,973,857	49,773,889

		Par value	Value

Short-Term Investments 19.0%			$164,000,000

(Cost $164,000,000)

Repurchase Agreement 19.0%			164,000,000

Bank of America Tri-Party Repurchase Agreement dated 4-30-14 at 0.050% to be repurchased at $164,000,228 on 5-1-14, collateralized by $118,977,409 Federal
National Mortgage Association 2.281% - 4.500% due 8-1-22 to 8-1-43 (valued at
$123,496,024, including interest) and $42,077,372 Federal Home Loan Mortgage
Corp. 2.440% - 3.500% due 10-1-35 to 7-1-43 (valued at $43,783,977, including
interest)		$164,000,000	164,000,000

4

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

Total investments (Cost $921,835,806)† 114.8%	$988,504,246

Other assets and liabilities, net (14.8%)	($127,213,866)

Total net assets 100.0%	$861,290,380

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 4-30-14. Total value of securities on loan at 4-30-14 was $48,658,469.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-14.
†	At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $923,193,301. Net unrealized appreciation aggregated $65,310,945, of which $81,428,113 related to appreciated investment securities and $16,117,168 related to depreciated investment securities.

The fund has the following country concentration as a percentage of net assets on 4-30-14:

United States	85.3%
Japan	5.2%
France	1.9%
China	1.1%
Hong Kong	1.1%
Italy	1.0%
Spain	1.0%
Ireland	0.9%
Germany	0.8%
United Kingdom	0.7%
Mexico	0.5%
Switzerland	0.5%

Total	100.0%

5

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$87,723,294	$67,803,395	$19,919,899	—
Consumer Staples	62,538,324	50,107,996	12,430,328	—
Energy	77,839,769	77,839,769	—	—
Financials	31,342,927	8,900,174	22,442,753	—
Health Care	260,609,298	252,220,781	8,388,517	—
Industrials	56,974,545	33,022,526	23,952,019	—
Information Technology	185,484,118	170,572,988	14,911,130	—
Materials	8,370,313	8,370,313	—	—
Telecommunication Services	3,847,769	3,847,769	—	—
Securities Lending Collateral	49,773,889	49,773,889	—	—
Short-Term Investments	164,000,000	—	164,000,000	—

Total Investments in Securities	$988,504,246	$722,459,600	$266,044,646	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

6

Technical Opportunities Fund
As of 4-30-14 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q3 4/14
6/14

John Hancock
Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 41.0%				$552,560,850

(Cost $539,590,166)

Consumer Discretionary 6.1%				82,806,488

Auto Components 0.0%
The Goodyear Tire & Rubber Company	6.500	03/01/21	415,000	449,238
The Goodyear Tire & Rubber Company	7.000	05/15/22	190,000	209,475

Automobiles 0.7%
Chrysler Group LLC (S)	8.250	06/15/21	730,000	820,338
Ford Motor Credit Company LLC	4.250	09/20/22	4,875,000	5,108,244
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	3,125,000	3,332,831

Diversified Consumer Services 0.1%
SSI Investments II, Ltd.	11.125	06/01/18	425,000	450,500
The ServiceMaster Company	7.000	08/15/20	175,000	184,625
The ServiceMaster Company	7.450	08/15/27	250,000	242,500
The ServiceMaster Company	8.000	02/15/20	324,000	349,515

Hotels, Restaurants & Leisure 0.6%
Hilton Worldwide Finance LLC (S)	5.625	10/15/21	625,000	651,563
Isle of Capri Casinos, Inc.	5.875	03/15/21	980,000	977,550
Landry's, Inc. (S)	9.375	05/01/20	585,000	644,963
MAF Global Securities, Ltd. (7.125% to 10-29-18, then 5
Year U.S. Swap Rate + 5.702%) (Q)	7.125	10/29/18	200,000	215,000
Marriott International, Inc.	3.000	03/01/19	3,250,000	3,331,988
MGM Resorts International	6.625	12/15/21	965,000	1,061,790
PNK Finance Corp. (S)	6.375	08/01/21	975,000	1,023,750
RHP Hotel Properties LP	5.000	04/15/21	490,000	488,775

Household Durables 0.3%
Lennar Corp.	4.750	11/15/22	455,000	443,625
Newell Rubbermaid, Inc.	4.000	06/15/22	3,200,000	3,281,862
RSI Home Products, Inc. (S)	6.875	03/01/18	385,000	412,913

Media 3.4%
21st Century Fox America, Inc.	6.650	11/15/37	2,725,000	3,382,311
Altice SA (S)	7.750	05/15/22	505,000	526,463
AMC Entertainment, Inc. (S)	5.875	02/15/22	590,000	603,275
British Sky Broadcasting Group PLC (S)	3.125	11/26/22	1,650,000	1,595,864
Cablevision Systems Corp.	5.875	09/15/22	1,180,000	1,194,750
Cablevision Systems Corp.	8.000	04/15/20	440,000	508,200
CBS Corp.	4.850	07/01/42	3,425,000	3,378,341
CBS Outdoor Americas Capital LLC (S)	5.250	02/15/22	610,000	625,250
CCO Holdings LLC	5.125	02/15/23	500,000	488,125
CCO Holdings LLC	6.625	01/31/22	645,000	694,988
Cequel Communications Holdings I LLC (S)	5.125	12/15/21	730,000	711,750
Comcast Corp.	4.250	01/15/33	3,825,000	3,829,858
DIRECTV Holdings LLC	6.000	08/15/40	3,100,000	3,300,468
Discovery Communications LLC	3.300	05/15/22	3,250,000	3,208,598
DISH DBS Corp.	5.000	03/15/23	1,970,000	2,009,400
Gannett Company, Inc. (S)	6.375	10/15/23	710,000	752,600
Gray Television, Inc.	7.500	10/01/20	585,000	628,875
Mediacom Broadband LLC (S)	5.500	04/15/21	130,000	129,675
Mediacom LLC	7.250	02/15/22	860,000	926,650
NBCUniversal Media LLC	4.375	04/01/21	2,800,000	3,056,133
Nexstar Broadcasting, Inc.	6.875	11/15/20	775,000	829,250
Numericable Group SA (S)	6.000	05/15/22	460,000	470,925

1

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

Numericable Group SA (S)	6.250	05/15/24		275,000	$281,531
Omnicom Group, Inc.	3.625	05/01/22		3,275,000	3,286,698
Ono Finance II PLC (S)	10.875	07/15/19		440,000	489,500
Quebecor Media, Inc.	5.750	01/15/23		555,000	557,775
Sinclair Television Group, Inc.	6.125	10/01/22		1,100,000	1,123,375
The Interpublic Group of Companies, Inc.	4.000	03/15/22		3,250,000	3,297,414
Time Warner, Inc.	7.700	05/01/32		2,425,000	3,334,545
Univision Communications, Inc. (S)	7.875	11/01/20		445,000	488,944
Univision Communications, Inc. (S)	8.500	05/15/21		575,000	632,500

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	3.875	01/15/22		4,400,000	4,567,776
Macy's Retail Holdings, Inc.	6.900	04/01/29		175,000	214,153
The Bon-Ton Department Stores, Inc.	8.000	06/15/21		435,000	414,338

Specialty Retail 0.4%
Advance Auto Parts, Inc.	4.500	12/01/23		3,375,000	3,533,878
Guitar Center, Inc. (S)	6.500	04/15/19		395,000	379,200
Guitar Center, Inc. (S)	9.625	04/15/20		355,000	331,925
Outerwall, Inc.	6.000	03/15/19		610,000	632,875
Petco Holdings Inc., PIK (S)	8.500	10/15/17		350,000	357,070

Textiles, Apparel & Luxury Goods 0.2%
Hot Topic, Inc. (S)	9.250	06/15/21		555,000	606,338
Levi Strauss & Company	6.875	05/01/22		595,000	658,219
Quiksilver, Inc. (S)	7.875	08/01/18		330,000	358,050
Quiksilver, Inc.	10.000	08/01/20		300,000	340,500
The William Carter Company (S)	5.250	08/15/21		374,000	387,090

Consumer Staples 2.4%					31,950,456

Beverages 0.4%
Diageo Investment Corp.	2.875	05/11/22		1,625,000	1,594,327
SABMiller Holdings, Inc. (S)	3.750	01/15/22		3,050,000	3,148,109

Food & Staples Retailing 0.7%
Cencosud SA (S)	5.500	01/20/21		150,000	155,922
CVS Pass-Through Trust	6.036	12/10/28		3,029,793	3,459,736
HJ Heinz Company (S)	4.250	10/15/20		510,000	502,605
New Albertsons, Inc.	8.000	05/01/31		740,000	629,000
R&R PLC, PIK	9.250	05/15/18	EUR	525,000	743,836
The Kroger Company	5.150	08/01/43		3,250,000	3,410,612

Food Products 0.5%
Boparan Finance PLC	9.750	04/30/18	EUR	100,000	149,140
Chiquita Brands International, Inc.	7.875	02/01/21		830,000	925,450
ConAgra Foods, Inc.	4.650	01/25/43		3,225,000	3,169,711
ESAL GmbH (S)	6.250	02/05/23		200,000	191,000
Post Holdings, Inc.	7.375	02/15/22		780,000	834,600
Premier Foods Finance PLC (S)	6.500	03/15/21	GBP	400,000	692,311
Smithfield Foods, Inc.	6.625	08/15/22		610,000	665,663

Household Products 0.1%
Reynolds Group Issuer, Inc.	9.875	08/15/19		635,000	704,850
Spectrum Brands, Inc.	6.375	11/15/20		520,000	564,200
The Sun Products Corp. (S)	7.750	03/15/21		605,000	547,525

Personal Products 0.0%
Prestige Brands, Inc. (S)	5.375	12/15/21		310,000	317,750

2

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Tobacco 0.7%
Altria Group, Inc.	2.850	08/09/22	3,425,000	$3,258,514
Lorillard Tobacco Company	6.875	05/01/20	2,650,000	3,128,829
Philip Morris International, Inc.	1.125	08/21/17	3,175,000	3,156,766

Energy 6.3%				84,596,706

Energy Equipment & Services 0.5%
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02/11/20	200,000	210,000
Hornbeck Offshore Services, Inc.	5.000	03/01/21	550,000	533,500
Offshore Group Investment, Ltd.	7.125	04/01/23	910,000	896,350
Pacific Drilling SA (S)	5.375	06/01/20	560,000	544,600
Parker Drilling Company (S)	6.750	07/15/22	745,000	771,075
Transocean, Inc.	6.375	12/15/21	3,000,000	3,389,226
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	475,000	507,063

Oil, Gas & Consumable Fuels 5.8%
Access Midstream Partners LP	4.875	05/15/23	440,000	445,500
Access Midstream Partners LP	4.875	03/15/24	260,000	258,700
Adaro Indonesia PT	7.625	10/22/19	150,000	157,875
Anadarko Petroleum Corp.	6.375	09/15/17	2,800,000	3,235,394
Apache Corp.	4.750	04/15/43	3,325,000	3,430,592
Arch Coal, Inc.	7.250	06/15/21	835,000	624,163
Atlas Pipeline Partners LP	4.750	11/15/21	565,000	536,750
Bonanza Creek Energy, Inc.	6.750	04/15/21	720,000	770,400
BP Capital Markets PLC	2.750	05/10/23	5,400,000	5,120,091
Calumet Specialty Products Partners LP (S)	6.500	04/15/21	410,000	408,975
Calumet Specialty Products Partners LP	9.625	08/01/20	280,000	322,000
Cloud Peak Energy Resources LLC	6.375	03/15/24	255,000	265,200
Cloud Peak Energy Resources LLC	8.500	12/15/19	505,000	544,138
CONSOL Energy, Inc.	8.250	04/01/20	805,000	876,444
Cosan Luxembourg SA (S)	5.000	03/14/23	200,000	190,000
Denbury Resources, Inc.	5.500	05/01/22	485,000	490,456
El Paso Pipeline Partners Operating Company LLC	4.700	11/01/42	3,625,000	3,327,130
EP Energy LLC	6.875	05/01/19	385,000	413,394
EP Energy LLC	9.375	05/01/20	415,000	478,288
EQT Corp.	4.875	11/15/21	3,225,000	3,451,579
FTS International, Inc. (S)	6.250	05/01/22	475,000	480,938
Halcon Resources Corp. (S)	9.750	07/15/20	750,000	800,625
Indo Energy Finance II BV (S)	6.375	01/24/23	300,000	232,875
Intergas Finance BV	6.375	05/14/17	269,000	285,813
KazMunayGas National Company (S)	4.400	04/30/23	2,152,000	2,030,950
KazMunayGas National Company	5.750	04/30/43	202,000	182,824
KazMunayGas National Company	6.375	04/09/21	350,000	380,100
KazMunayGas National Company (S)	6.375	04/09/21	200,000	217,200
KazMunayGas National Company	7.000	05/05/20	521,000	585,474
KazMunayGas National Company (S)	9.125	07/02/18	1,876,000	2,241,820
KazMunayGas National Company	11.750	01/23/15	215,000	229,998
Kinder Morgan Energy Partners LP	3.450	02/15/23	3,300,000	3,161,143
Kodiak Oil & Gas Corp.	5.500	01/15/21	550,000	566,500
Laredo Petroleum, Inc. (S)	5.625	01/15/22	365,000	372,300
Laredo Petroleum, Inc.	7.375	05/01/22	400,000	441,000
Linn Energy LLC	7.750	02/01/21	965,000	1,032,550
Marathon Petroleum Corp.	6.500	03/01/41	2,725,000	3,367,103
MEG Energy Corp. (S)	6.375	01/30/23	535,000	555,063
MEG Energy Corp. (S)	7.000	03/31/24	220,000	233,200

3

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Midstates Petroleum Company, Inc.	10.750	10/01/20		695,000	$749,731
Oasis Petroleum, Inc. (S)	6.875	03/15/22		400,000	434,000
Oasis Petroleum, Inc.	7.250	02/01/19		590,000	629,825
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		123,000	118,849
Peabody Energy Corp.	6.250	11/15/21		940,000	954,100
Pertamina Persero PT	6.000	05/03/42		200,000	178,500
Petroleos de Venezuela SA	5.000	10/28/15		2,486,515	2,234,755
Petroleos de Venezuela SA	5.000	10/28/15		32,114	28,862
Petroleos de Venezuela SA	5.250	04/12/17		2,482,800	1,998,654
Petroleos de Venezuela SA	5.375	04/12/27		336,100	195,778
Petroleos de Venezuela SA	8.500	11/02/17		4,260,900	3,834,810
Petroleos de Venezuela SA	9.750	05/17/35		203,974	155,632
Petroleos Mexicanos	6.625	06/15/35		376,000	421,120
Petroleos Mexicanos (S)	7.650	11/24/21	MXN	5,250,000	419,442
Petronas Capital, Ltd.	7.875	05/22/22		959,000	1,248,060
Phillips 66	4.300	04/01/22		3,175,000	3,393,545
Pioneer Natural Resources Company	3.950	07/15/22		3,300,000	3,401,462
QEP Resources, Inc.	5.375	10/01/22		960,000	962,400
Sabine Pass Liquefaction LLC	5.625	02/01/21		590,000	609,175
Samson Investment Company (S)	10.750	02/15/20		850,000	896,750
SandRidge Energy, Inc.	7.500	03/15/21		980,000	1,041,250
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22		200,000	198,321
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42		200,000	197,446
Sinopec Group Overseas Development 2014, Ltd. (S)	4.375	04/10/24		278,000	280,488
Spectra Energy Partners LP	4.750	03/15/24		3,300,000	3,530,353
State Oil Company of the Azerbaijan Republic	4.750	03/13/23		952,000	917,966
State Oil Company of the Azerbaijan Republic	5.450	02/09/17		200,000	211,520
Tesoro Logistics LP (S)	5.875	10/01/20		350,000	366,625
Tesoro Logistics LP	6.125	10/15/21		450,000	475,875
Tullow Oil PLC (S)	6.000	11/01/20		75,000	76,500
Ultra Petroleum Corp. (S)	5.750	12/15/18		490,000	515,725
Venoco, Inc.	8.875	02/15/19		525,000	517,125
Williams Partners LP	4.500	11/15/23		3,400,000	3,540,893
YPF SA (S)	8.750	04/04/24		64,000	64,400
Zhaikmunai LP (S)	7.125	11/13/19		196,000	200,410

Financials 11.1%					149,088,040

Banks 4.1%
Bancolombia SA	5.125	09/11/22		185,000	183,381
BPCE SA (S)	5.700	10/22/23		3,025,000	3,203,142
CIT Group, Inc.	5.000	08/15/22		310,000	316,975
CIT Group, Inc.	5.250	03/15/18		520,000	557,700
Fifth Third Bancorp	3.625	01/25/16		3,200,000	3,351,226
Grupo Aval, Ltd. (S)	4.750	09/26/22		200,000	195,500
HBOS PLC (S)	6.750	05/21/18		4,100,000	4,669,027
HSBC Holdings PLC	6.500	09/15/37		2,850,000	3,430,733
Intesa Sanpaolo SpA	3.125	01/15/16		5,000,000	5,145,200
Itau Unibanco Holding SA (S)	5.650	03/19/22		200,000	203,500
Mizuho Bank, Ltd. (S)	2.950	10/17/22		3,500,000	3,374,777
PNC Bank NA	2.700	11/01/22		3,000,000	2,856,273
PNC Financial Services Group, Inc.	3.900	04/29/24		4,000,000	4,005,500
Royal Bank of Scotland Group PLC	6.000	12/19/23		2,675,000	2,793,382
Santander Holdings USA, Inc.	3.000	09/24/15		3,325,000	3,420,281
Santander UK PLC (S)	5.000	11/07/23		2,000,000	2,110,982

4

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Skandinaviska Enskilda Banken AB (S)	2.375	03/25/19		3,725,000	$3,721,201
Societe Generale SA (S)	5.750	04/20/16		3,325,000	3,591,462
Standard Chartered PLC (6.409% to 1-30-17, then 3 month
LIBOR + 1.510%) (Q)(S)	6.409	01/30/17		2,850,000	3,070,875
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22		200,000	197,500
Turkiye Is Bankasi (S)	5.500	04/21/19		300,000	308,775
Wells Fargo & Company	4.125	08/15/23		4,700,000	4,791,288

Capital Markets 0.6%
Morgan Stanley	4.875	11/01/22		4,575,000	4,825,952
Nomura Holdings, Inc.	2.750	03/19/19		3,450,000	3,449,327

Consumer Finance 0.4%
Capital One Bank USA NA	3.375	02/15/23		550,000	543,055
Capital One Financial Corp.	6.150	09/01/16		3,635,000	4,043,625

Diversified Financial Services 3.1%
Aviation Capital Group Corp. (S)	6.750	04/06/21		2,925,000	3,270,460
Bank of America Corp.	4.125	01/22/24		5,750,000	5,828,775
Bank of America Corp.	6.050	05/16/16		3,530,000	3,851,929
Citigroup, Inc.	2.500	09/26/18		1,900,000	1,920,220
Citigroup, Inc.	5.000	09/15/14		2,350,000	2,387,736
Citigroup, Inc.	5.300	05/06/44		2,250,000	2,243,672
Citigroup, Inc.	5.500	02/15/17		4,875,000	5,380,482
Countrywide Financial Corp.	6.250	05/15/16		1,325,000	1,450,949
Discover Bank	4.250	03/13/26		2,850,000	2,921,187
European Bank for Reconstruction & Development	7.200	06/08/16	IDR	780,000,000	66,689
European Investment Bank (Z)	Zero	12/31/18	ZAR	1,480,000	99,102
Inter-American Development Bank (Z)	Zero	08/20/15	IDR	5,310,000,000	417,155
JPMorgan Chase & Company	4.400	07/22/20		2,875,000	3,136,622
Provident Funding Associates LP (S)	6.750	06/15/21		200,000	204,500
Provident Funding Associates LP (S)	10.125	02/15/19		350,000	383,250
Rabobank Nederland NV	3.950	11/09/22		5,050,000	5,077,886
Voya Financial, Inc.	2.900	02/15/18		3,275,000	3,378,788

Insurance 1.5%
American Equity Investment Life Holding Company	6.625	07/15/21		365,000	391,006
AXA SA	8.600	12/15/30		2,070,000	2,680,650
Boardwalk Pipelines LP	3.375	02/01/23		3,800,000	3,416,196
Burlington Northern Santa Fe LLC	4.400	03/15/42		3,315,000	3,231,803
Genworth Holdings, Inc.	7.625	09/24/21		2,575,000	3,216,572
Hartford Financial Services Group, Inc.	6.000	01/15/19		2,850,000	3,309,161
Reinsurance Group of America, Inc.	4.700	09/15/23		2,975,000	3,135,391

Real Estate Investment Trusts 1.4%
Boston Properties LP	3.850	02/01/23		3,200,000	3,264,342
Corporate Office Properties LP	3.600	05/15/23		3,200,000	3,033,104
DDR Corp.	7.875	09/01/20		2,600,000	3,251,019
Kimco Realty Corp.	4.300	02/01/18		2,975,000	3,200,871
MPT Operating Partnership LP	5.500	05/01/24		340,000	346,800
Simon Property Group LP	3.375	03/15/22		1,450,000	1,476,538
WEA Finance LLC (S)	4.625	05/10/21		4,125,000	4,537,046

Real Estate Management & Development 0.0%
Kaisa Group Holdings, Ltd. (S)	8.875	03/19/18		100,000	96,875

5

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Thrifts & Mortgage Finance 0.0%
Alfa Bank OJSC (S)	7.500	09/26/19	125,000	$120,625

Health Care 2.3%				31,465,287

Health Care Equipment & Supplies 0.2%
Biomet, Inc.	6.500	08/01/20	915,000	1,000,781
Hologic, Inc.	6.250	08/01/20	450,000	475,875
Kinetic Concepts, Inc.	10.500	11/01/18	530,000	605,525
Kinetic Concepts, Inc.	12.500	11/01/19	575,000	669,875

Health Care Providers & Services 1.6%
Community Health Systems, Inc. (S)	6.875	02/01/22	550,000	569,938
Community Health Systems, Inc.	8.000	11/15/19	470,000	514,063
Express Scripts Holding Company	3.900	02/15/22	3,300,000	3,420,226
HCA Holdings, Inc.	7.750	05/15/21	440,000	483,450
HCA, Inc.	7.500	02/15/22	400,000	456,200
HealthSouth Corp.	5.750	11/01/24	510,000	531,675
Humana, Inc.	4.625	12/01/42	3,275,000	3,206,389
IASIS Healthcare LLC	8.375	05/15/19	660,000	701,250
LifePoint Hospitals, Inc. (S)	5.500	12/01/21	670,000	696,800
McKesson Corp.	3.796	03/15/24	3,275,000	3,309,944
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	775,000	842,813
Tenet Healthcare Corp. (S)	6.000	10/01/20	330,000	346,500
Tenet Healthcare Corp.	8.125	04/01/22	455,000	505,050
United Surgical Partners International, Inc.	9.000	04/01/20	555,000	619,519
UnitedHealth Group, Inc.	4.625	11/15/41	475,000	485,749
UnitedHealth Group, Inc.	5.800	03/15/36	3,755,000	4,441,316

Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.	1.300	02/01/17	3,325,000	3,329,113

Pharmaceuticals 0.3%
AbbVie, Inc.	1.750	11/06/17	3,050,000	3,068,273
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22	385,000	390,775
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/18	265,000	286,863
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	455,000	507,325

Industrials 3.1%				41,058,173

Aerospace & Defense 0.6%
Bombardier, Inc. (S)	6.000	10/15/22	540,000	549,450
Bombardier, Inc. (S)	6.125	01/15/23	375,000	383,438
Erickson, Inc. (S)	8.250	05/01/20	594,000	617,760
L-3 Communications Corp.	4.750	07/15/20	2,925,000	3,146,478
Northrop Grumman Corp.	1.750	06/01/18	3,100,000	3,063,358

Air Freight & Logistics 0.4%
FedEx Corp.	2.625	08/01/22	2,675,000	2,537,575
FedEx Corp.	4.000	01/15/24	2,125,000	2,191,629
Park-Ohio Industries, Inc.	8.125	04/01/21	275,000	305,938

Building Products 0.2%
Cleaver-Brooks, Inc. (S)	8.750	12/15/19	520,000	575,900
Griffon Corp. (S)	5.250	03/01/22	860,000	849,250
Owens Corning	7.000	12/01/36	1,600,000	1,804,998

Commercial Services & Supplies 0.3%
ACCO Brands Corp.	6.750	04/30/20	1,221,000	1,269,840

6

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials (continued)

Clean Harbors, Inc.	5.250	08/01/20		460,000	$471,500
Pitney Bowes, Inc.	4.625	03/15/24		1,775,000	1,784,812

Construction & Engineering 0.1%
MasTec, Inc.	4.875	03/15/23		650,000	627,250

Electrical Equipment 0.3%
ABB Finance USA, Inc.	2.875	05/08/22		3,375,000	3,313,703
Artesyn Escrow, Inc. (S)	9.750	10/15/20		505,000	469,650
CeramTec Group GmbH	8.250	08/15/21	EUR	425,000	647,112

Industrial Conglomerates 0.1%
CITIC Pacific, Ltd.	6.375	04/10/20		200,000	213,500
KOC Holding AS (S)	3.500	04/24/20		250,000	233,750
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21		180,000	189,225
Odebrecht Finance, Ltd. (S)	5.125	06/26/22		100,000	102,000
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10/01/22		194,580	203,579

Machinery 0.1%
Trinseo Materials Operating SCA	8.750	02/01/19		1,075,000	1,144,875
Xerium Technologies, Inc.	8.875	06/15/18		550,000	588,500

Road & Rail 0.6%
Canadian National Railway Company	2.850	12/15/21		2,050,000	2,043,959
Penske Truck Leasing Company LP (S)	2.500	03/15/16		3,300,000	3,393,232
Ryder System, Inc.	2.550	06/01/19		2,000,000	2,008,058
Union Pacific Corp.	3.750	03/15/24		1,200,000	1,233,774

Trading Companies & Distributors 0.4%
Aircastle, Ltd.	6.750	04/15/17		500,000	560,000
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		345,000	357,075
GATX Corp.	2.500	03/15/19		3,250,000	3,241,986
International Lease Finance Corp.	8.250	12/15/20		501,000	604,331
WESCO Distribution, Inc. (S)	5.375	12/15/21		325,000	330,688

Information Technology 1.4%					19,284,276

Communications Equipment 0.2%
Alcatel-Lucent USA, Inc. (S)	6.750	11/15/20		400,000	420,000
Cisco Systems, Inc.	2.900	03/04/21		1,575,000	1,585,879

Electronic Equipment, Instruments & Components 0.0%
CPI International, Inc.	8.750	02/15/18		465,000	487,088

Internet Software & Services 0.2%
Tencent Holdings, Ltd. (S)	3.375	05/02/19		3,200,000	3,216,230

Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.	1.750	05/15/17		4,000,000	4,034,996
Amkor Technology, Inc.	6.375	10/01/22		745,000	784,113
Magnachip Semiconductor Corp.	6.625	07/15/21		505,000	501,213
STATS ChipPAC, Ltd. (S)	4.500	03/20/18		125,000	126,563

Software 0.2%
BMC Software Finance, Inc. (S)	8.125	07/15/21		460,000	481,850
First Data Corp. (S)	6.750	11/01/20		370,000	394,975
First Data Corp.	12.625	01/15/21		450,000	540,000
Infor US, Inc.	11.500	07/15/18		390,000	450,450
Nuance Communications, Inc. (S)	5.375	08/15/20		500,000	503,750

7

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Information Technology (continued)

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.	3.850	05/04/43		5,700,000	$5,172,106
NCR Corp.	5.000	07/15/22		575,000	585,063

Materials 3.2%					43,434,590

Chemicals 1.2%
Cabot Corp.	3.700	07/15/22		3,250,000	3,215,170
Chemtura Corp.	5.750	07/15/21		1,070,000	1,110,125
INEOS Group Holdings SA (S)	5.875	02/15/19		570,000	581,400
LyondellBasell Industries NV	6.000	11/15/21		3,300,000	3,893,647
OCP SA (S)	5.625	04/25/24		365,000	365,000
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04/29/19		473,000	472,913
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20		236,000	246,375
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20		2,607,000	2,721,606
SPCM SA (S)	6.000	01/15/22		825,000	874,500
The Mosaic Company	4.250	11/15/23		3,125,000	3,233,172

Construction Materials 0.1%
Cementos Pacasmayo SAA (S)	4.500	02/08/23		200,000	187,750
Cemex Finance LLC (S)	9.375	10/12/22		200,000	230,500
Cemex SAB de CV (S)	9.500	06/15/18		200,000	228,500

Containers & Packaging 0.4%
ARD Finance SA, PIK (S)	11.125	06/01/18		436,044	479,648
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	550,000	846,023
Cascades, Inc.	7.750	12/15/17		450,000	468,844
Packaging Corp. of America	4.500	11/01/23		2,900,000	3,044,754
Sealed Air Corp. (S)	8.375	09/15/21		645,000	743,363

Metals & Mining 1.4%
Aperam (S)	7.375	04/01/16		275,000	283,250
Aperam (S)	7.750	04/01/18		435,000	460,013
ArcelorMittal	6.750	02/25/22		925,000	1,024,438
ArcelorMittal	7.500	10/15/39		505,000	528,988
Coeur Mining, Inc. (S)	7.875	02/01/21		45,000	44,550
Constellium NV (S)	5.750	05/15/24		275,000	282,563
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22		3,031,000	2,871,048
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42		200,000	175,531
Corporacion Nacional del Cobre de Chile (S)	4.500	08/13/23		602,000	630,174
Corporacion Nacional del Cobre de Chile	6.150	10/24/36		803,000	917,366
Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22		3,300,000	3,189,506
Fresnillo PLC (S)	5.500	11/13/23		200,000	205,000
Metalloinvest Finance, Ltd. (S)	5.625	04/17/20		150,000	133,875
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16		203,000	201,985
Newmont Mining Corp.	6.250	10/01/39		3,450,000	3,476,223
Samarco Mineracao SA (S)	4.125	11/01/22		200,000	185,750
Signode Industrial Group Lux SA (S)	6.375	05/01/22		340,000	343,400
Vale Overseas, Ltd.	5.625	09/15/19		2,950,000	3,297,593
Vedanta Resources PLC (S)	6.000	01/31/19		155,000	154,419
Vedanta Resources PLC	6.750	06/07/16		50,000	52,313
Vedanta Resources PLC (S)	8.250	06/07/21		204,000	216,240

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	7.500	06/01/20		600,000	663,000
Mercer International, Inc.	9.500	12/01/17		500,000	540,000
Norbord, Inc. (S)	5.375	12/01/20		605,000	614,075

8

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Telecommunication Services 2.2%					$29,253,195

Diversified Telecommunication Services 1.4%
CenturyLink, Inc.	5.800	03/15/22		590,000	604,750
CenturyLink, Inc.	6.750	12/01/23		225,000	241,313
Cincinnati Bell, Inc.	8.375	10/15/20		460,000	506,000
Cincinnati Bell, Inc.	8.750	03/15/18		470,000	493,500
CyrusOne LP	6.375	11/15/22		690,000	733,125
Frontier Communications Corp.	9.000	08/15/31		1,104,000	1,142,640
Indosat Palapa Company BV	7.375	07/29/20		50,000	54,000
Level 3 Financing, Inc.	7.000	06/01/20		725,000	783,000
Mobile Challenger Intermediate Group SA, PIK	8.750	03/15/19	EUR	400,000	571,588
T-Mobile USA, Inc.	6.731	04/28/22		740,000	798,275
Telefonica Emisiones SAU	3.192	04/27/18		4,775,000	4,948,184
UPC Holding BV	6.375	09/15/22	EUR	750,000	1,114,994
Verizon Communications, Inc.	3.450	03/15/21		2,750,000	2,811,083
Verizon Communications, Inc.	6.400	09/15/33		1,650,000	1,987,438
Wind Acquisition Finance SA (S)	6.500	04/30/20		410,000	439,725
Wind Acquisition Finance SA (S)	7.375	04/23/21		305,000	313,388
Windstream Corp.	7.500	04/01/23		835,000	880,925

Wireless Telecommunication Services 0.8%
America Movil SAB de CV	3.125	07/16/22		3,100,000	2,995,496
Bharti Airtel International Netherlands BV (S)	5.125	03/11/23		125,000	122,250
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	450,000	685,339
Millicom International Cellular SA (S)	6.625	10/15/21		275,000	286,688
Rogers Communications, Inc.	5.450	10/01/43		4,375,000	4,733,431
Sprint Capital Corp.	8.750	03/15/32		1,550,000	1,734,063
VimpelCom Holdings BV (S)	5.200	02/13/19		100,000	93,000
VimpelCom Holdings BV (S)	5.950	02/13/23		200,000	179,000

Utilities 2.9%					39,623,639

Electric Utilities 1.8%
Centrais Eletricas Brasileiras SA	5.750	10/27/21		200,000	200,500
Emgesa SA ESP (S)	8.750	01/25/21	COP	176,000,000	98,271
Emgesa SA ESP	8.750	01/25/21	COP	129,000,000	72,028
Georgia Power Company	4.300	03/15/42		5,245,000	5,194,548
NextEra Energy Capital Holdings, Inc.	2.700	09/15/19		3,250,000	3,270,335
NSTAR Electric Company	4.400	03/01/44		5,000,000	5,100,595
Oncor Electric Delivery Company LLC	4.100	06/01/22		3,250,000	3,443,947
PacifiCorp	2.950	02/01/22		3,300,000	3,274,352
PPL Energy Supply LLC	4.600	12/15/21		3,150,000	3,207,960

Independent Power and Renewable Electricity Producers 0.5%
AES Corp.	7.375	07/01/21		375,000	429,375
Calpine Corp. (S)	7.500	02/15/21		179,000	195,558
Calpine Corp. (S)	7.875	01/15/23		688,000	770,560
Empresas Publicas de Medellin ESP	8.375	02/01/21	COP	48,000,000	26,360
Empresas Publicas de Medellin ESP (S)	8.375	02/01/21	COP	220,000,000	120,816
Exelon Generation Company LLC	4.250	06/15/22		3,150,000	3,225,225
GenOn Energy, Inc.	9.500	10/15/18		1,505,000	1,591,538
Listrindo Capital BV (S)	6.950	02/21/19		200,000	212,000
NRG Energy, Inc. (S)	6.250	07/15/22		825,000	852,844

Multi-Utilities 0.6%
Dominion Gas Holdings LLC (S)	4.800	11/01/43		5,025,000	5,219,734
DTE Energy Company	3.850	12/01/23		3,025,000	3,117,093

9

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

U.S. Government & Agency Obligations 1.1%					$14,553,257

(Cost $14,513,343)

U.S. Government 0.1%					1,503,750

U.S. Treasury Note	2.125	08/31/20		1,500,000	1,503,750

U.S. Government Agency 1.0%					13,049,507

Federal Home Loan Mortgage Corp.
Freddie Mac Pool (P)	2.368	01/01/37		328,767	350,034
Freddie Mac Pool (P)	2.375	11/01/36		374,874	392,493
Federal National Mortgage Association
Fannie Mae Pool (P)	2.317	04/01/37		1,460,864	1,552,110
Fannie Mae Pool (P)	2.385	11/01/35		348,171	370,485
Fannie Mae Pool (P)	2.532	01/01/37		219,227	231,330
Fannie Mae Pool (P)	2.745	10/01/38		583,450	621,193
Fannie Mae Pool (P)	2.785	12/01/42		386,752	392,796
Fannie Mae Pool (C)	3.000	TBA		725,000	706,564
Fannie Mae Pool (C)	3.500	TBA		400,000	404,774
Fannie Mae Pool (C)	3.500	TBA		400,000	421,188
Fannie Mae Pool (C)	4.000	TBA		900,000	939,494
Fannie Mae Pool	4.000	08/01/25		395,819	422,675
Fannie Mae Pool (C)	4.500	TBA		1,400,000	1,498,400
Fannie Mae Pool (C)	5.000	TBA		850,000	929,488
Fannie Mae Pool	5.000	01/01/16		317,825	336,876
Fannie Mae Pool	5.000	01/01/19		3,522	3,733
Fannie Mae Pool (C)	5.500	TBA		1,000,000	1,103,672
Fannie Mae Pool	6.500	01/01/37		547,424	613,385
Government National Mortgage Association
Ginnie Mae Pool (C)	3.500	TBA		675,000	693,826
Ginnie Mae Pool (C)	4.000	TBA		400,000	423,281
Ginnie Mae Pool (C)	4.500	TBA		300,000	325,140
Ginnie Mae Pool	6.000	08/15/35		282,270	316,570

Foreign Government Obligations 13.4%					$181,062,534

(Cost $183,636,895)

Argentina 0.3%					3,366,500

Republic of Argentina
Bond	7.000	10/03/15		750,219	731,464
Bond	7.000	04/17/17		2,785,146	2,555,371
Republic of Argentina (2.500% Steps up to 3.750% on 3-31-
19)
Bond	2.500	12/31/38		188,000	79,665

Azerbaijan 0.1%					1,274,741

Republic of Azerbaijan
Bond (S)	4.750	03/18/24		1,265,000	1,274,741

Brazil 1.2%					16,869,731

Brazil Minas SPE	5.333	02/15/28		575,000	564,219
Federative Republic of Brazil
Bill (Z)	Zero	01/01/16	BRL	4,771,000	1,768,320
Bill (Z)	Zero	01/01/17	BRL	6,394,000	2,100,272
Bond	2.625	01/05/23		6,901,000	6,262,658
Bond	4.250	01/07/25		3,305,000	3,280,213

10

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Brazil (continued)

Bond	7.125	01/20/37		584,000	$715,400
Bond	8.250	01/20/34		89,000	120,150
Note	5.875	01/15/19		377,000	428,838
Note	10.000	01/01/17	BRL	1,915,000	843,887
Note	10.000	01/01/21	BRL	1,589,000	660,946
Note	10.000	01/01/23	BRL	307,000	124,828

Colombia 0.8%					11,435,308

Bogota Distrito Capital
Note	9.750	07/26/28	COP	2,065,000,000	1,327,563
Note	9.750	07/26/28	COP	400,000,000	257,155
Republic of Colombia
Bond	4.000	02/26/24		1,169,000	1,178,937
Bond	4.375	07/12/21		1,548,000	1,637,784
Bond	7.375	03/18/19		360,000	436,500
Bond	7.375	09/18/37		1,478,000	1,932,485
Bond	7.750	04/14/21	COP	1,237,000,000	719,751
Bond	8.125	05/21/24		476,000	628,320
Bond	9.850	06/28/27	COP	2,612,000,000	1,760,553
Bond	11.750	02/25/20		541,000	782,421
Bond	12.000	10/22/15	COP	1,361,000,000	773,839

Costa Rica 0.1%					1,569,060

Republic of Costa Rica
Bond	4.250	01/26/23		1,174,000	1,077,145
Bond (S)	4.375	04/30/25		295,000	261,075
Bond (S)	7.000	04/04/44		232,000	230,840

Croatia 0.4%					5,305,846

Republic of Croatia
Bond	5.500	04/04/23		1,236,000	1,248,360
Bond (S)	6.000	01/26/24		1,926,000	2,005,448
Bond	6.000	01/26/24		450,000	468,563
Bond	6.375	03/24/21		1,200,000	1,290,000
Bond (S)	6.375	03/24/21		273,000	293,475

Dominican Republic 0.3%					4,127,145

Government of Dominican Republic
Bond (S)	5.875	04/18/24		608,000	604,960
Bond (S)	7.450	04/30/44		329,000	331,190
Bond	7.500	05/06/21		2,848,000	3,161,280
Bond	9.040	01/23/18		27,106	29,715

El Salvador 0.1%					1,986,746

Republic of El Salvador
Bond (S)	5.875	01/30/25		183,000	177,510
Bond (S)	7.375	12/01/19		180,000	200,250
Bond	7.650	06/15/35		1,347,000	1,399,196
Bond	8.250	04/10/32		189,000	209,790

11

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Gabon 0.0%					$310,295

Republic of Gabon
Bond	8.200	12/12/17		271,000	310,295

Ghana 0.0%					235,331

Republic of Ghana
Bond	8.500	10/04/17		231,000	235,331

Hungary 0.4%					4,737,890

Republic of Hungary
Bond	4.125	02/19/18		154,000	158,620
Bond	4.375	07/04/17	EUR	158,000	230,378
Bond	5.000	03/30/16	GBP	37,000	64,657
Bond	5.375	03/25/24		344,000	356,470
Bond	5.500	12/20/18	HUF	37,880,000	178,123
Bond	5.500	06/24/25	HUF	10,800,000	48,848
Bond	5.750	11/22/23		704,000	749,760
Bond	6.000	11/24/23	HUF	18,370,000	87,704
Bond	6.250	01/29/20		664,000	734,716
Bond	6.375	03/29/21		1,230,000	1,368,375
Bond	6.500	06/24/19	HUF	9,200,000	45,437
Bond	7.000	06/24/22	HUF	104,060,000	525,597
Bond	7.625	03/29/41		158,000	189,205

Indonesia 1.2%					15,986,534

Republic of Indonesia
Bond (S)	3.375	04/15/23		1,984,000	1,798,000
Bond	4.875	05/05/21		1,083,000	1,116,844
Bond	5.375	10/17/23		3,299,000	3,443,331
Bond	5.625	05/15/23	IDR	3,564,000,000	260,890
Bond	5.875	03/13/20		104,000	113,880
Bond	6.125	05/15/28	IDR	1,090,000,000	76,648
Bond	6.625	05/15/33	IDR	2,700,000,000	189,746
Bond	6.875	01/17/18		729,000	829,238
Bond	7.000	05/15/22	IDR	17,340,000,000	1,409,817
Bond	7.000	05/15/27	IDR	300,000,000	23,094
Bond	7.750	01/17/38		598,000	724,328
Bond	7.875	04/15/19	IDR	5,790,000,000	505,808
Bond	8.250	06/15/32	IDR	1,500,000,000	125,978
Bond	8.375	03/15/24	IDR	23,942,000,000	2,115,362
Bond	8.500	10/12/35		420,000	542,325
Bond	9.000	03/15/29	IDR	12,581,000,000	1,134,428
Bond	11.000	09/15/25	IDR	210,000,000	21,801
Bond (S)	11.625	03/04/19		575,000	774,813
Bond	11.625	03/04/19		579,000	780,203

12

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Iraq 0.1%					$1,652,018

Republic of Iraq
Bond	5.800	01/15/28		1,851,000	1,652,018

Ivory Coast 0.1%					1,542,868

Republic of Ivory Coast
Bond	5.750	12/31/32		1,641,000	1,542,868

Lithuania 0.1%					913,920

Republic of Lithuania
Bond	6.625	02/01/22		768,000	913,920

Malaysia 0.5%					6,181,955

Government of Malaysia
Bond	3.172	07/15/16	MYR	970,000	296,057
Bond	3.197	10/15/15	MYR	210,000	64,430
Bond	3.314	10/31/17	MYR	490,000	149,039
Bond	3.394	03/15/17	MYR	630,000	192,917
Bond	3.418	08/15/22	MYR	1,350,000	397,089
Bond	3.480	03/15/23	MYR	1,860,000	545,691
Bond	3.492	03/31/20	MYR	850,000	255,398
Bond	3.580	09/28/18	MYR	1,370,000	418,798
Bond	3.654	10/31/19	MYR	220,000	67,475
Bond	3.741	02/27/15	MYR	90,000	27,718
Bond	3.844	04/15/33	MYR	300,000	83,374
Bond	3.889	07/31/20	MYR	1,770,000	541,814
Bond	4.012	09/15/17	MYR	3,530,000	1,097,353
Bond	4.048	09/30/21	MYR	1,260,000	389,064
Bond	4.160	07/15/21	MYR	3,160,000	980,256
Bond	4.181	07/15/24	MYR	1,050,000	323,711
Bond	4.262	09/15/16	MYR	630,000	197,033
Bond	4.392	04/15/26	MYR	500,000	154,738

Mexico 1.2%					16,471,803

Government of Mexico
Bond	4.000	10/02/23		838,000	858,950
Bond	4.750	03/08/44		1,090,000	1,051,850
Bond	5.000	06/15/17	MXN	12,022,000	935,561
Bond	5.550	01/21/45		395,000	427,588
Bond	6.000	06/18/15	MXN	1,494,000	116,988
Bond	6.050	01/11/40		4,010,000	4,627,540
Bond	6.250	06/16/16	MXN	479,000	38,229
Bond	6.500	06/10/21	MXN	2,267,000	180,758
Bond	6.500	06/09/22	MXN	10,486,000	826,861
Bond	7.250	12/15/16	MXN	10,621,000	871,017
Bond	7.750	12/14/17	MXN	4,657,000	390,994
Bond	7.750	05/29/31	MXN	11,555,000	951,301
Bond	8.000	06/11/20	MXN	4,490,000	386,575
Bond	8.000	12/07/23	MXN	39,825,000	3,442,604
Bond	8.500	05/31/29	MXN	1,449,000	128,559
Bond	9.500	12/18/14	MXN	12,810,000	1,014,556
Bond	10.000	12/05/24	MXN	2,252,000	221,872

Morocco 0.1%					850,706

Kingdom of Morocco
Bond (S)	4.250	12/11/22		885,000	850,706

13

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands 0.0%					$455,972

Republic of Mozambique
Bond	6.305	09/11/20		473,000	455,972

Nigeria 0.1%					1,319,143

Federal Republic of Nigeria
Bond (S)	6.375	07/12/23		232,000	243,020
Bond	6.375	07/12/23		708,000	741,630
Bond	6.750	01/28/21		309,000	334,493

Panama 0.2%					3,158,934

Republic of Panama
Bond	5.200	01/30/20		972,000	1,077,705
Bond	6.700	01/26/36		231,000	277,489
Bond	8.875	09/30/27		99,000	139,095
Bond	9.375	04/01/29		1,154,000	1,664,645

Peru 0.3%					4,386,444

Republic of Peru
Bond	5.625	11/18/50		271,000	295,051
Bond	7.125	03/30/19		526,000	640,405
Bond	7.350	07/21/25		1,016,000	1,330,960
Bond	8.750	11/21/33		1,411,000	2,120,028

Philippines 0.2%					2,293,500

Republic of Philippines
Bond	7.750	01/14/31		1,668,000	2,293,500

Poland 0.8%					11,370,908

Republic of Poland
Bond (Z)	Zero	07/25/15	PLN	210,000	67,148
Bond (Z)	Zero	01/25/16	PLN	3,010,000	946,947
Bond (Z)	Zero	07/25/16	PLN	1,710,000	529,269
Bond	3.000	08/24/16	PLN	2,880,080	990,736
Bond	4.000	10/25/23	PLN	4,500,000	1,482,734
Bond	4.000	01/22/24	PLN	739,000	745,282
Bond	4.750	10/25/16	PLN	770,000	264,877
Bond	5.000	03/23/22		456,000	496,470
Bond	5.125	04/21/21		1,204,000	1,334,935
Bond	5.250	10/25/17	PLN	5,830,000	2,054,022
Bond	5.500	10/25/19	PLN	1,250,000	452,496
Bond	5.750	10/25/21	PLN	1,580,000	583,958
Bond	6.250	10/24/15	PLN	150,000	52,006
Bond	6.375	07/15/19		1,164,000	1,370,028

Romania 0.4%					4,771,741

Government of Romania
Bond	4.375	08/22/23		1,214,000	1,229,175
Bond	4.750	08/29/16	RON	340,000	108,586
Bond	4.750	06/24/19	RON	350,000	110,755
Bond (S)	4.875	01/22/24		574,000	602,700
Bond	5.600	11/28/18	RON	240,000	79,214
Bond	5.750	01/27/16	RON	90,000	29,166
Bond	5.800	10/26/15	RON	120,000	38,806
Bond	5.850	04/26/23	RON	550,000	180,862
Bond	5.950	06/11/21	RON	120,000	39,600
Bond	6.000	04/30/16	RON	240,000	78,328

14

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Romania (continued)

Bond	6.750	06/11/17	RON	1,200,000	$401,856
Bond	6.750	02/07/22		1,582,000	1,872,693

Russia 1.0%					13,488,500

Government of Russia
Bond (S)	4.875	09/16/23		1,600,000	1,518,000
Bond	6.200	01/31/18	RUB	2,130,000	54,797
Bond	6.400	05/27/20	RUB	14,410,000	353,121
Bond	6.700	05/15/19	RUB	2,160,000	54,793
Bond	6.800	12/11/19	RUB	9,690,000	245,616
Bond	7.000	06/03/15	RUB	1,230,000	34,181
Bond	7.000	01/25/23	RUB	19,040,000	463,641
Bond	7.050	01/19/28	RUB	7,480,000	172,923
Bond	7.350	01/20/16	RUB	4,230,000	116,540
Bond	7.400	04/19/17	RUB	7,700,000	207,927
Bond	7.400	06/14/17	RUB	2,130,000	57,458
Bond	7.500	02/27/19	RUB	7,060,000	187,375
Bond	7.500	03/31/30		5,836,385	6,507,570
Bond	7.600	04/14/21	RUB	56,700,000	1,464,253
Bond	7.600	07/20/22	RUB	24,850,000	633,021
Bond	7.850	03/10/18	RUB	15,000,000	404,547
Bond	12.750	06/24/28		560,000	896,000
Government of Russia (7.000% Steps down to 6.500% on
12-3-14)
Bond	7.000	11/24/21	RUB	4,780,000	116,737

Serbia 0.1%					1,733,815

Republic of Serbia
Bond	4.875	02/25/20		792,000	785,070
Bond	5.875	12/03/18		603,000	633,150
Bond	7.250	09/28/21		284,000	315,595

Slovakia 0.0%					530,398

Republic of Slovakia
Bond (S)	4.375	05/21/22		503,000	530,398

Slovenia 0.1%					1,761,551

Republic of Slovenia
Bond (S)	5.250	02/18/24		961,000	997,038
Bond	5.850	05/10/23		703,000	764,513

South Africa 0.9%					11,491,570

Republic of South Africa
Bond	4.665	01/17/24		453,000	459,342
Bond	5.500	03/09/20		1,232,000	1,339,800
Bond	5.875	09/16/25		4,026,000	4,418,535
Bond	6.250	03/31/36	ZAR	7,100,000	497,300
Bond	6.750	03/31/21	ZAR	910,000	80,233
Bond	7.000	02/28/31	ZAR	12,920,000	1,022,461
Bond	7.250	01/15/20	ZAR	17,720,000	1,626,373
Bond	8.000	12/21/18	ZAR	18,280,000	1,752,069
Bond	8.500	01/31/37	ZAR	380,000	33,769
Bond	10.500	12/21/26	ZAR	2,380,000	261,688

15

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Thailand 0.2%					$2,402,832

Kingdom of Thailand
Bond	1.200	07/14/21	THB	17,504,213	517,733
Bond	2.800	10/10/17	THB	4,990,000	155,109
Bond	3.580	12/17/27	THB	4,850,000	145,491
Bond	3.625	06/16/23	THB	16,430,000	510,885
Bond	3.650	12/17/21	THB	34,210,000	1,073,614

Trinidad And Tobago 0.1%					777,479

Republic of Trinidad & Tobago
Bond (S)	4.375	01/16/24		729,000	777,479

Turkey 1.1%					14,427,532

Republic of Turkey
Bond	3.250	03/23/23		818,000	737,427
Bond	5.125	03/25/22		226,000	234,814
Bond	5.625	03/30/21		175,000	188,125
Bond	6.250	09/26/22		374,000	415,701
Bond	6.300	02/14/18	TRY	5,120,000	2,223,504
Bond	7.000	09/26/16		108,000	119,318
Bond	7.000	03/11/19		300,000	342,750
Bond	7.000	06/05/20		83,000	95,554
Bond	7.100	03/08/23	TRY	920,000	381,237
Bond	7.375	02/05/25		4,583,000	5,437,730
Bond	8.000	02/14/34		1,293,000	1,656,074
Bond	8.300	10/07/15	TRY	1,270,000	594,838
Bond	8.300	06/20/18	TRY	380,000	175,643
Bond	8.500	09/14/22	TRY	640,000	290,516
Bond	8.800	11/14/18	TRY	320,000	149,880
Bond	9.000	01/27/16	TRY	140,000	66,302
Bond	9.000	03/08/17	TRY	1,000,000	473,538
Bond	9.500	01/12/22	TRY	960,000	461,462
Bond	10.500	01/15/20	TRY	230,000	115,351
Bond	10.700	02/24/16	TRY	550,000	267,768

Ukraine 0.2%					2,778,646

Republic of Ukraine
Bond	4.950	10/13/15	EUR	507,000	611,946
Bond (S)	6.875	09/23/15		100,000	89,500
Bond	9.250	07/24/17		2,308,000	2,077,200

Uruguay 0.2%					2,430,332

Republic of Uruguay
Bond	4.500	08/14/24		321,601	331,651
Bond	6.875	09/28/25		488,000	577,060
Bond	7.875	01/15/33		812,580	1,073,621
Bond	8.000	11/18/22		350,000	448,000

Venezuela 0.5%					6,664,840

Republic of Venezuela
Bond	5.750	02/26/16		1,573,000	1,427,498
Bond	6.000	12/09/20		161,000	116,121
Bond	8.250	10/13/24		1,063,200	818,664
Bond	9.000	05/07/23		585,900	479,559
Bond	11.750	10/21/26		2,166,200	2,009,151
Bond	11.950	08/05/31		575,000	531,875
Bond	12.750	08/23/22		963,200	954,772

16

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Venezuela (continued)

Bond	13.625	08/15/18	320,000	$327,200

Capital Preferred Securities 0.4%				$5,122,968

(Cost $5,047,627)

Financials 0.4%				5,122,968

The Goldman Sachs Capital I	6.345	02/15/34	4,850,000	5,122,968

Convertible Bonds 1.8%				$24,653,996

(Cost $23,391,092)

Consumer Discretionary 0.3%				3,564,122

Auto Components 0.1%
TRW Automotive, Inc.	3.500	12/01/15	414,000	1,126,080

Hotels, Restaurants & Leisure 0.0%
Home Inns & Hotels Management, Inc.	2.000	12/15/15	98,000	92,794

Household Durables 0.2%
Jarden Corp. (S)	1.125	03/15/34	677,000	674,038
The Ryland Group, Inc.	0.250	06/01/19	1,797,000	1,671,210

Energy 0.3%				4,070,795

Energy Equipment & Services 0.2%
Hornbeck Offshore Services, Inc.	1.500	09/01/19	2,936,000	3,343,370

Oil, Gas & Consumable Fuels 0.1%
Stone Energy Corp.	1.750	03/01/17	549,000	727,425

Industrials 0.3%				3,794,691

Aerospace & Defense 0.1%
Triumph Group, Inc.	2.625	10/01/26	766,000	1,837,443

Machinery 0.2%
Altra Industrial Motion Corp.	2.750	03/01/31	806,000	1,111,273
Greenbrier Companies, Inc.	3.500	04/01/18	548,000	845,975

Information Technology 0.7%				10,128,868

Communications Equipment 0.2%
Ciena Corp.	0.875	06/15/17	674,000	664,733
Ciena Corp. (S)	4.000	03/15/15	1,352,000	1,560,715

Semiconductors & Semiconductor Equipment 0.1%
Intel Corp.	2.950	12/15/35	976,000	1,159,000

Software 0.3%
Citrix Systems, Inc. (S)	0.500	04/15/19	329,000	328,589
NetSuite, Inc. (S)	0.250	06/01/18	1,149,000	1,178,443
Nuance Communications, Inc.	2.750	11/01/31	1,838,000	1,847,190
ServiceNow, Inc. (S)	Zero	11/01/18	1,230,000	1,231,538

Technology Hardware, Storage & Peripherals 0.1%
SanDisk Corp. (S)	0.500	10/15/20	1,904,000	2,158,660

Materials 0.2%				3,095,520

Metals & Mining 0.2%
RTI International Metals, Inc.	1.625	10/15/19	494,000	496,779

17

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

RTI International Metals, Inc.	3.000	12/01/15		2,443,000	$2,598,741

Structured Notes (K) 0.2%					$2,261,203

(Cost $2,706,810)

Colombia 0.1%					1,306,223

Republic of Colombia (Citigroup Funding, Inc.)
Note (P) (S)	7.000	05/05/22	COP	1,640,000,000	882,016
Note (S)	11.000	07/27/20	COP	250,000,000	160,676
Republic of Colombia (JPMorgan Chase & Company)
Note (S)	7.000	05/06/22	COP	490,000,000	263,531

Indonesia 0.1%					954,980

Republic of Indonesia (Deutsche Bank AG)
Note (S)	5.625	05/17/23	IDR	1,000,000,000	73,219
Note (S)	7.000	05/17/22	IDR	1,400,000,000	114,370
Republic of Indonesia (JPMorgan Chase & Company)
Note (S)	5.625	05/17/23	IDR	4,000,000,000	292,875
Note (S)	6.625	05/17/33	IDR	1,000,000,000	70,516
Note	8.250	06/17/32	IDR	4,820,000,000	404,000

Term Loans (M) 19.0%					$255,428,138

(Cost $256,471,908)

Consumer Discretionary 5.4%					72,704,418

Auto Components 0.4%
Allison Transmission, Inc.	3.750	08/23/19		3,518,236	3,502,404
The Goodyear Tire & Rubber Company	4.750	04/30/19		2,250,000	2,250,938

Automobiles 0.2%
Chrysler Group LLC	3.250	12/31/18		2,519,000	2,495,699

Hotels, Restaurants & Leisure 1.2%
CCM Merger, Inc.	5.000	03/01/17		1,320,011	1,316,161
CityCenter Holdings LLC	5.000	10/16/20		2,621,635	2,633,105
Four Seasons Holdings, Inc.	3.500	06/27/20		2,232,665	2,215,920
Hilton Worldwide Finance LLC	3.500	10/26/20		2,529,146	2,518,607
La Quinta Intermediate Holdings LLC	4.000	02/19/21		4,858,000	4,831,684
Scientific Games International, Inc.	4.250	10/18/20		2,900,730	2,889,852

Household Durables 0.5%
Alliance Laundry Systems LLC	4.250	12/10/18		2,967,107	2,969,579
Jarden Corp.	2.900	09/30/20		1,034,750	1,032,595
Norcraft Companies LP	5.250	11/12/20		2,752,103	2,758,983

Leisure Products 0.1%
Bauer Performance Sports, Ltd. (T)	TBD	04/15/21		1,635,000	1,632,956

Media 2.6%
Advantage Sales & Marketing, Inc.	4.250	12/18/17		2,398,690	2,397,491
Advantage Sales & Marketing, Inc.	8.250	06/18/18		786,000	787,965

18

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

AMC Entertainment, Inc.	3.500	04/30/20	2,463,561	$2,454,939
Atlantic Broadband Penn LLC	3.250	12/02/19	2,023,450	1,999,422
Cumulus Media Holdings, Inc.	4.250	12/23/20	2,671,410	2,663,898
Hubbard Broadcasting, Inc.	4.500	04/29/19	3,095,241	3,099,110
LIN Television Corp.	4.000	12/21/18	962,861	962,861
Media General, Inc.	4.250	07/31/20	3,473,955	3,478,256
Mission Broadcasting, Inc.	3.750	10/01/20	1,237,587	1,232,410
Nexstar Broadcasting, Inc.	3.750	10/01/20	1,403,442	1,397,572
Tribune Company	4.000	12/27/20	5,521,163	5,497,698
Univision Communications, Inc.	4.000	03/01/20	2,489,610	2,474,495
Univision Communications, Inc.	4.000	03/02/20	2,466,581	2,450,285
Virgin Media Investment Holdings, Ltd.	3.500	06/08/20	3,346,000	3,316,723

Multiline Retail 0.4%
Hudson's Bay Company	4.750	11/04/20	2,152,475	2,165,592
J Crew Group, Inc.	4.080	03/05/21	3,297,000	3,277,218

Consumer Staples 1.7%				23,027,644

Food & Staples Retailing 0.2%
AdvancePierre Foods, Inc.	5.750	07/10/17	1,506,127	1,504,244
Rite Aid Corp.	4.875	06/21/21	1,198,000	1,209,980

Food Products 0.8%
Del Monte Foods, Inc.	4.253	02/18/21	2,731,251	2,723,058
Del Monte Foods, Inc.	8.250	08/18/21	1,419,000	1,401,263
Diamond Foods, Inc.	4.250	08/20/18	2,384,925	2,379,957
HJ Heinz Company	3.500	06/05/20	2,888,175	2,890,702
Pinnacle Foods Finance LLC	3.250	04/29/20	1,343,869	1,331,151

Household Products 0.5%
Reynolds Group Holdings, Inc.	4.000	12/01/18	3,005,059	3,005,527
The Sun Products Corp.	5.525	03/23/20	3,684,708	3,541,925

Personal Products 0.2%
Revlon Consumer Products Corp.	4.000	10/08/19	3,046,500	3,039,837

Energy 1.2%				16,910,096

Energy Equipment & Services 0.5%
Offshore Group Investment, Ltd.	5.000	10/25/17	3,959,086	3,939,290
Pacific Drilling SA	4.500	06/04/18	3,158,930	3,154,981

Oil, Gas & Consumable Fuels 0.7%
Arch Coal, Inc.	6.250	05/16/18	3,196,518	3,103,729
EP Energy LLC	3.500	05/24/18	2,550,491	2,533,487
FTS International, Inc. (T)	TBD	04/09/21	1,910,000	1,915,969
Samson Investment Company	5.000	09/25/18	2,265,000	2,262,640

Financials 1.1%				14,314,928

Capital Markets 0.2%
Sequa Corp.	5.250	06/19/17	2,939,632	2,879,369

Diversified Financial Services 0.2%
Hostess Brands, Inc.	6.750	04/09/20	1,616,000	1,676,600
Husky Injection Molding Systems, Ltd.	4.250	06/29/18	1,505,000	1,505,471

Insurance 0.2%
CNO Financial Group, Inc.	3.750	09/20/18	2,656,424	2,659,744

19

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	4.500	10/16/17	3,281,083	$3,287,235

Real Estate Management & Development 0.2%
Realogy Group LLC	3.750	03/05/20	2,316,644	2,306,509

Health Care 2.3%				30,512,681

Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc.	3.150	02/27/21	2,496,000	2,480,400

Health Care Equipment & Supplies 0.4%
Air Medical Group Holdings, Inc.	5.000	06/30/18	2,452,336	2,455,402
Kinetic Concepts, Inc.	4.000	05/04/18	3,262,898	3,259,403

Health Care Providers & Services 1.0%
Community Health Systems, Inc.	4.250	01/27/21	1,875,825	1,880,835
DaVita HealthCare Partners, Inc.	4.000	11/01/19	1,214,625	1,216,135
DaVita HealthCare Partners, Inc.	4.500	10/20/16	2,160,651	2,162,250
Drumm Investors LLC	5.000	05/04/18	2,321,320	2,282,148
IASIS Healthcare LLC	4.500	05/03/18	2,957,776	2,954,818
US Renal Care, Inc.	4.250	07/03/19	2,950,666	2,946,978

Pharmaceuticals 0.7%
Pharmaceutical Product Development, Inc.	4.000	12/05/18	2,259,405	2,252,062
Salix Pharmaceuticals, Ltd.	4.250	01/02/20	1,284,738	1,288,752
Surgical Care Affiliates LLC	4.000	06/29/18	2,685,604	2,682,247
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	2,654,569	2,651,251

Industrials 1.2%				15,821,478

Aerospace & Defense 0.3%
Accudyne Industries Borrower SCA	4.000	12/13/19	3,868,218	3,849,682

Building Products 0.2%
Air Distribution Technologies, Inc.	4.250	11/09/18	3,130,494	3,129,188

Commercial Services & Supplies 0.5%
ARAMARK Corp.	3.250	02/24/21	3,538,000	3,490,828
TransUnion LLC	4.000	03/17/21	2,625,000	2,611,056

Construction & Engineering 0.2%
RBS Global, Inc.	4.000	08/21/20	2,751,615	2,740,724

Information Technology 2.0%				26,386,044

Communications Equipment 0.3%
Avaya, Inc.	4.734	10/26/17	1,649,955	1,590,402
Avaya, Inc.	6.500	03/30/18	2,116,805	2,104,898

Electronic Equipment, Instruments & Components 0.5%
CPI International, Inc.	4.250	03/06/21	2,495,000	2,490,322
Dell International LLC	4.500	04/29/20	4,390,015	4,370,505

Internet Software & Services 0.2%
Fibertech Networks LLC	4.000	12/18/19	3,059,425	3,049,864

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc.	4.250	02/28/20	2,366,646	2,360,729
Freescale Semiconductor, Inc.	5.000	01/15/21	552,225	553,260

20

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Software 0.8%
BMC Software Finance, Inc.	5.000	09/10/20	2,911,703	$2,903,695
First Data Corp.	4.152	03/23/18	3,581,632	3,574,917
Infor US, Inc.	3.750	06/03/20	3,413,666	3,387,452

Materials 1.7%				23,357,261

Chemicals 1.0%
Axalta Coating Systems US Holdings, Inc.	4.000	02/01/20	3,616,332	3,602,268
INEOS US Finance LLC	3.750	05/04/18	3,551,580	3,514,797
MacDermid, Inc.	4.000	06/08/20	2,868,291	2,854,667
OXEA Sarl	4.250	01/15/20	2,975,050	2,971,331
OXEA Sarl	8.250	07/15/20	1,106,000	1,122,590

Containers & Packaging 0.2%
Ardagh Holdings USA, Inc.	4.250	12/17/19	2,391,000	2,391,000

Metals & Mining 0.5%
FMG Resources August 2006 Pty, Ltd.	4.250	06/28/19	1,097,485	1,095,942
Signode Industrial Group US, Inc. (T)	TBD	04/09/19	2,916,000	2,902,333
Signode Industrial Group US, Inc. (T)	TBD	03/21/21	2,916,000	2,902,333

Telecommunication Services 1.3%				17,192,965

Diversified Telecommunication Services 0.9%
Consolidated Communications, Inc.	4.250	12/23/20	774,060	775,511
Intelsat Jackson Holdings SA	3.750	06/30/19	2,715,116	2,711,722
Level 3 Financing, Inc.	4.000	01/15/20	3,414,000	3,407,172
Syniverse Holdings, Inc.	4.000	04/23/19	2,711,509	2,707,274
XO Communications LLC	4.250	03/17/21	2,721,000	2,715,558
Ypso France SAS (T)	TBD	04/23/20	227,285	226,838

Wireless Telecommunication Services 0.4%
LTS Buyer LLC	4.000	04/13/20	2,359,106	2,350,260
SBA Senior Finance II LLC	3.250	03/24/21	2,316,000	2,298,630

Utilities 1.1%				15,200,623

Electric Utilities 0.8%
La Frontera Generation LLC	4.500	09/30/20	2,806,868	2,804,061
Texas Competitive Electric Holdings Company LLC	4.737	10/10/17	10,820,544	8,169,511

Independent Power and Renewable Electricity Producers 0.3%
Calpine Corp.	4.000	04/02/18	2,011,977	2,011,977
Dynegy, Inc.	4.000	04/23/20	2,222,616	2,215,074

Collateralized Mortgage Obligations 15.0%				$202,460,789

(Cost $189,685,139)

Commercial & Residential 14.9%				201,683,090

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03/13/31	1,204,292	1,258,575
American General Mortgage Loan Trust
Series 2010-1A, Class A2 (P) (S)	5.650	03/25/58	7,000,000	7,117,481
American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.826	02/25/47	5,083,356	3,200,217
BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04/13/29	2,457,201	2,492,850

21

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

BCAP LLC Trust
Series 2009-RR14, Class 7A1 (P) (S)	5.813	08/26/36	984,141	$1,008,641
Series 2011-RR11, Class 21A5 (P) (S)	2.831	06/26/34	2,289,267	2,314,175
Series 2012-RR9, Class 2A5 (P) (S)	0.324	08/26/46	3,093,473	3,038,976
BCRR Trust
Series 2009-1, Class 2A1 (P) (S)	5.858	07/17/40	7,920,201	8,419,419
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	3,094,008	3,188,932
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	3,066,557	3,166,496
Series 2012-1, Class 1A1 (P) (S)	0.522	06/25/35	3,607,151	3,493,727
Series 2013-2, Class 3A1 (P) (S)	0.332	04/25/37	9,333,456	8,741,920
Series 2013-2, Class 5A1 (P) (S)	0.292	07/25/36	5,731,320	5,357,243
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class AJ	5.377	12/10/46	2,075,000	2,093,770
Series 2006-FL12, Class E (P) (S)	0.442	12/15/20	2,703,710	2,683,943
Series 2007-C9, Class A4 (P)	5.986	12/10/49	2,475,000	2,779,786
Series 2013-THL, Class A2 (P) (S)	1.203	06/08/30	5,175,000	5,178,524
Series 2006-FL12, Class B (P) (S)	0.322	12/15/20	6,994,028	6,964,177
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.402	02/25/36	2,441,281	2,061,784
Series 2004-25, Class 1A1 (P)	0.482	02/25/35	3,547,589	3,327,646
Series 2004-25, Class 2A1 (P)	0.492	02/25/35	5,043,471	4,472,076
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AMF (P)	0.341	02/15/40	2,300,000	1,965,681
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.813	06/25/50	2,450,000	2,430,236
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	2,199,228	2,220,008
Series 2010-RR5, Class 1A (P) (S)	5.467	12/16/43	3,165,177	3,414,840
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.896	04/25/47	2,450,874	2,139,182
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.221	02/25/36	2,519,094	1,979,492
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.436	07/25/48	6,125,000	6,281,923
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.997	08/10/45	5,325,000	5,536,142
HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.352	05/19/47	3,696,475	3,107,401
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.653	11/05/30	5,075,000	5,081,405
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (P)	2.660	01/25/36	1,376,447	1,290,386
IndyMac INDX Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.794	07/25/45	2,886,163	2,620,558
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P) (S)	2.498	05/26/37	1,282,105	1,280,087
Series 2009-R9, Class 1A1 (P) (S)	2.397	08/26/46	1,087,839	1,101,505
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class AJ	5.411	05/15/47	2,800,000	2,477,630
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,244,657	2,303,413
JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P) (S)	5.750	07/26/37	259,344	267,364
Series 2011-2 , Class 1A3 (P) (S)	0.802	08/26/37	1,935,643	1,939,900
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	570,818

22

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.879	03/25/47	761,808	$665,571
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.273	12/12/49	471,336	470,308
ML-CFC Commercial Mortgage Trust
Series 2007-8, Class AMA (P)	6.091	08/12/49	3,800,000	3,901,224
Morgan Stanley Re-REMIC Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	1,767,405	1,771,866
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.892	12/25/34	2,016,216	1,959,742
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P) (S)	2.530	03/26/36	2,598,260	2,602,870
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,760,108
RBS Commercial Funding, Inc. Trust
Series 2013-GSP, Class A (P) (S)	3.961	01/13/32	4,250,000	4,357,899
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.302	08/26/36	3,141,785	2,893,618
Series 2012-6, Class 4A1 (P) (S)	0.484	01/26/36	4,209,088	3,829,774
Series 2012-6, Class 6A1 (P) (S)	0.492	11/26/35	4,721,668	4,270,792
Series 2012-6, Class 8A1 (P) (S)	0.652	04/26/35	4,415,801	4,178,606
Series 2013-1, Class 4A1 (P) (S)	0.324	01/26/37	6,315,364	5,662,702
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	0.402	07/19/35	2,353,963	2,254,974
Series 2005-AR6, Class 2A1 (P)	0.462	09/25/45	3,677,286	3,124,855
WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.472	08/25/45	3,790,008	3,523,878
Series 2005-AR1, Class A1A (P)	0.472	01/25/45	1,690,901	1,547,516
Series 2005-AR13, Class A1A1 (P)	0.442	10/25/45	3,631,429	3,372,690
Series 2005-AR6, Class 2A1A (P)	0.382	04/25/45	4,727,238	4,449,664
Series 2005-AR8, Class 1A (P)	0.422	07/25/45	4,229,246	3,917,461
Series 2005-AR9, Class A1A (P)	0.472	07/25/45	2,294,252	2,170,954
WaMu Mortgage Pass-Through Certificates
Series 2005-AR19, Class A1A1 (P)	0.422	12/25/45	4,326,577	4,042,230
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.618	06/25/35	1,260,578	1,272,056
Series 2005-AR4, Class 2A2 (P)	2.614	04/25/35	2,274,432	2,313,403

U.S. Government Agency 0.1%				777,699

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	60,419	60,852
Freddie Mac Series 3829 IO	4.500	08/15/39	5,989,892	716,847

Asset Backed Securities 3.8%				$51,125,127

(Cost $50,703,084)

Brazil Loan Trust 1 (S)
Senior Secured Pass-Through Notes	5.477	07/24/23	1,093,953	1,110,362
Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,069,096
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.262	07/25/36	4,329,192	4,206,251
Ellington Loan Acquisition Trust
Series 2007-1, Class A2B (P) (S)	1.052	05/28/37	2,110,639	2,056,917
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4 (P)	0.354	02/25/36	2,323,809	2,140,589

23

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
GMAT Trust
Series 2014-1A, Class A (S)	3.721	02/25/44	3,912,803	$3,920,306
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.332	02/25/36	2,618,599	2,467,731
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.400	12/17/30	4,051,648	4,055,302
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class M1 (P)	0.622	08/25/35	2,642,014	2,608,346
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M2 (P)	0.949	01/25/35	3,298,872	2,901,490
RAAC Series Trust
Series 2006-SP2, Class A3 (P)	0.422	02/25/36	3,215,229	3,095,426
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	1,348,063	1,426,516
SLM Student Loan Trust
Series 2011-1, Class A1 (P)	0.672	03/25/26	3,151,239	3,159,763
Series 2012-C, Class A1 (P) (S)	1.252	08/15/23	994,328	1,000,019
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.452	11/25/35	967,195	955,429
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A1 (P)	0.212	05/25/47	1,252,332	1,234,861
Series 2008-BC4, Class A3 (P)	0.404	11/25/37	2,535,616	2,464,601
TAL Advantage V LLC
Series 2013-2A, Class A (S)	3.550	11/20/38	4,791,667	4,839,090
US Residential Opportunity Fund Trust
Series 2014-1, Class A (S)	3.466	03/25/34	1,178,242	1,185,312
Vericrest Opportunity Loan Transferee
Series 2013-NPL5, Class A1 (S)	3.625	04/25/55	1,235,591	1,243,314
Series 2014-NPL2, Class A1 (S)	3.625	11/25/53	1,976,893	1,984,406

			Shares	Value

Common Stocks 0.2%				$3,166,365

(Cost $3,991,307)

Energy 0.0%				567,948

Energy Equipment & Services 0.0%
Subsea 7 SA			28,612	567,948

Industrials 0.0%				4

Air Freight & Logistics 0.0%
General Maritime Corp. (I)			417	4

Information Technology 0.2%				2,245,773

Communications Equipment 0.2%
Comtech Telecommunications Corp.			70,733	2,245,773

Utilities 0.0%				352,640

Electric Utilities 0.0%
EME Reorganization Trust (I)			1,327,835	209,798

Independent Power and Renewable Electricity Producers 0.0%
NRG Energy, Inc.			4,366	142,842

24

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

		Shares	Value

Preferred Securities 0.2%			$1,901,761

(Cost $1,771,104)

Energy 0.2%			1,901,761

Oil, Gas & Consumable Fuels 0.2%
SandRidge Energy, Inc., 8.500%		17,230	1,901,761

	Yield (%)	Shares	Value

Short-Term Investments 4.0%			$54,187,888

(Cost $54,187,888)

Money Market Funds 4.0%			54,039,001

State Street Institutional Liquid Reserves Fund	0.0749(Y)	54,039,001	54,039,001

		Par value	Value
Repurchase Agreement 0.0%			148,887

Repurchase Agreement with State Street Corp., dated 4-30-14 at
0.000% to be repurchased at $148,887 on 5-1-14, collateralized by
$160,000 Federal National Mortgage Association, 2.080% due 11-2-
22 (valued at $150,752, including interest)		$148,887	148,887

Total investments (Cost $1,325,696,363)† 100.1%			$1,348,484,876

Other assets and liabilities, net (0.1%)			($1,005,147)

Total net assets 100.0%			$1,347,479,729

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PLN	Polish Zloty

RON	Romanian New Leu

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

ZAR	South African Rand

25

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBA To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery basis.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $279,752,351 or 20.8% of the fund's net assets as of 4-30-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,329,552,603. Net unrealized appreciation aggregated $18,932,273, of which $32,744,118 related to appreciated investment securities and $13,811,845 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 4-30-14:

United States	74.2%
United Kingdom	2.1%
Luxembourg	1.6%
Mexico	1.5%
Brazil	1.5%
Indonesia	1.3%
Canada	1.3%
Turkey	1.1%
Venezuela	1.1%
Russia	1.0%
Other Countries	13.3%

Total	100.0%

26

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

27

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Corporate Bonds	$552,560,850	—	$552,560,850	—
U.S. Government & Agency Obligations	14,553,257	—	14,553,257	—
Foreign Government Obligations	181,062,534	—	181,062,534	—
Capital Preferred Securities	5,122,968	—	5,122,968	—
Convertible Bonds	24,653,996	—	24,653,996	—
Structured Notes	2,261,203	—	2,261,203	—
Term Loans	255,428,138	—	255,428,138	—
Collateralized Mortgage Obligations	202,460,789	—	202,460,789	—
Asset Backed Securities	51,125,127	—	51,125,127	—
Common Stocks	3,166,365	$3,166,361	—	$4
Preferred Securities	1,901,761	—	1,901,761	—
Short-Term Investments	54,187,888	54,039,001	148,887	—

Total Investments in Securities	$1,348,484,876	$57,205,362	$1,291,279,510	$4
Other Financial Instruments:
Futures	($2,622,077)	($2,622,077)	—	—
Forward Foreign Currency Contracts	($254,433)	—	($254,433)	—
Credit Default Swaps	($2,931,535)	—	($2,931,535)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At April 30, 2014, the fund had $6,138,912 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated

28

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2014, the fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at April 30, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

U.S. Treasury 2-Year Note Futures	170	Long	Jun 2014	$37,379,399	$37,378,750	($649)
U.S. Treasury Ultra Bond Futures	34	Long	Jun 2014	4,874,878	5,007,562	132,684
U.S. Treasury 5-Year Note Futures	471	Short	Jun 2014	(55,959,891)	(56,262,422)	(302,531)
U.S. Treasury 10-Year Note Futures	1,673	Short	Jun 2014	(207,810,207)	(208,157,797)	(347,590)
U.S. Treasury Long Bond Futures	873	Short	Jun 2014	(115,696,447)	(117,800,438)	(2,103,991)

						($2,622,077)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at April 30, 2014.

29

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

CLP	44,674,500	USD	79,000	Citibank N.A.	5-27-14	-	($18)	($18)
HUF	264,939,210	USD	1,182,865	Citibank N.A.	5-6-14	$15,385	-	15,385
HUF	49,241,360	USD	221,608	Citibank N.A.	6-6-14	759	-	759
MYR	2,598,898	USD	802,253	Citibank N.A.	7-14-14	-	(10,339)	(10,339)
NGN	99,666,640	USD	579,771	Citibank N.A.	5-27-14	37,062	-	37,062
PHP	16,258,000	USD	362,740	Citibank N.A.	5-5-14	1,937	-	1,937
PHP	16,258,000	USD	364,693	Citibank N.A.	6-6-14	-	(196)	(196)
RUB	31,424,772	USD	866,000	Citibank N.A.	6-3-14	9,446	-	9,446
THB	9,126,880	USD	281,355	Citibank N.A.	5-6-14	687	-	687
THB	9,126,880	USD	281,868	Citibank N.A.	6-6-14	-	(196)	(196)
TRY	1,378,731	USD	637,770	Citibank N.A.	5-27-14	11,012	-	11,012
USD	25,579,449	EUR	18,450,000	Citibank N.A.	5-21-14	-	(16,098)	(16,098)
USD	5,750,998	EUR	4,165,700	Citibank N.A.	5-30-14	-	(27,913)	(27,913)
USD	27,604,912	GBP	16,500,000	Citibank N.A.	5-12-14	-	(251,491)	(251,491)
USD	749,671	GBP	450,800	Citibank N.A.	5-30-14	-	(11,292)	(11,292)
USD	1,184,883	HUF	264,939,210	Citibank N.A.	5-6-14	-	(13,368)	(13,368)
USD	364,693	PHP	16,258,000	Citibank N.A.	5-5-14	16	-	16
USD	282,216	THB	9,126,880	Citibank N.A.	5-6-14	174	-	174

						$76,478	($330,911)	($254,433)

Currency Abbreviations
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PHP	Philippine Peso
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the

30

Short Duration Credit Opportunities Fund
As of 4-30-14 (Unaudited)

swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of April 30, 2014 as a Buyer of protection.

					Unamortized	Unrealized
	Reference	USD Notional	(Pay)/Received	Maturity	Upfront	Appreciation	Market
Counterparty	Obligation	Amount	Fixed Rate	Date	Payment	(Depreciation)	Value

Citibank N.A.	CDX NA IG	$132,500,000	(1.000%)	Jun 2019	($2,039,532)	($444,428)	($2,483,960)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2014 to take a long exposure to the reference credit indices. The following table summarizes the credit default swap contracts the fund held as of April 30, 2014 where the fund acted as a Seller of protection.

						Unamortized	Unrealized
	Reference	USD Notional	Implied Credit	(Pay)/Received	Maturity	Upfront	Appreciation	Market
Counterparty	Obligation	Amount	Spread	Fixed Rate	Date	Payment	(Depreciation)	Value

Citibank N.A.	CMBX NA AAA 4	$4,000,000	0.64%	0.350%	Feb 2051	($745,371)	$709,243	($36,128)
Citibank N.A.	CMBX NA A 4	4,000,000	1.94%	0.500%	Feb 2051	(388,602)	220,664	(167,938)
Citibank N.A.	CMBX NA A 4	1,150,000	1.94%	0.500%	Feb 2051	(278,564)	230,282	(48,282)
Citibank N.A.	CMBX NA AM 4	3,000,000	1.94%	0.500%	Feb 2051	(500,561)	374,608	(125,953)
Citibank N.A.	CMBX NA AM 4	1,650,000	1.94%	0.500%	Feb 2051	(326,683)	257,409	(69,274)
		$13,800,000				($2,239,781)	$1,792,206	($447,575)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

31

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.

350Q3 4/14
6/14

John Hancock
Global Income Fund

Quarterly portfolio holdings 4/30/2014

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 49.0%				$284,051,164

(Cost $277,449,147)

Argentina 0.0%				128,800

YPF SA (S)	8.750	04/04/24	128,000	128,800

Austria 0.1%				290,320

ESAL GmbH (S)	6.250	02/05/23	304,000	290,320

Azerbaijan 0.3%				2,084,570

State Oil Company of the Azerbaijan Republic	4.750	03/13/23	1,631,000	1,572,692
State Oil Company of the Azerbaijan Republic	5.450	02/09/17	484,000	511,878

Brazil 0.0%				281,411

Samarco Mineracao SA (S)	4.125	11/01/22	303,000	281,411

Canada 1.6%				9,517,340

Bombardier, Inc. (S)	6.000	10/15/22	1,055,000	1,073,463
Bombardier, Inc. (S)	6.125	01/15/23	500,000	511,250
Cascades, Inc.	7.750	12/15/17	650,000	677,219
Cascades, Inc.	7.875	01/15/20	600,000	640,500
MEG Energy Corp. (S)	6.500	03/15/21	750,000	789,375
MEG Energy Corp. (S)	7.000	03/31/24	500,000	530,000
Mercer International, Inc.	9.500	12/01/17	1,045,000	1,128,600
Norbord, Inc. (S)	5.375	12/01/20	1,340,000	1,360,100
Quebecor Media, Inc.	5.750	01/15/23	1,275,000	1,281,375
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,429,000	1,525,458

Cayman Islands 0.6%				3,452,990

Grupo Aval, Ltd. (S)	4.750	09/26/22	200,000	195,500
Gruposura Finance (S)	5.700	05/18/21	200,000	211,250
Itau Unibanco Holding SA (S)	5.650	03/19/22	404,000	411,070
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	180,000	189,225
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06/30/21	144,900	152,326
Odebrecht Finance, Ltd. (S)	5.125	06/26/22	200,000	204,000
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10/01/22	194,580	203,579
Offshore Group Investment, Ltd.	7.125	04/01/23	1,835,000	1,807,475
Schahin II Finance Company, SPV, Ltd. (S)	5.875	09/25/22	83,580	78,565

Chile 1.7%				9,765,775

Banco del Estado de Chile (S)	3.875	02/08/22	164,000	163,903
Cencosud SA (S)	4.875	01/20/23	229,000	223,617
Cencosud SA (S)	5.500	01/20/21	150,000	155,922
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	2,844,000	2,693,916
Corporacion Nacional del Cobre de Chile	3.750	11/04/20	860,000	880,748
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	637,000	559,066
Corporacion Nacional del Cobre de Chile (S)	4.500	08/13/23	1,579,000	1,652,897
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	291,318
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	2,361,000	2,697,261
Corporacion Nacional del Cobre de Chile	7.500	01/15/19	197,000	237,127
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02/11/20	200,000	210,000

China 0.1%				383,188

Country Garden Holdings Company, Ltd.	11.125	02/23/18	175,000	189,438
Kaisa Group Holdings, Ltd. (S)	8.875	03/19/18	200,000	193,750

1

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Colombia 0.2%					$983,098

Bancolombia SA	5.125	09/11/22		435,000	431,194
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		351,000	339,154
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22		200,000	212,750

France 0.5%					2,784,388

Numericable Group SA (S)	6.000	05/15/22		880,000	900,900
Numericable Group SA (S)	6.250	05/15/24		530,000	542,588
SPCM SA (S)	6.000	01/15/22		1,265,000	1,340,900

Germany 0.2%					1,103,897

CeramTec Group GmbH	8.250	08/15/21	EUR	725,000	1,103,897

Hong Kong 0.1%					533,750

CITIC Pacific, Ltd.	6.375	04/10/20		500,000	533,750

India 0.1%					487,404

Vedanta Resources PLC (S)	6.000	01/31/19		319,000	317,804
Vedanta Resources PLC (S)	8.250	06/07/21		160,000	169,600

Indonesia 0.1%					846,313

Adaro Indonesia PT	7.625	10/22/19		300,000	315,750
Perusahaan Listrik Negara PT	5.250	10/24/42		650,000	530,563

Ireland 0.8%					4,572,144

Alfa Bank OJSC (S)	7.500	09/26/19		250,000	241,250
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	1,175,000	1,807,413
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22		780,000	791,700
Metalloinvest Finance, Ltd. (S)	5.625	04/17/20		323,000	288,278
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16		174,000	173,130
Ono Finance II PLC (S)	10.875	07/15/19		895,000	995,688
Vimpel Communications (S)	7.748	02/02/21		274,000	274,685

Kazakhstan 2.2%					12,709,008

KazMunayGas National Company (S)	4.400	04/30/23		652,000	615,325
KazMunayGas National Company (S)	5.750	04/30/43		421,000	381,034
KazMunayGas National Company	6.375	04/09/21		2,369,000	2,572,734
KazMunayGas National Company (S)	6.375	04/09/21		433,000	470,238
KazMunayGas National Company (S)	7.000	05/05/20		325,000	365,219
KazMunayGas National Company	7.000	05/05/20		2,053,000	2,307,059
KazMunayGas National Company (S)	9.125	07/02/18		1,856,000	2,217,920
KazMunayGas National Company	11.750	01/23/15		3,079,000	3,293,791
Zhaikmunai LLP (S)	7.125	11/13/19		475,000	485,688

Luxembourg 2.8%					16,332,491

Altice SA (S)	7.750	05/15/22		985,000	1,026,863
APERAM (S)	7.375	04/01/16		900,000	927,000
APERAM (S)	7.750	04/01/18		550,000	581,625
ArcelorMittal	6.750	02/25/22		1,790,000	1,982,425
ArcelorMittal	7.500	10/15/39		975,000	1,021,313
ARD Finance SA, PIK (S)	11.125	06/01/18		1,137,419	1,251,161
Cosan Luxembourg SA (S)	5.000	03/14/23		375,000	356,250
Far East Capital Ltd. SA (S)	8.000	05/02/18		432,000	304,560
INEOS Group Holdings SA (S)	5.875	02/15/19		1,120,000	1,142,400
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	800,000	1,218,381
Mobile Challenger Intermediate Group SA, PIK	8.750	03/15/19	EUR	850,000	1,214,624
Pacific Drilling SA (S)	5.375	06/01/20		1,375,000	1,337,188

2

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Luxembourg (continued)

Trinseo Materials Operating SCA	8.750	02/01/19		2,090,000	$2,225,850
Wind Acquisition Finance SA (S)	6.500	04/30/20		1,055,000	1,131,488
Wind Acquisition Finance SA (S)	7.375	04/23/21		595,000	611,363

Malaysia 0.4%					2,538,115

Petroliam Nasional BHD	7.625	10/15/26		223,000	298,415
Petronas Capital, Ltd.	7.875	05/22/22		1,721,000	2,239,700

Mexico 0.2%					1,406,427

Cemex SAB de CV (S)	7.250	01/15/21		200,000	215,000
Cemex SAB de CV (S)	9.500	06/15/18		400,000	457,000
Comision Federal de Electricidad (S)	4.875	01/15/24		295,000	302,744
Metalsa SA de CV (S)	4.900	04/24/23		249,000	234,683
Mexico Generadora de Energia S de rl (S)	5.500	12/06/32		200,000	197,000

Morocco 0.1%					720,000

OCP SA (S)	5.625	04/25/24		720,000	720,000

Netherlands 0.7%					4,050,856

Bharti Airtel International Netherlands BV	4.000	12/10/18	EUR	120,000	174,556
Bharti Airtel International Netherlands BV (S)	5.125	03/11/23		296,000	289,488
Constellium NV (S)	5.750	05/15/24		530,000	544,575
Indo Energy Finance II BV (S)	6.375	01/24/23		208,000	161,460
Indosat Palapa Company BV	7.375	07/29/20		200,000	216,000
Intergas Finance BV	6.375	05/14/17		158,000	167,875
Listrindo Capital BV (S)	6.950	02/21/19		201,000	213,060
UPC Holding BV	6.375	09/15/22	EUR	1,200,000	1,783,990
VimpelCom Holdings BV (S)	5.200	02/13/19		300,000	279,000
VTR Finance BV (S)	6.875	01/15/24		212,000	220,852

Peru 0.2%					995,657

Cementos Pacasmayo SAA (S)	4.500	02/08/23		325,000	305,094
Cia Minera Ares SAC (S)	7.750	01/23/21		450,000	470,813
Inkia Energy, Ltd. (S)	8.375	04/04/21		200,000	219,750

Russia 0.0%					202,125

EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17		210,000	202,125

Singapore 0.1%					399,250

STATS ChipPAC, Ltd. (S)	4.500	03/20/18		200,000	202,500
TBG Global Pte, Ltd. (S)	4.625	04/03/18		200,000	196,750

South Africa 0.2%					1,093,331

Eskom Holdings SOC, Ltd. (S)	6.750	08/06/23		1,023,000	1,093,331

South Korea 0.2%					1,275,363

Magnachip Semiconductor Corp.	6.625	07/15/21		1,285,000	1,275,363

Turkey 0.2%					1,028,775

Akbank TAS	5.000	10/24/22		250,000	242,500
KOC Holding AS	3.500	04/24/20		200,000	187,000
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22		410,000	404,875
Turkiye Is Bankasi	3.750	10/10/18		200,000	194,400

United Kingdom 0.5%					2,962,690

Boparan Finance PLC	9.750	04/30/18	EUR	100,000	149,140
Ferrexpo Finance PLC (S)	7.875	04/07/16		36,000	32,220

3

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Premier Foods Finance PLC (S)	6.500	03/15/21	GBP	700,000	$1,211,545
R&R PLC, PIK	9.250	05/15/18	EUR	900,000	1,275,147
Tullow Oil PLC (S)	6.000	11/01/20		135,000	137,700
Vedanta Resources PLC	6.750	06/07/16		150,000	156,938

United States 31.2%					180,505,722

Access Midstream Partners LP	4.875	05/15/23		1,215,000	1,230,188
Access Midstream Partners LP	4.875	03/15/24		525,000	522,375
ACCO Brands Corp.	6.750	04/30/20		1,962,000	2,040,480
AES Corp.	4.875	05/15/23		1,300,000	1,244,750
Aircastle, Ltd.	6.750	04/15/17		725,000	812,000
Alcatel-Lucent USA, Inc. (S)	6.750	11/15/20		910,000	955,500
AMC Entertainment, Inc. (S)	5.875	02/15/22		1,180,000	1,206,550
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		950,000	983,250
American Equity Investment Life Holding Company	6.625	07/15/21		835,000	894,494
Amkor Technology, Inc.	6.375	10/01/22		1,486,000	1,564,015
Arch Coal, Inc.	7.250	06/15/21		1,620,000	1,210,950
Artesyn Escrow, Inc. (S)	9.750	10/15/20		1,030,000	957,900
BBVA Bancomer SA/Texas (S)	6.750	09/30/22		205,000	228,575
Biomet, Inc.	6.500	08/01/20		1,650,000	1,804,688
BMC Software Finance, Inc. (S)	8.125	07/15/21		1,060,000	1,110,350
Bonanza Creek Energy, Inc.	6.750	04/15/21		1,545,000	1,653,150
Cablevision Systems Corp.	5.875	09/15/22		2,255,000	2,283,188
Cablevision Systems Corp.	8.000	04/15/20		890,000	1,027,950
Calpine Corp. (S)	7.875	01/15/23		1,694,000	1,897,280
Calumet Specialty Products Partners LP (S)	6.500	04/15/21		790,000	788,025
Calumet Specialty Products Partners LP	9.625	08/01/20		1,015,000	1,167,250
CBS Outdoor Americas Capital LLC (S)	5.250	02/15/22		880,000	902,000
CCO Holdings LLC	6.625	01/31/22		1,430,000	1,540,825
Cemex Finance LLC (S)	9.375	10/12/22		325,000	374,563
CenturyLink, Inc.	5.800	03/15/22		530,000	543,250
CenturyLink, Inc.	6.750	12/01/23		515,000	552,338
CenturyLink, Inc.	7.650	03/15/42		735,000	714,788
Cequel Communications Holdings I LLC (S)	5.125	12/15/21		1,470,000	1,433,250
Chemtura Corp.	5.750	07/15/21		2,285,000	2,370,688
Chiquita Brands International, Inc.	7.875	02/01/21		1,377,000	1,535,355
Choice Hotels International, Inc.	5.750	07/01/22		730,000	771,063
Chrysler Group LLC (S)	8.250	06/15/21		1,475,000	1,657,531
Cincinnati Bell, Inc.	8.375	10/15/20		850,000	935,000
Cincinnati Bell, Inc.	8.750	03/15/18		1,120,000	1,176,000
CIT Group, Inc.	5.000	08/15/22		830,000	848,675
CIT Group, Inc.	5.250	03/15/18		790,000	847,275
Clean Harbors, Inc.	5.250	08/01/20		1,115,000	1,142,875
Cleaver-Brooks, Inc. (S)	8.750	12/15/19		1,171,000	1,296,883
Cloud Peak Energy Resources LLC	6.375	03/15/24		520,000	540,800
Cloud Peak Energy Resources LLC	8.500	12/15/19		1,060,000	1,142,150
Coeur Mining, Inc. (S)	7.875	02/01/21		90,000	89,100
Community Health Systems, Inc. (S)	6.875	02/01/22		950,000	984,438
Community Health Systems, Inc.	8.000	11/15/19		1,160,000	1,268,750
CONSOL Energy, Inc.	8.250	04/01/20		1,850,000	2,014,188
CyrusOne LP	6.375	11/15/22		1,675,000	1,779,688
Denbury Resources, Inc.	5.500	05/01/22		940,000	950,575
DISH DBS Corp.	5.000	03/15/23		3,790,000	3,865,800
EP Energy LLC	6.875	05/01/19		460,000	493,925
EP Energy LLC	9.375	05/01/20		1,150,000	1,325,375

4

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Erickson, Inc. (S)	8.250	05/01/20	1,199,000	$1,246,960
First Data Corp. (S)	6.750	11/01/20	745,000	795,288
First Data Corp.	12.625	01/15/21	1,100,000	1,320,000
Frontier Communications Corp.	9.000	08/15/31	2,109,000	2,182,815
FTS International, Inc. (S)	6.250	05/01/22	920,000	931,500
Gannett Company, Inc. (S)	6.375	10/15/23	1,435,000	1,521,100
GenOn Energy, Inc.	9.500	10/15/18	2,870,000	3,035,025
Gray Television, Inc.	7.500	10/01/20	1,070,000	1,150,250
Griffon Corp. (S)	5.250	03/01/22	1,355,000	1,338,063
Guitar Center, Inc. (S)	6.500	04/15/19	760,000	729,600
Guitar Center, Inc. (S)	9.625	04/15/20	695,000	649,825
Halcon Resources Corp. (S)	9.750	07/15/20	1,410,000	1,505,175
HCA Holdings, Inc.	7.750	05/15/21	985,000	1,082,269
HCA, Inc.	5.875	03/15/22	1,070,000	1,147,575
HealthSouth Corp.	5.750	11/01/24	1,025,000	1,068,563
Hilton Worldwide Finance LLC (S)	5.625	10/15/21	1,440,000	1,501,200
HJ Heinz Company (S)	4.250	10/15/20	1,055,000	1,039,703
Hologic, Inc.	6.250	08/01/20	860,000	909,450
Hornbeck Offshore Services, Inc.	5.000	03/01/21	765,000	742,050
Hot Topic, Inc. (S)	9.250	06/15/21	1,035,000	1,130,738
IASIS Healthcare LLC	8.375	05/15/19	1,525,000	1,620,313
Infor US, Inc.	11.500	07/15/18	750,000	866,250
International Lease Finance Corp.	8.250	12/15/20	1,120,000	1,351,000
Isle of Capri Casinos, Inc.	5.875	03/15/21	1,910,000	1,905,225
Kinetic Concepts, Inc.	10.500	11/01/18	1,105,000	1,262,463
Kinetic Concepts, Inc.	12.500	11/01/19	1,140,000	1,328,100
Kodiak Oil & Gas Corp.	5.500	01/15/21	845,000	870,350
Landry's, Inc. (S)	9.375	05/01/20	1,200,000	1,323,000
Laredo Petroleum, Inc. (S)	5.625	01/15/22	715,000	729,300
Laredo Petroleum, Inc.	7.375	05/01/22	830,000	915,075
Lennar Corp.	4.750	11/15/22	1,255,000	1,223,625
Level 3 Financing, Inc.	7.000	06/01/20	1,545,000	1,668,600
Levi Strauss & Company	6.875	05/01/22	855,000	945,844
LifePoint Hospitals, Inc. (S)	5.500	12/01/21	1,490,000	1,549,600
Linn Energy LLC	7.750	02/01/21	1,640,000	1,754,800
Louisiana-Pacific Corp.	7.500	06/01/20	895,000	988,975
MasTec, Inc.	4.875	03/15/23	1,165,000	1,124,225
Mediacom Broadband LLC (S)	5.500	04/15/21	260,000	259,350
Mediacom LLC	7.250	02/15/22	1,735,000	1,869,463
MGM Resorts International	6.625	12/15/21	1,990,000	2,189,597
Midstates Petroleum Company, Inc.	10.750	10/01/20	1,405,000	1,515,644
MPT Operating Partnership LP	5.500	05/01/24	660,000	673,200
NCR Corp.	5.000	07/15/22	1,135,000	1,154,863
New Albertsons, Inc.	8.000	05/01/31	1,635,000	1,389,750
Nexstar Broadcasting, Inc.	6.875	11/15/20	1,305,000	1,396,350
NRG Energy, Inc. (S)	6.250	07/15/22	1,665,000	1,721,194
Nuance Communications, Inc. (S)	5.375	08/15/20	1,250,000	1,259,375
Oasis Petroleum, Inc. (S)	6.875	03/15/22	1,250,000	1,356,250
Oasis Petroleum, Inc.	7.250	02/01/19	720,000	768,600
Outerwall, Inc.	6.000	03/15/19	900,000	933,750
Park-Ohio Industries, Inc.	8.125	04/01/21	600,000	667,500
Parker Drilling Company (S)	6.750	07/15/22	1,510,000	1,562,850
Peabody Energy Corp.	6.250	11/15/21	1,810,000	1,837,150
Petco Holdings Inc., PIK (S)	8.500	10/15/17	1,115,000	1,137,523
Petroleos Mexicanos	6.625	06/15/35	152,000	170,240

5

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

PNK Finance Corp. (S)	6.375	08/01/21	1,975,000	$2,073,750
Post Holdings, Inc.	7.375	02/15/22	1,740,000	1,861,800
Prestige Brands, Inc. (S)	5.375	12/15/21	620,000	635,500
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	1,785,000	1,941,188
Provident Funding Associates LP (S)	6.750	06/15/21	500,000	511,250
Provident Funding Associates LP (S)	10.125	02/15/19	975,000	1,067,625
QEP Resources, Inc.	5.375	10/01/22	1,870,000	1,874,675
Quiksilver, Inc. (S)	7.875	08/01/18	1,095,000	1,188,075
Quiksilver, Inc.	10.000	08/01/20	665,000	754,775
Reynolds Group Issuer, Inc.	9.875	08/15/19	1,495,000	1,659,450
RHP Hotel Properties LP	5.000	04/15/21	1,260,000	1,256,850
RSI Home Products, Inc. (S)	6.875	03/01/18	975,000	1,045,688
Sabine Pass Liquefaction LLC	5.625	02/01/21	1,505,000	1,553,913
Samson Investment Company (S)	10.750	02/15/20	1,845,000	1,946,475
SandRidge Energy, Inc.	7.500	03/15/21	1,980,000	2,103,750
Sealed Air Corp. (S)	8.375	09/15/21	890,000	1,025,725
Signode Industrial Group Lux SA (S)	6.375	05/01/22	660,000	666,600
Sinclair Television Group, Inc.	6.125	10/01/22	2,145,000	2,190,581
Smithfield Foods, Inc.	6.625	08/15/22	1,025,000	1,118,531
Spectrum Brands, Inc.	6.375	11/15/20	1,330,000	1,443,050
Sprint Capital Corp.	8.750	03/15/32	3,050,000	3,412,188
T-Mobile USA, Inc.	6.731	04/28/22	1,305,000	1,407,769
Tenet Healthcare Corp.	6.000	10/01/20	755,000	792,750
Tenet Healthcare Corp.	8.125	04/01/22	1,050,000	1,165,500
Tesoro Logistics LP (S)	5.875	10/01/20	795,000	832,763
Tesoro Logistics LP	6.125	10/15/21	1,160,000	1,226,700
The Bon-Ton Department Stores, Inc.	8.000	06/15/21	695,000	661,988
The Goodyear Tire & Rubber Company	6.500	03/01/21	1,085,000	1,174,513
The ServiceMaster Company	7.000	08/15/20	415,000	437,825
The ServiceMaster Company	7.450	08/15/27	425,000	412,250
The ServiceMaster Company	8.000	02/15/20	691,000	745,416
The Sun Products Corp. (S)	7.750	03/15/21	1,305,000	1,181,025
The William Carter Company (S)	5.250	08/15/21	1,125,000	1,164,375
Ultra Petroleum Corp. (S)	5.750	12/15/18	990,000	1,041,975
United Surgical Partners International, Inc.	9.000	04/01/20	1,235,000	1,378,569
Univision Communications, Inc. (S)	7.875	11/01/20	1,000,000	1,098,750
Valeant Pharmaceuticals International (S)	7.500	07/15/21	1,340,000	1,494,100
Venoco, Inc.	8.875	02/15/19	1,355,000	1,334,675
VPII Escrow Corp. (S)	6.750	08/15/18	675,000	730,688
WESCO Distribution, Inc. (S)	5.375	12/15/21	655,000	666,463
Windstream Corp.	7.500	04/01/23	2,118,000	2,234,490
Xerium Technologies, Inc.	8.875	06/15/18	930,000	995,100

Venezuela 2.2%				12,655,759

Petroleos de Venezuela SA	5.000	10/28/15	5,093,391	4,577,686
Petroleos de Venezuela SA	5.250	04/12/17	1,205,500	970,428
Petroleos de Venezuela SA	5.375	04/12/27	662,100	385,673
Petroleos de Venezuela SA	8.500	11/02/17	7,128,300	6,415,470
Petroleos de Venezuela SA	9.750	05/17/35	401,707	306,502

Virgin Islands 1.4%				7,960,207

QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	71,526	74,029
Sinochem Offshore Capital Company, Ltd. (S)	3.250	04/29/19	933,000	932,829
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20	2,113,000	2,205,890
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	2,582,000	2,695,507

6

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Virgin Islands (continued)

Sinopec Capital 2013, Ltd. (S)	3.125	04/24/23		658,000	$609,164
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22		525,000	520,593
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42		371,000	366,263
Sinopec Group Overseas Development 2014, Ltd. (S)	4.375	04/10/24		551,000	555,932

Foreign Government Obligations 43.3%					$250,702,176

(Cost $248,867,257)

Argentina 1.1%					6,278,801

Republic of Argentina
Bond	2.500	12/31/38		394,000	166,958
Bond	7.000	10/03/15		1,590,720	1,550,952
Bond	7.000	04/17/17		4,970,998	4,560,891

Azerbaijan 0.5%					2,586,766

Republic of Azerbaijan
Bond (S)	4.750	03/18/24		2,567,000	2,586,766

Brazil 3.7%					21,235,871

Brazil Minas SPE	5.333	02/15/28		200,000	196,250
Federative Republic of Brazil
Bond	2.625	01/05/23		8,531,000	7,741,883
Bond	4.250	01/07/25		10,617,000	10,537,373
Bond	4.875	01/22/21		558,000	602,640
Bond	7.125	01/20/37		1,757,000	2,152,325
Bond	8.250	01/20/34		4,000	5,400

Colombia 2.8%					16,151,944

Bogota Distrito Capital
Bond	9.750	07/26/28	COP	2,528,000,000	1,625,220
Bond	9.750	07/26/28	COP	200,000,000	128,578
Republic of Colombia
Bond	2.625	03/15/23		515,000	470,195
Bond	4.000	02/26/24		3,022,000	3,047,687
Bond	4.375	07/12/21		1,421,000	1,503,418
Bond	5.625	02/26/44		945,000	1,006,425
Bond	7.375	09/18/37		3,302,000	4,317,365
Bond	7.750	04/14/21	COP	633,000,000	368,312
Bond	8.125	05/21/24		450,000	594,000
Bond	9.850	06/28/27	COP	510,000,000	343,753
Bond	10.375	01/28/33		391,000	600,674
Bond	11.750	02/25/20		1,109,000	1,603,891
Bond	12.000	10/22/15	COP	954,000,000	542,426

Costa Rica 0.7%					4,244,233

Republic of Costa Rica
Bond	4.250	01/26/23		3,535,000	3,243,363
Bond (S)	4.375	04/30/25		616,000	545,160
Bond (S)	7.000	04/04/44		458,000	455,710

Croatia 1.8%					10,445,736

Republic of Croatia
Bond	5.500	04/04/23		2,841,000	2,869,410
Bond (S)	6.000	01/26/24		3,222,000	3,354,908

7

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Croatia (continued)

Bond	6.000	01/26/24		941,000	$979,816
Bond	6.250	04/27/17		1,450,000	1,556,938
Bond (S)	6.375	03/24/21		116,000	124,700
Bond	6.750	11/05/19		1,423,000	1,559,964

Dominican Republic 1.4%					7,992,393

Government of Dominican Republic
Bond (S)	5.875	04/18/24		972,000	967,140
Bond (S)	7.450	04/30/44		647,000	651,307
Bond	7.500	05/06/21		5,029,000	5,582,190
Bond	9.040	01/23/18		722,240	791,756

El Salvador 0.7%					4,249,791

Republic of El Salvador
Bond	5.875	01/30/25		368,000	356,960
Bond	7.650	06/15/35		1,995,000	2,072,306
Bond	7.750	01/24/23		1,135,000	1,265,525
Bond	8.250	04/10/32		500,000	555,000

Gabon 0.1%					664,100

Republic of Gabon
Bond	8.200	12/12/17		580,000	664,100

Ghana 0.1%					453,344

Republic of Ghana
Bond	8.500	10/04/17		445,000	453,344

Hungary 1.3%					7,780,429

Republic of Hungary
Bond	4.125	02/19/18		390,000	401,700
Bond	4.375	07/04/17	EUR	442,000	644,476
Bond	5.000	03/30/16	GBP	104,000	181,739
Bond	5.375	03/25/24		688,000	712,940
Bond	5.500	05/06/14	GBP	601,000	1,014,829
Bond	5.750	11/22/23		536,000	570,840
Bond	6.000	01/11/19	EUR	331,000	518,130
Bond	6.375	03/29/21		3,358,000	3,735,775

Indonesia 3.5%					19,973,712

Republic of Indonesia
Bond (S)	3.375	04/15/23		2,922,000	2,648,063
Bond	3.750	04/25/22		1,864,000	1,761,480
Bond	4.875	05/05/21		1,631,000	1,681,969
Bond	6.625	02/17/37		1,443,000	1,556,636
Bond	6.875	03/09/17		874,000	987,620
Bond	6.875	01/17/18		287,000	326,463
Bond	7.000	05/15/22	IDR	2,000,000,000	162,609
Bond	7.750	01/17/38		2,394,000	2,899,733
Bond	8.500	10/12/35		1,505,000	1,943,331
Bond (S)	11.625	03/04/19		1,555,000	2,095,363
Bond	11.625	03/04/19		2,902,000	3,910,445

Iraq 0.6%					3,277,260

Republic of Iraq
Bond	5.800	01/15/28		3,672,000	3,277,260

8

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Ivory Coast 0.6%					$3,191,039

Republic of Ivory Coast
Bond	5.750	12/31/32		3,394,000	3,191,039

Lithuania 0.4%					2,233,630

Republic of Lithuania
Bond	6.625	02/01/22		1,877,000	2,233,630

Mexico 3.2%					18,751,748

Government of Mexico
Bond	4.000	10/02/23		2,888,000	2,960,200
Bond	4.750	03/08/44		1,892,000	1,825,780
Bond	5.550	01/21/45		1,430,000	1,547,975
Bond	5.950	03/19/19		536,000	622,430
Bond	6.050	01/11/40		6,188,000	7,140,952
Bond	6.250	06/16/16	MXN	1,029,000	82,125
Bond	8.000	12/07/23	MXN	28,723,000	2,482,911
Bond	9.500	12/18/14	MXN	3,120,000	247,105
Bond	10.000	12/05/24	MXN	18,699,000	1,842,270

Morocco 0.2%					1,372,665

Kingdom of Morocco
Bond (S)	4.250	12/11/22		1,428,000	1,372,665

Netherlands 0.2%					951,468

Republic of Mozambique
Bond	6.305	09/11/20		987,000	951,468

Nigeria 0.5%					2,631,213

Federal Republic of Nigeria
Bond	6.375	07/12/23		721,000	755,248
Bond (S)	6.375	07/12/23		526,000	550,985
Bond	6.750	01/28/21		1,224,000	1,324,980

Panama 1.0%					5,732,497

Republic of Panama
Bond	5.200	01/30/20		1,431,000	1,586,621
Bond	7.125	01/29/26		101,000	126,503
Bond	8.125	04/28/34		472,000	603,570
Bond	8.875	09/30/27		1,155,000	1,622,775
Bond	9.375	04/01/29		1,243,000	1,793,028

Peru 1.3%					7,678,334

Republic of Peru
Bond	5.625	11/18/50		784,000	853,580
Bond	7.125	03/30/19		750,000	913,125
Bond	7.350	07/21/25		2,136,000	2,798,160
Bond	8.375	05/03/16		203,000	231,674
Bond	8.750	11/21/33		1,918,000	2,881,795

Philippines 0.8%					4,755,401

Republic of Philippines
Bond	7.750	01/14/31		3,264,000	4,488,000
Bond	9.500	02/02/30		171,000	267,401

9

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Poland 1.3%				$7,619,189

Republic of Poland
Bond	4.000	01/22/24	1,539,000	1,552,082
Bond	5.125	04/21/21	2,126,000	2,357,203
Bond	6.375	07/15/19	3,152,000	3,709,904

Romania 1.2%				7,032,120

Government of Romania
Bond	4.375	08/22/23	658,000	666,225
Bond (S)	4.875	01/22/24	1,206,000	1,266,300
Bond	6.750	02/07/22	4,308,000	5,099,595

Russia 3.0%				17,418,079

Government of Russia
Bond (S)	4.875	09/16/23	2,400,000	2,277,000
Bond	7.500	03/31/30	11,873,254	13,238,679
Bond	12.750	06/24/28	1,189,000	1,902,400

Serbia 0.6%				3,554,969

Republic of Serbia
Note	4.875	02/25/20	2,615,000	2,592,119
Note (S)	5.875	12/03/18	917,000	962,850

Slovakia 0.2%				1,239,002

Government of Slovakia
Bond (S)	4.375	05/21/22	1,175,000	1,239,002

Slovenia 0.6%				3,631,063

Republic of Slovenia
Bond (S)	5.250	02/18/24	2,003,000	2,078,113
Bond	5.850	05/10/23	1,428,000	1,552,950

South Africa 2.0%				11,836,906

Republic of South Africa
Bond	4.665	01/17/24	2,007,000	2,035,098
Bond	5.500	03/09/20	1,713,000	1,862,888
Bond	5.875	05/30/22	486,000	538,950
Bond	5.875	09/16/25	3,452,000	3,788,570
Bond	6.875	05/27/19	3,120,000	3,611,400

Sri Lanka 0.0%				261,300

Republic of Sri Lanka
Note (S)	5.125	04/11/19	260,000	261,300

Trinidad And Tobago 0.3%				1,538,960

Republic of Trinidad & Tobago
Bond (S)	4.375	01/16/24	1,443,000	1,538,960

Turkey 3.1%				18,162,278

Republic of Turkey
Bond	3.250	03/23/23	2,338,000	2,107,707
Bond	5.125	03/25/22	1,957,000	2,033,323
Bond	5.625	03/30/21	161,000	173,075
Bond	6.250	09/26/22	1,205,000	1,339,358
Bond	6.750	04/03/18	454,000	509,161
Bond	7.000	09/26/16	416,000	459,597
Bond	7.000	03/11/19	398,000	454,715

10

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Turkey (continued)

Bond	7.000	06/05/20		1,225,000	$1,410,281
Bond	7.250	03/15/15		871,000	913,461
Bond	7.375	02/05/25		3,817,000	4,528,871
Bond	7.500	07/14/17		396,000	449,955
Bond	7.500	11/07/19		3,229,000	3,782,774

Ukraine 0.9%					5,248,361

Republic of Ukraine
Bond	4.950	10/13/15	EUR	762,000	919,729
Bond	6.250	06/17/16		202,000	170,943
Bond	6.580	11/21/16		1,369,000	1,151,671
Bond	6.750	11/14/17		193,000	162,603
Bond (S)	6.875	09/23/15		657,000	588,015
Bond	9.250	07/24/17		2,506,000	2,255,400

Uruguay 0.6%					3,397,889

Republic of Uruguay
Bond	4.500	08/14/24		637,040	656,948
Bond	7.625	03/21/36		608,267	797,590
Bond	8.000	11/18/22		1,518,243	1,943,351

Venezuela 2.8%					16,176,160

Republic of Venezuela
Bond	5.750	02/26/16		2,582,500	2,343,619
Bond	6.000	12/09/20		1,374,000	990,998
Bond	7.000	12/01/18		1,000,000	822,000
Bond	7.750	10/13/19		3,023,200	2,463,908
Bond	8.250	10/13/24		839,300	646,261
Bond	9.000	05/07/23		3,311,500	2,710,463
Bond	9.250	05/07/28		300,000	238,500
Bond	11.750	10/21/26		1,183,900	1,098,067
Bond	11.950	08/05/31		818,000	756,650
Bond	12.750	08/23/22		3,306,400	3,277,469
Bond	13.625	08/15/18		810,000	828,225

Vietnam 0.2%					953,525

Socialist Republic of Vietnam
Bond	6.875	01/15/16		887,000	953,525

Convertible Bonds 0.5%					$2,650,570

(Cost $2,547,800)

China 0.0%					21,778

Home Inns & Hotels Management, Inc.	2.000	12/15/15		23,000	21,778

United States 0.5%					2,628,792

Altra Holdings, Inc.	2.750	03/01/31		113,000	155,799
Ciena Corp.	0.875	06/15/17		115,000	113,419
Ciena Corp. (S)	4.000	03/15/15		175,000	202,016
Citrix Systems, Inc. (S)	0.500	04/15/19		36,000	35,955
Greenbrier Companies, Inc.	3.500	04/01/18		79,000	121,956
Hornbeck Offshore Services, Inc.	1.500	09/01/19		190,000	216,363
Intel Corp.	2.950	12/15/35		164,000	194,750
Jarden Corp. (S)	1.125	03/15/34		45,000	44,803
NetSuite, Inc. (S)	0.250	06/01/18		104,000	106,665
Nuance Communications, Inc.	2.750	11/01/31		170,000	170,850

11

Global Income Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

RTI International Metals, Inc.	1.625	10/15/19		18,000	$18,101
RTI International Metals, Inc.	3.000	12/01/15		257,000	273,384
SanDisk Corp. (S)	0.500	10/15/20		130,000	147,388
ServiceNow, Inc. (S)	Zero	11/01/18		90,000	90,113
Stone Energy Corp.	1.750	03/01/17		60,000	79,500
The Ryland Group, Inc.	0.250	06/01/19		348,000	323,640
Triumph Group, Inc.	2.625	10/01/26		120,000	287,850
TRW Automotive, Inc.	3.500	12/01/15		17,000	46,240

Structured Notes (K) 1.0%					$5,977,364

(Cost $6,378,028)

Colombia 0.6%					3,510,230

Republic of Colombia (Citigroup Funding, Inc.)
Note (P) (S)	7.000	05/05/22	COP	830,000,000	446,386
Note (S)	11.000	07/24/20	COP	486,000,000	312,354
Note (S)	11.000	07/27/20	COP	1,000,000,000	642,703
Republic of Colombia (JPMorgan Chase & Company)
Note (S)	7.000	05/04/22	COP	3,921,000,000	2,108,787

Indonesia 0.4%					2,467,134

Republic of Indonesia (Deutsche Bank AG)
Note (S)	7.000	05/15/22	IDR	30,200,000,000	2,467,134

Term Loans (M) 1.7%					$9,611,895

(Cost $9,845,250)

United States 1.7%					9,611,895

Arch Coal, Inc.	6.250	05/16/18		625,436	607,281
Dell International LLC	4.500	04/29/20		2,328,300	2,317,953
Hostess Brands, Inc.	6.750	04/09/20		1,015,000	1,053,063
La Quinta Intermediate Holdings LLC	4.000	02/19/21		1,200,000	1,193,500
Texas Competitive Electric Holdings Company LLC	4.737	10/10/17		3,512,887	2,652,229
Tribune Company	4.000	12/27/20		1,795,500	1,787,869

Asset Backed Securities 0.5%					$3,019,157

(Cost $3,075,838)

United States 0.5%					3,019,157

Brazil Loan Trust 1
Senior Secured Pass-Through Notes	5.477	07/24/23		222,000	228,105
Senior Secured Pass-Through Notes (S)	5.477	07/24/23		2,749,805	2,791,052

				Shares	Value

Common Stocks 0.2%					$995,776

(Cost $2,091,678)

United Kingdom 0.0%					94,645

Subsea 7 SA				4,768	94,645

United States 0.2%					901,131

Comtech Telecommunications Corp.				13,374	424,625
EME Reorganization Trust (I)				1,794,197	283,483
General Maritime Corp. (I)				816	8

12

Global Income Fund
As of 4-30-14 (Unaudited)

		Shares	Value
United States (continued)

NRG Energy, Inc.		5,899	$193,015

Preferred Securities 0.0%			$289,183

(Cost $270,994)

United States 0.0%			289,183

SandRidge Energy, Inc., 8.500%		2,620	289,183

	Yield (%)	Shares	Value

Short-Term Investments 3.2%			$18,724,866

(Cost $18,724,866)

Money Market Funds 3.2%			18,724,866

State Street Institutional Liquid Reserves Fund	0.0749% (Y)	18,724,866	18,724,866

Total investments (Cost $569,250,858)† 99.4%			$576,022,151

Other assets and liabilities, net 0.6%			$3,248,780

Total net assets 100.0%			$579,270,931

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

MXN	Mexican Peso

PIK Paid-in-kind

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $140,854,361 or 24.3% of the fund's net assets as of 4-30-14.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

13

Global Income Fund
As of 4-30-14 (Unaudited)

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $573,491,524. Net unrealized appreciation aggregated $2,530,627, of which $13,856,346 related to appreciated investment securities and $11,325,719 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 4-30-14:

Foreign Government	43.3%
Energy	14.0%
Consumer Discretionary	9.9%
Materials	6.7%
Telecommunication Services	4.1%
Health Care	3.9%
Industrials	3.8%
Financials	3.1%
Consumer Staples	2.6%
Information Technology	2.5%
Utilities	2.3%
Short-Term Investments & Other	3.8%

Total	100.0%

14

Global Income Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Corporate Bonds	$285,976,990	—	$285,976,990	—
Foreign Government Obligations	251,599,257	—	251,599,257	—
Municipal Bonds	196,250	—	196,250	—
Convertible Bonds	2,650,570	—	2,650,570	—
Structured Notes	5,977,364	—	5,977,364	—
Term Loans	9,611,895	—	9,611,895	—
Preferred Securities	289,183	—	289,183	—
Common Stocks	995,776	$995,768	—	$8
Short-Term Investments	18,724,866	18,724,866	—	—

Total Investments in Securities	$576,022,151	$19,720,634	$556,301,509	$8
Other Financial Instruments:
Forward Foreign Currency Contracts	($90,387)	—	($90,387)	—

Structured notes. The fund may invest in structured notes. The fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying

15

Global Income Fund
As of 4-30-14 (Unaudited)

instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at April 30, 2014.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

USD	11,074,024	EUR	8,021,400	Citibank N.A.	5/30/2014	-	($53,748)	($53,748)
USD	2,432,441	GBP	1,462,700	Citibank N.A.	5/30/2014	-	(36,639)	(36,639)

							($90,387)	($90,387)

Currency Abbreviation

EUR Euro

GBP Great Britain Pound

USD U.S. Dollar

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

16

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Global Income Fund.

352Q3 4/14
6/14

John Hancock
Absolute Return Currency Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

Absolute Return Currency Fund
As of 4-30-14 (Unaudited)

Short-Term Investments 99.8%				$1,497,708,476

(Cost $1,497,542,931)

		Maturity	Par value
	Yield* (%)	date		Value

U.S. Government 97.1%				1,457,822,950

U.S. Treasury Bill	0.045	10/02/14	$30,000,000	29,994,870
U.S. Treasury Bill	0.046	10/23/14	125,000,000	124,972,625
U.S. Treasury Bill	0.065	09/04/14	532,000,000	531,948,928
U.S. Treasury Bill	0.070	07/10/14	75,000,000	74,997,075
U.S. Treasury Bill	0.070	09/18/14	150,000,000	149,982,450
U.S. Treasury Bill	0.079	09/25/14	506,000,000	505,927,642
U.S. Treasury Bill	0.100	05/29/14	40,000,000	39,999,360

	Yield (%)		Shares	Value

Money Market Funds 2.7%				39,885,526

State Street Institutional Liquid
Reserves Fund	0.0749 (Y)		39,885,526	39,885,526

Total investments (Cost $1,497,542,931)† 99.8%				$1,497,708,476

Other assets and liabilities, net 0.2%				$3,235,995

Total net assets 100.0%				$1,500,944,471

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,497,542,931. Net unrealized appreciation aggregated $165,545, of which $165,576 related to appreciated investment securities and $31 related to depreciated investment securities.

1

Absolute Return Currency Fund
As of 4-30-14 (Unaudited)

During the period ended April 30, 2014, the fund used forward foreign currency contracts to gain and manage currency exposure. The following table summarizes the contracts held at April 30, 2014:

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
AUD	57,371,027	USD	52,781,090	Barclays Bank PLC Wholesale	6/18/2014	$344,780	-	$344,780
AUD	31,388,989	USD	28,965,342	J. Aron & Company	6/18/2014	101,027	-	101,027
AUD	80,590,240	USD	74,414,254	Morgan Stanley Capital Services, Inc.	6/18/2014	212,732	-	212,732
CAD	211,525,293	USD	190,817,480	Barclays Bank PLC Wholesale	6/18/2014	1,955,615	-	1,955,615
CAD	150,709,856	USD	135,538,552	J. Aron & Company	6/18/2014	1,810,534	-	1,810,534
CAD	163,165,327	USD	146,177,531	Morgan Stanley Capital Services, Inc.	6/18/2014	2,522,821	-	2,522,821
CHF	11,078,885	USD	12,523,794	J. Aron & Company	6/18/2014	68,902	-	68,902
CHF	17,264,807	USD	19,687,506	Morgan Stanley Capital Services, Inc.	6/18/2014	-	($63,646)	(63,646)
EUR	299,919,717	USD	412,365,787	Barclays Bank PLC Wholesale	6/18/2014	3,680,012	-	3,680,012
EUR	48,725,538	USD	67,360,464	Deutsche Bank AG London	6/18/2014	231,143	-	231,143
EUR	290,418,114	USD	399,415,499	J. Aron & Company	6/18/2014	3,449,768	-	3,449,768
EUR	171,213,298	USD	235,547,762	Morgan Stanley Capital Services, Inc.	6/18/2014	1,957,711	-	1,957,711
GBP	88,674,215	USD	147,903,250	Barclays Bank PLC Wholesale	6/18/2014	1,759,420	-	1,759,420
GBP	8,358,954	USD	14,042,942	Deutsche Bank AG London	6/18/2014	65,143	-	65,143
GBP	55,149,875	USD	92,258,368	J. Aron & Company	6/18/2014	822,552	-	822,552
GBP	122,177,088	USD	203,544,904	Morgan Stanley Capital Services, Inc.	6/18/2014	2,663,283	-	2,663,283
JPY	28,961,610,949	USD	283,047,363	Barclays Bank PLC Wholesale	6/18/2014	318,398	-	318,398
JPY	4,396,097,054	USD	42,994,923	Deutsche Bank AG London	6/18/2014	17,305	-	17,305
JPY	91,256,491,089	USD	891,183,238	J. Aron & Company	6/18/2014	1,687,154	-	1,687,154
JPY	6,415,064,325	USD	62,748,745	Morgan Stanley Capital Services, Inc.	6/18/2014	17,432	-	17,432
NOK	2,801,579,036	USD	464,617,092	Barclays Bank PLC Wholesale	6/18/2014	5,866,764	-	5,866,764
NOK	105,262,548	USD	17,642,615	Deutsche Bank AG London	6/18/2014	34,676	-	34,676
NOK	668,579,719	USD	111,020,085	J. Aron & Company	6/18/2014	1,258,013	-	1,258,013
NOK	1,891,965,578	USD	314,294,651	Morgan Stanley Capital Services, Inc.	6/18/2014	3,433,047	-	3,433,047
NZD	268,373,632	USD	227,044,335	Barclays Bank PLC Wholesale	6/18/2014	3,460,905	-	3,460,905
NZD	19,234,944	USD	16,523,188	Deutsche Bank AG London	6/18/2014	-	(2,357)	(2,357)
NZD	621,833,858	USD	531,036,007	J. Aron & Company	6/18/2014	3,055,066	-	3,055,066
NZD	462,024,818	USD	388,779,850	Morgan Stanley Capital Services, Inc.	6/18/2014	8,051,762	-	8,051,762
SEK	185,757,659	USD	28,885,167	Barclays Bank PLC Wholesale	6/18/2014	-	(338,471)	(338,471)
SEK	40,776,072	USD	6,346,707	J. Aron & Company	6/18/2014	-	(80,359)	(80,359)
SGD	74,251,732	USD	58,600,810	Barclays Bank PLC Wholesale	6/18/2014	626,597	-	626,597
SGD	7,960,495	USD	6,274,281	J. Aron & Company	6/18/2014	75,462	-	75,462
USD	239,311,726	AUD	261,546,359	Barclays Bank PLC Wholesale	6/18/2014	-	(2,881,572)	(2,881,572)
USD	43,988,758	AUD	47,103,644	Deutsche Bank AG London	6/18/2014	370,535	-	370,535
USD	174,726,742	AUD	192,380,651	J. Aron & Company	6/18/2014	-	(3,418,747)	(3,418,747)
USD	292,369,557	AUD	325,302,671	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(8,862,422)	(8,862,422)
USD	60,176,025	CAD	66,644,474	Barclays Bank PLC Wholesale	6/18/2014	-	(560,265)	(560,265)
USD	18,145,820	CAD	19,961,611	Deutsche Bank AG London	6/18/2014	-	(46,149)	(46,149)

2

Absolute Return Currency Fund
As of 4-30-14 (Unaudited)

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
USD	498,538,319	CAD	552,425,779	J. Aron & Company	6/18/2014	-	(4,913,664)	(4,913,664)
USD	240,715,092	CAD	266,865,764	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(2,492,419)	(2,492,419)
USD	409,718,866	CHF	362,901,721	Barclays Bank PLC Wholesale	6/18/2014	-	(2,769,500)	(2,769,500)
USD	12,341,016	CHF	10,844,507	Deutsche Bank AG London	6/18/2014	14,723	-	14,723
USD	596,574,181	CHF	528,742,688	J. Aron & Company	6/18/2014	-	(4,415,547)	(4,415,547)
USD	201,283,217	CHF	178,681,154	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(1,812,808)	(1,812,808)
USD	70,336,193	EUR	50,854,512	Barclays Bank PLC Wholesale	6/18/2014	-	(208,706)	(208,706)
USD	214,524,299	EUR	154,999,856	J. Aron & Company	6/18/2014	-	(490,038)	(490,038)
USD	95,204,892	EUR	68,633,239	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(2,490)	(2,490)
USD	105,437,702	GBP	63,378,810	Barclays Bank PLC Wholesale	6/18/2014	-	(1,531,860)	(1,531,860)
USD	34,899,041	GBP	21,021,457	J. Aron & Company	6/18/2014	-	(580,578)	(580,578)
USD	10,931,339	GBP	6,608,846	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(222,947)	(222,947)
USD	127,666,320	JPY	13,120,559,121	Barclays Bank PLC Wholesale	6/18/2014	-	(707,659)	(707,659)
USD	200,281,303	JPY	20,523,590,354	J. Aron & Company	6/18/2014	-	(525,304)	(525,304)
USD	87,756,931	JPY	8,968,295,064	Morgan Stanley Capital Services, Inc.	6/18/2014	9,472	-	9,472
USD	303,495,660	NOK	1,817,805,311	Barclays Bank PLC Wholesale	6/18/2014	-	(1,777,917)	(1,777,917)
USD	8,888,657	NOK	53,477,269	J. Aron & Company	6/18/2014	-	(92,062)	(92,062)
USD	20,160,770	NOK	120,817,165	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(128,690)	(128,690)
USD	12,678,459	NZD	14,758,698	Deutsche Bank AG London	6/18/2014	2,262	-	2,262
USD	169,721,856	NZD	202,422,571	J. Aron & Company	6/18/2014	-	(4,138,231)	(4,138,231)
USD	26,664,659	NZD	31,157,246	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(96,197)	(96,197)
USD	360,259,070	SEK	2,338,993,159	Barclays Bank PLC Wholesale	6/18/2014	809,416	-	809,416
USD	94,725,490	SEK	622,246,600	Deutsche Bank AG London	6/18/2014	-	(899,556)	(899,556)
USD	390,531,954	SEK	2,520,149,698	J. Aron & Company	6/18/2014	3,242,688	-	3,242,688
USD	364,004,908	SEK	2,361,583,994	Morgan Stanley Capital Services, Inc.	6/18/2014	1,083,558	-	1,083,558
USD	293,665,240	SGD	372,222,234	Barclays Bank PLC Wholesale	6/18/2014	-	(3,240,389)	(3,240,389)
USD	374,029,282	SGD	472,909,122	J. Aron & Company	6/18/2014	-	(3,189,933)	(3,189,933)
USD	140,746,517	SGD	178,569,072	Morgan Stanley Capital Services, Inc.	6/18/2014	-	(1,690,332)	(1,690,332)
						$55,080,678	($52,180,815)	$2,899,863

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	United States Dollar
JPY	Japanese Yen

3

Absolute Return Currency Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.

364Q3 4/14
6/14

John Hancock
Fundamental Large Cap Core Fund

Quarterly portfolio holdings 4/30/2014

John Hancock INVESTMENTS

Fundamental Large Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 97.3%		$35,190,509

(Cost $30,727,211)

Consumer Discretionary 16.7%		6,047,187

Hotels, Restaurants & Leisure 2.6%
McDonald's Corp.	5,495	557,083
Starbucks Corp.	5,296	374,004

Household Durables 6.5%
Lennar Corp., Class A	32,828	1,266,833
NVR, Inc. (I)	615	662,355
Tempur Sealy International, Inc. (I)	8,490	426,028

Internet & Catalog Retail 5.0%
Amazon.com, Inc. (I)	5,926	1,802,270

Specialty Retail 2.6%
CarMax, Inc. (I)	8,831	386,621
Lowe's Companies, Inc.	12,459	571,993

Consumer Staples 5.8%		2,117,246

Beverages 4.7%
Diageo PLC, ADR	4,285	526,112
PepsiCo, Inc.	8,773	753,513
SABMiller PLC	7,849	427,386

Tobacco 1.1%
Philip Morris International, Inc.	4,802	410,235

Energy 12.7%		4,597,282

Energy Equipment & Services 3.9%
National Oilwell Varco, Inc.	5,734	450,291
Schlumberger, Ltd.	9,305	944,923

Oil, Gas & Consumable Fuels 8.8%
Apache Corp.	8,712	756,202
Cabot Oil & Gas Corp.	10,981	431,334
Chevron Corp.	3,326	417,480
Exxon Mobil Corp.	4,090	418,857
Occidental Petroleum Corp.	8,406	804,875
Southwestern Energy Company (I)	7,797	373,320

Financials 24.2%		8,748,168

Banks 11.0%
Bank of America Corp.	100,857	1,526,975
Citigroup, Inc.	10,975	525,812
JPMorgan Chase & Company	27,590	1,544,488
Wells Fargo & Company	7,965	395,383

Capital Markets 8.1%
Morgan Stanley	25,957	802,850
State Street Corp.	5,057	326,480
T. Rowe Price Group, Inc.	8,957	735,638
The Goldman Sachs Group, Inc.	6,724	1,074,630

Consumer Finance 1.0%
American Express Company	4,056	354,616

Insurance 4.1%
American International Group, Inc.	21,225	1,127,684

1

Fundamental Large Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Financials (continued)

Prudential Financial, Inc.	4,135	$333,612

Health Care 6.9%		2,490,375

Biotechnology 1.6%
Amgen, Inc.	5,245	586,129

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	8,756	515,028

Pharmaceuticals 3.9%
Merck & Company, Inc.	12,612	738,559
Novartis AG, ADR	7,484	650,659

Industrials 6.5%		2,342,219

Aerospace & Defense 1.1%
L-3 Communications Holdings, Inc.	3,310	381,875

Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	4,292	422,762

Industrial Conglomerates 1.9%
General Electric Company	25,324	680,962

Machinery 1.1%
Caterpillar, Inc.	3,919	413,063

Professional Services 1.2%
IHS, Inc., Class A (I)	3,677	443,557

Information Technology 24.5%		8,848,032

Communications Equipment 4.8%
QUALCOMM, Inc.	22,196	1,747,047

Internet Software & Services 7.7%
Facebook, Inc., Class A (I)	21,415	1,280,189
Google, Inc., Class A (I)	1,430	764,878
Google, Inc., Class C (I)	1,430	753,124

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	13,338	355,991

Software 2.8%
Oracle Corp.	24,302	993,466

Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	3,286	1,939,036
EMC Corp.	39,314	1,014,301

Total investments (Cost $30,727,211)† 97.3%		$35,190,509

Other assets and liabilities, net 2.7%		$985,336

Total net assets 100.0%		$36,175,845

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $30,751,625. Net unrealized appreciation aggregated $4,438,884, of which $4,617,458 related to appreciated investment securities and $178,574 related to depreciated investment securities.

2

Fundamental Large Cap Core Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$6,047,187	$6,047,187	—	—
Consumer Staples	2,117,246	1,689,860	$427,386	—
Energy	4,597,282	4,597,282	—	—
Financials	8,748,168	8,748,168	—	—
Health Care	2,490,375	2,490,375	—	—
Industrials	2,342,219	2,342,219	—	—
Information Technology	8,848,032	8,848,032	—	—

Total Investments in Securities	$35,190,509	$34,763,123	$427,386	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.

372Q3 4/14
6/14

John Hancock
Fundamental Large Cap Value Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

Fundamental Large Cap Value Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 97.9%		$1,055,496,572

(Cost $805,902,589)

Consumer Discretionary 11.9%		127,999,085

Household Durables 6.6%
Lennar Corp., Class A	955,894	36,887,950
NVR, Inc. (I)	10,041	10,814,157
Tempur Sealy International, Inc. (I)	454,996	22,831,699

Specialty Retail 4.0%
Advance Auto Parts, Inc.	176,755	21,438,614
Lowe's Companies, Inc.	477,035	21,900,677

Textiles, Apparel & Luxury Goods 1.3%
adidas AG	132,140	14,125,988

Consumer Staples 10.5%		113,950,467

Beverages 5.8%
Diageo PLC, ADR	119,309	14,648,759
Heineken Holding NV	173,144	11,065,915
PepsiCo, Inc.	207,163	17,793,230
SABMiller PLC	353,889	19,269,597

Food Products 1.1%
Danone SA	160,796	11,873,021

Household Products 1.3%
The Procter & Gamble Company	171,780	14,180,439

Tobacco 2.3%
Imperial Tobacco Group PLC	304,107	13,141,793
Philip Morris International, Inc.	140,205	11,977,713

Energy 16.2%		174,400,651

Energy Equipment & Services 4.2%
National Oilwell Varco, Inc.	161,603	12,690,684
Weatherford International, Ltd. (I)	1,555,898	32,673,858

Oil, Gas & Consumable Fuels 12.0%
Apache Corp.	391,429	33,976,037
Cabot Oil & Gas Corp.	480,279	18,865,359
Chevron Corp.	159,825	20,061,234
Exxon Mobil Corp.	120,989	12,390,483
Occidental Petroleum Corp.	337,996	32,363,117
Southwestern Energy Company (I)	237,675	11,379,879

Financials 31.2%		336,199,997

Banks 14.7%
Bank of America Corp.	2,953,271	44,712,523
CIT Group, Inc.	477,908	20,573,939
Citigroup, Inc.	555,709	26,624,018
JPMorgan Chase & Company	906,948	50,770,949
Wells Fargo & Company	330,348	16,398,475

Capital Markets 12.2%
AllianceBernstein Holding LP	1,028,942	26,165,995
Morgan Stanley	1,074,342	33,229,398
Northern Trust Corp.	265,875	16,018,969
State Street Corp.	231,594	14,951,709
The Goldman Sachs Group, Inc.	254,803	40,722,615

1

Fundamental Large Cap Value Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 4.3%
American International Group, Inc.	866,392	$46,031,407

Health Care 5.9%		63,390,073

Biotechnology 1.0%
Amgen, Inc.	91,345	10,207,804

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	294,197	17,304,668

Pharmaceuticals 3.3%
Merck & Company, Inc.	316,532	18,536,114
Novartis AG, ADR	199,465	17,341,487

Industrials 7.1%		76,307,177

Air Freight & Logistics 1.7%
FedEx Corp.	132,201	18,012,386

Electrical Equipment 1.5%
Sensata Technologies Holding NV (I)	380,974	16,179,966

Industrial Conglomerates 2.4%
General Electric Company	970,981	26,109,679

Trading Companies & Distributors 1.5%
United Rentals, Inc. (I)	170,576	16,005,146

Information Technology 13.7%		147,940,832

Communications Equipment 4.6%
Cisco Systems, Inc.	784,780	18,136,266
QUALCOMM, Inc.	397,437	31,282,266

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	436,004	11,636,947

Software 3.4%
Microsoft Corp.	421,924	17,045,730
Oracle Corp.	489,252	20,000,622

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	84,460	49,839,001

Materials 1.4%		15,308,290

Containers & Packaging 1.4%
Avery Dennison Corp.	314,597	15,308,290

Short-Term Investments 1.7%		18,438,000

(Cost $18,438,000)

Barclays Tri-Party Repurchase Agreement dated 4-30-14 at
0.040% to be repurchased at $18,288,020 on 5-1-14,
collateralized by $18,699,300 U.S. Treasury Notes, 2.125%
due 1-31-21 (valued at $18,653,832, including interest)	$18,288,000	18,288,000
Repurchase Agreement with State Street Corp. dated 4-30-
14 at 0.000% to be repurchased at $150,000 on 5-1-14,
collateralized by $155,000 Federal National Mortgage
Association, 1.250% due 9-28-16 (valued at $157,353,
including interest)	150,000	150,000

2

Fundamental Large Cap Value Fund
As of 4-30-14 (Unaudited)

Total investments (Cost $824,340,589)† 99.6%	$1,073,934,572

Other assets and liabilities, net 0.4%	$3,854,672

Total net assets 100.0%	$1,077,789,244

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $824,643,815. Net unrealized appreciation aggregated $249,290,757, of which $253,551,596 related to appreciated investment securities and $4,260,839 related to depreciated investment securities.

3

Fundamental Large Cap Value Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$127,999,085	$113,873,097	$14,125,988	—
Consumer Staples	113,950,467	58,600,141	55,350,326	—
Energy	174,400,651	174,400,651	—	—
Financials	336,199,997	336,199,997	—	—
Health Care	63,390,073	63,390,073	—	—
Industrials	76,307,177	76,307,177	—	—
Information Technology	147,940,832	147,940,832	—	—
Materials	15,308,290	15,308,290	—	—
Short-Term Investments	18,438,000	—	18,438,000	—

Total Investments in Securities	$1,073,934,572	$986,020,258	$87,914,314	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.

374Q3 4/14
6/14

John Hancock
Fundamental All Cap Core Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

Fundamental All Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 97.6%		$16,935,138

(Cost $14,998,980)

Consumer Discretionary 24.2%		4,190,964

Hotels, Restaurants & Leisure 1.5%
Starbucks Corp.	3,513	248,088

Household Durables 8.0%
Lennar Corp., Class A	20,312	783,840
NVR, Inc. (I)	288	310,176
Tempur Sealy International, Inc. (I)	5,936	297,868

Internet & Catalog Retail 9.1%
Amazon.com, Inc. (I)	4,422	1,344,862
Blue Nile, Inc. (I)	6,674	231,788

Specialty Retail 5.6%
Advance Auto Parts, Inc.	4,353	527,975
CarMax, Inc. (I)	5,051	221,133
Lowe's Companies, Inc.	4,906	225,234

Consumer Staples 2.7%		472,487

Beverages 2.7%
Diageo PLC, ADR	1,496	183,679
SABMiller PLC	5,304	288,808

Energy 7.7%		1,337,952

Energy Equipment & Services 4.8%
National Oilwell Varco, Inc.	2,440	191,613
Schlumberger, Ltd.	2,014	204,522
Weatherford International, Ltd. (I)	20,706	434,826

Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp.	7,802	306,463
Range Resources Corp.	2,217	200,528

Financials 25.8%		4,484,899

Banks 9.0%
Bank of America Corp.	48,297	731,217
CIT Group, Inc.	3,844	165,484
Citigroup, Inc.	3,475	166,487
JPMorgan Chase & Company	9,095	509,138

Capital Markets 13.0%
AllianceBernstein Holding LP	21,371	543,465
Morgan Stanley	15,853	490,333
Northern Trust Corp.	3,414	205,694
T. Rowe Price Group, Inc.	5,416	444,816
The Goldman Sachs Group, Inc.	3,596	574,713

Insurance 3.8%
American International Group, Inc.	12,301	653,552

Health Care 1.4%		243,759

Health Care Providers & Services 1.4%
AMN Healthcare Services, Inc. (I)	19,532	243,759

1

Fundamental All Cap Core Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Industrials 6.7%		$1,153,842

Aerospace & Defense 2.4%
L-3 Communications Holdings, Inc.	1,161	133,945
TransDigm Group, Inc.	1,564	278,189

Electrical Equipment 1.5%
Sensata Technologies Holding NV (I)	6,026	255,924

Professional Services 1.2%
IHS, Inc., Class A (I)	1,664	200,728

Trading Companies & Distributors 1.6%
United Rentals, Inc. (I)	3,038	285,056

Information Technology 26.9%		4,675,142

Communications Equipment 5.1%
QUALCOMM, Inc.	11,228	883,756

Internet Software & Services 12.7%
Bankrate, Inc. (I)	33,241	582,382
Facebook, Inc., Class A (I)	14,942	893,233
Google, Inc., Class A (I)	522	279,207
Google, Inc., Class C (I)	522	274,917
LinkedIn Corp., Class A (I)	1,162	178,332

Software 0.3%
Workday, Inc., Class A (I)	647	47,276

Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	1,330	784,820
EMC Corp.	19,650	506,970
NetApp, Inc.	6,859	244,249

Materials 2.2%		376,093

Containers & Packaging 2.2%
Avery Dennison Corp.	7,729	376,093

Total investments (Cost $14,998,980)† 97.6%		$16,935,138

Other assets and liabilities, net 2.4%		$417,847

Total net assets 100.0%		$17,352,985

ADR American Depositary Receipts

(I) Non-income producing security.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $15,086,118. Net unrealized appreciation aggregated $1,849,020, of which $1,974,116 related to appreciated investment securities and $125,096 related to depreciated investment securities.

2

Fundamental All Cap Core Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$4,190,964	$4,190,964	—	—
Consumer Staples	472,487	183,679	$288,808	—
Energy	1,337,952	1,337,952	—	—
Financials	4,484,899	4,484,899	—	—
Health Care	243,759	243,759	—	—
Industrials	1,153,842	1,153,842	—	—
Information Technology	4,675,142	4,675,142	—	—
Materials	376,093	376,093	—	—

Total Investments in Securities	$16,935,138	$16,646,330	$288,808	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.

376Q3 4/14
6/14

John Hancock
Diversified Strategies Fund

Quarterly portfolio holdings 4/30/2014

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 36.2%				$15,269,364

(Cost $14,171,217)

Consumer Discretionary 3.9%				1,646,511

Auto Components 0.9%
Allison Transmission, Inc. (S)	7.125	05/15/19	125,000	135,000
Dana Holding Corp.	6.000	09/15/23	50,000	52,625
Delphi Corp.	5.000	02/15/23	80,000	84,800
Visteon Corp.	6.750	04/15/19	112,000	117,747

Automobiles 0.2%
Ford Motor Credit Company LLC	5.875	08/02/21	85,000	98,498

Hotels, Restaurants & Leisure 0.6%
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	160,875
Landry's, Inc. (S)	9.375	05/01/20	50,000	55,125
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20	25,000	26,000

Media 0.3%
AMC Entertainment, Inc. (S)	5.875	02/15/22	35,000	35,788
Cinemark USA, Inc.	4.875	06/01/23	30,000	29,100
Sirius XM Holdings, Inc. (S)	5.250	08/15/22	70,000	75,600

Multiline Retail 0.5%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	193,416

Specialty Retail 1.1%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	102,000
AutoNation, Inc.	5.500	02/01/20	50,000	54,250
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	50,000	52,125
L Brands, Inc.	6.625	04/01/21	50,000	55,937
The Hillman Group, Inc.	10.875	06/01/18	100,000	106,125
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	102,250

Textiles, Apparel & Luxury Goods 0.3%
Hot Topic, Inc. (S)	9.250	06/15/21	100,000	109,250

Consumer Staples 1.3%				543,596

Beverages 0.3%
Ajecorp BV (S)	6.500	05/14/22	40,000	37,600
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	70,000	77,700

Food & Staples Retailing 0.1%
Safeway, Inc.	5.000	08/15/19	60,000	61,921

Food Products 0.3%
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	108,000

Personal Products 0.1%
Revlon Consumer Products Corp.	5.750	02/15/21	50,000	50,375

Tobacco 0.5%
Alliance One International, Inc.	9.875	07/15/21	100,000	101,000
Vector Group, Ltd.	7.750	02/15/21	100,000	107,000

Energy 4.7%				1,971,431

Energy Equipment & Services 0.4%
Key Energy Services, Inc.	6.750	03/01/21	35,000	36,925
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	106,750

1

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Oil, Gas & Consumable Fuels 4.3%
Afren PLC (S)	10.250	04/08/19	200,000	$226,500
BreitBurn Energy Partners LP	7.875	04/15/22	20,000	21,650
Ecopetrol SA	5.875	09/18/23	150,000	164,062
Enterprise Products Operating LLC (8.375% to 08/01/2016,
then 3 month LIBOR + 3.708%)	8.375	08/01/66	20,000	22,650
EP Energy LLC	7.750	09/01/22	20,000	22,275
EV Energy Partners LP	8.000	04/15/19	100,000	104,500
Halcon Resources Corp.	8.875	05/15/21	30,000	31,088
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	216,230
Midstates Petroleum Company, Inc.	9.250	06/01/21	100,000	102,250
Newfield Exploration Company	5.750	01/30/22	100,000	107,250
Pertamina Persero PT (S)	5.250	05/23/21	200,000	200,750
Petrobras International Finance Company	5.375	01/27/21	30,000	30,714
Petroleos de Venezuela SA	5.375	04/12/27	50,000	29,125
Petroleos de Venezuela SA (S)	8.500	11/02/17	200,000	180,000
Petroleos Mexicanos	5.500	01/21/21	150,000	164,250
Rex Energy Corp.	8.875	12/01/20	15,000	16,650
Summit Midstream Holdings LLC	7.500	07/01/21	30,000	32,250
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	103,875
WPX Energy, Inc.	6.000	01/15/22	50,000	51,687

Financials 11.9%				5,028,933

Banks 3.8%
Banco do Brasil SA/Cayman Island (6.250% to 04/15/2024,
then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	200,000	170,000
Barclays Bank PLC (5.926% to 12/15/2016, then 3 month
LIBOR + 1.750%) (Q)(S)	5.926	12/15/16	100,000	106,500
Credit Agricole SA (7.875% to 01/23/2024, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	200,000	215,180
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23	60,000	55,500
HBOS PLC (S)	6.000	11/01/33	95,000	101,375
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	213,729
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	50,000	47,312
JPMorgan Chase & Company (6.750% to 02/01/2024, then 3
month LIBOR + 3.780%) (Q)	6.750	02/01/24	65,000	68,900
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	226,000
PNC Financial Services Group, Inc. (4.850% to 06/01/2023,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	30,000	28,238
Russian Agricultural Bank OJSC (S)	5.100	07/25/18	200,000	186,250
Synovus Financial Corp.	7.875	02/15/19	20,000	22,850
Wells Fargo & Company (5.900% to 06/15/2024, then 3
month LIBOR + 3.110%) (Q)	5.900	06/15/24	55,000	56,233
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	100,000	113,500

Capital Markets 0.9%
Fifth Street Finance Corp.	4.875	03/01/19	35,000	36,152
Jefferies Group LLC	6.875	04/15/21	200,000	232,364
The Goldman Sachs Group, Inc.	5.750	01/24/22	10,000	11,406
UBS AG	7.625	08/17/22	50,000	59,393

2

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Walter Investment Management Corp. (S)	7.875	12/15/21	40,000	$39,700

Consumer Finance 0.3%
Credit Acceptance Corp. (S)	6.125	02/15/21	40,000	41,600
Springleaf Finance Corp.	6.000	06/01/20	75,000	75,938

Diversified Financial Services 1.3%
General Electric Capital Corp. (6.375% to 11/15/2017, then 3
month LIBOR + 2.289%)	6.375	11/15/67	15,000	16,688
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	100,000	115,000
Nationstar Mortgage LLC	7.875	10/01/20	30,000	30,675
Rabobank Nederland NV	3.875	02/08/22	85,000	88,892
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	266,500
Voya Financial, Inc. (5.650% to 05/15/2023, then 3 month
LIBOR + 3.580%)	5.650	05/15/53	50,000	49,995

Insurance 3.6%
AXA SA	8.600	12/15/30	200,000	259,000
CNA Financial Corp.	7.250	11/15/23	200,000	248,681
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	198,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	59,210
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	227,500
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	150,000	150,750
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	20,000	20,754
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	200,000	211,000
Pacific LifeCorp. (S)	6.000	02/10/20	15,000	17,123
Prudential Financial, Inc. (P)	5.200	03/15/44	10,000	9,925
Prudential Financial, Inc. (5.875% to 09/01/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	45,000	47,363
USI, Inc. (S)	7.750	01/15/21	40,000	41,300
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	50,000	52,671

Real Estate Investment Trusts 1.9%
ARC Properties Operating Partnership LP (S)	4.600	02/06/24	50,000	50,756
Host Hotels & Resorts LP	5.250	03/15/22	200,000	219,660
MPT Operating Partnership LP	6.375	02/15/22	35,000	37,538
MPT Operating Partnership LP	6.875	05/01/21	100,000	108,750
Prologis International Funding II (S)	4.875	02/15/20	20,000	21,267
Prologis LP	6.875	03/15/20	73,000	86,218
Weyerhaeuser Company	7.375	03/15/32	200,000	261,297

Real Estate Management & Development 0.1%
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	30,000	24,300

Health Care 0.5%				225,600

Health Care Providers & Services 0.4%
HCA, Inc.	7.500	02/15/22	100,000	114,050
National Mentor Holdings, Inc. (S)	12.500	02/15/18	84,000	89,250

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	20,000	22,300

3

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 4.8%				$2,040,212

Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	165,375
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	126,300
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	132,375

Airlines 1.7%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	81,806	88,760
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	15,000	16,012
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	22,761	24,468
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	172,101	185,439
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	65,353	76,136
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	130,121	153,217
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	142,163	158,867
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	23,177	25,901

Building Products 0.2%
Gibraltar Industries, Inc.	6.250	02/01/21	70,000	74,200

Commercial Services & Supplies 0.6%
Ahern Rentals, Inc. (S)	9.500	06/15/18	20,000	22,250
Casella Waste Systems, Inc.	7.750	02/15/19	40,000	41,900
Iron Mountain, Inc.	5.750	08/15/24	45,000	44,438
Iron Mountain, Inc.	6.000	08/15/23	45,000	47,812
Safway Group Holding LLC (S)	7.000	05/15/18	100,000	106,000

Construction & Engineering 0.1%
Tutor Perini Corp.	7.625	11/01/18	50,000	53,125

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	205,000
Tenedora Nemak SA de CV (S)	5.500	02/28/23	20,000	20,250

Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875	08/01/20	24,000	26,700

Trading Companies & Distributors 0.3%
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	116,000
Aircastle, Ltd.	6.250	12/01/19	25,000	26,937

Transportation Infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	100,000	102,750

Information Technology 0.1%				52,875

Internet Software & Services 0.1%
Ancestry.com, Inc.	11.000	12/15/20	45,000	52,875

Materials 3.0%				1,257,495

Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000	05/07/20	100,000	111,500
Nufarm Australia, Ltd. (S)	6.375	10/15/19	40,000	41,300

Construction Materials 0.2%
American Gilsonite Company (S)	11.500	09/01/17	70,000	74,200

Containers & Packaging 0.4%
Consolidated Container Company LLC (S)	10.125	07/15/20	35,000	36,400
Pretium Packaging LLC	11.500	04/01/16	100,000	106,875
Tekni-Plex, Inc. (S)	9.750	06/01/19	32,000	36,240

4

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Metals & Mining 1.5%
AngloGold Ashanti Holdings PLC	8.500	07/30/20	60,000	$67,143
Commercial Metals Company	7.350	08/15/18	150,000	170,437
Edgen Murray Corp. (S)	8.750	11/01/20	19,000	21,945
Rain CII Carbon LLC (S)	8.000	12/01/18	40,000	41,900
SunCoke Energy, Inc.	7.625	08/01/19	100,000	107,000
Vale Overseas, Ltd.	4.625	09/15/20	200,000	210,927

Paper & Forest Products 0.5%
Georgia-Pacific LLC	7.250	06/01/28	171,000	221,653
Neenah Paper, Inc. (S)	5.250	05/15/21	10,000	9,975

Telecommunication Services 3.3%				1,373,211

Diversified Telecommunication Services 2.0%
American Tower Corp.	4.700	03/15/22	40,000	41,972
CenturyLink, Inc.	5.800	03/15/22	50,000	51,250
CenturyLink, Inc.	7.600	09/15/39	200,000	196,125
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	50,000	50,771
T-Mobile USA, Inc.	6.250	04/01/21	15,000	15,975
Telecom Italia Capital SA	6.999	06/04/18	35,000	40,031
Telecom Italia Capital SA	7.200	07/18/36	200,000	210,500
Telefonica Emisiones SAU	5.134	04/27/20	200,000	221,077

Wireless Telecommunication Services 1.3%
Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	213,000
Millicom International Cellular SA (S)	6.625	10/15/21	200,000	208,500
Ooredoo International Finance, Ltd. (S)	7.875	06/10/19	100,000	124,010

Utilities 2.7%				1,129,500

Electric Utilities 1.8%
DPL, Inc.	7.250	10/15/21	200,000	214,500
Electricite de France SA (5.250% to 01/29/2023, then 10
Year Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	100,000	102,050
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	200,000	211,500
Majapahit Holding BV (S)	7.750	01/20/20	150,000	172,125
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	30,000	30,187
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	35,000	37,450

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	4.875	05/15/23	100,000	95,750
NRG Energy, Inc.	8.250	09/01/20	150,000	165,563

Multi-Utilities 0.3%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	100,375

5

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^		Value

U.S. Government & Agency Obligations 5.7%					$2,428,522

(Cost $2,415,798)

U.S. Government 4.8%					2,058,855

Treasury Inflation Protected Securities
Inflation Indexed Bond	0.125	04/15/17	224,283		231,309
Inflation Indexed Bond	1.250	07/15/20	166,845		180,988
Inflation Indexed Bond	1.875	07/15/15	216,033		226,109
U.S. Treasury Note
Note	1.500	12/31/18	1,300,000		1,294,414
Note	2.750	02/15/24	125,000		126,035

U.S. Government Agency 0.9%					369,667

Federal National Mortgage Association	4.500	12/01/40	342,950		369,667

Foreign Government Obligations 0.5%					$222,761

(Cost $226,144)

Brazil 0.3%					114,386

Federative Republic of Brazil
Bond	10.000	01/01/21	BRL	275,000	114,386

Mexico 0.2%					108,375

Government of Mexico
Bond	10.000	12/05/24	MXN	1,100,000	108,375

Capital Preferred Securities 0.5%					$217,188

(Cost $197,578)

Financials 0.5%					217,188

MetLife Capital Trust IV (7.875% to 12/15/2032, then 3
month LIBOR + 3.960%) (S)	7.875	12/15/37	35,000		42,525
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/68	30,000		40,350
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000		107,500
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3
month LIBOR + 2.285%) (S)	6.500	05/09/37	25,000		26,813

Convertible Bonds 0.7%					$296,481

(Cost $302,225)

Consumer Discretionary 0.3%					128,419

MGM Resorts International	4.250	04/15/15	90,000		128,419

Financials 0.2%					92,750

Walter Investment Management Corp.	4.500	11/01/19	100,000		92,750

Health Care 0.2%					75,312

Vivus, Inc. (S)	4.500	05/01/20	100,000		75,312

6

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 3.7%				$1,572,348

(Cost $1,534,136)

Consumer Discretionary 1.2%				523,071

Hotels, Restaurants & Leisure 0.1%
Marina District Finance Company, Inc.	6.750	08/15/18	24,938	25,312

Leisure Products 0.6%
Steinway Musical Instruments, Inc.	9.250	09/11/20	250,000	256,250

Media 0.3%
Clear Channel Communications, Inc.	3.800	01/29/16	1,920	1,902
Clear Channel Communications, Inc.	6.900	01/30/19	110,259	109,294
Clear Channel Communications, Inc.	7.650	07/30/19	35,461	35,490

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19	99,500	94,823

Consumer Staples 0.2%				95,402

Household Products 0.2%
The Sun Products Corp.	5.525	03/23/20	99,248	95,402

Energy 0.3%				125,391

Oil, Gas & Consumable Fuels 0.3%
FTS International, Inc. (T)	TBD	04/09/21	125,000	125,391

Financials 0.2%				72,796

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	4.500	10/16/17	72,660	72,796

Health Care 0.6%				259,395

Health Care Providers & Services 0.6%
Catalent Pharma Solutions, Inc.	6.500	12/29/17	150,000	150,375
CRC Health Corp.	9.000	09/28/21	50,000	50,000
National Mentor Holdings, Inc.	4.750	01/27/21	59,001	59,020

Industrials 1.0%				396,817

Aerospace & Defense 0.3%
WP CPP Holdings LLC	4.750	12/27/19	98,750	98,812

Air Freight & Logistics 0.5%
Syncreon Group BV	5.250	10/28/20	199,500	199,749

Airlines 0.2%
Delta Air Lines, Inc.	3.500	10/18/18	98,750	98,256

Information Technology 0.2%				99,476

Software 0.2%
BMC Software Finance, Inc.	5.000	09/10/20	99,750	99,476

7

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Collateralized Mortgage Obligations 4.8%				$2,029,047

(Cost $2,012,962)

Commercial & Residential 4.2%				1,786,344

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.732	08/25/35	21,902	20,523
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.040	12/25/46	1,166,666	82,307
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.372	06/25/45	50,021	46,416
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	100,000	114,704
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.753	09/15/26	100,000	100,493
Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	2.063	12/10/45	509,113	52,116
Series 2014-CR16, Class C (P)	4.906	04/10/47	45,000	46,949
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	99,022	88,956
Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	33,796	34,770
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.753	11/08/29	100,000	102,006
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.903	11/05/30	100,000	100,014
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	100,000	103,177
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (P)	4.836	04/15/47	55,000	56,175
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2013-INMZ, Class M (P) (S)	6.130	09/15/18	100,000	101,291
Series 2014-FBLU, Class C (P) (S)	2.153	12/15/28	100,000	100,337
Series 2014-FBLU, Class D (P) (S)	2.753	12/15/28	100,000	100,290
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.765	08/25/34	64,011	63,266
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	100,000	101,072
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.941	05/10/63	536,268	46,652
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	91,074	92,115
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	4.079	12/13/29	100,000	99,996
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.522	01/25/45	24,885	22,576
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03/18/28	80,000	76,642
Series 2013-BTC, Class E (P) (S)	3.668	04/16/35	40,000	33,501

U.S. Government Agency 0.6%				242,703

Federal Home Loan Mortgage Corp.
Series 288, Class IO, IO	3.000	10/15/27	344,190	44,983
Series 4077, Class IK IO	5.000	07/15/42	95,704	20,539
Series K018, Class X1 IO	1.597	01/25/22	401,192	34,813
Series K710, Class X1 IO	1.912	05/25/19	277,426	21,187

8

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	153,585	$32,602
Series 2012-137, Class WI IO	3.500	12/25/32	222,615	42,138
Series 407, Class C6 IO	5.500	01/25/40	127,734	26,394
Government National Mortgage Association
Series 2012-114, Class IO	1.033	01/16/53	223,268	20,047

Asset Backed Securities 0.7%				$279,301

(Cost $265,875)

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.602	10/25/35	75,000	63,424
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.797	06/25/37	29,736	29,879
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.441	02/25/35	56,753	58,168
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.852	08/25/37	2,920	2,908
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.594	11/25/35	35,000	31,828
Series 2006-OPT2, Class A3 (P)	0.332	05/25/36	24,510	22,597
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.652	02/25/35	42,860	40,847
TAL Advantage LLC
Series 2014-1A, Class A (S)	3.510	02/22/39	29,500	29,650

			Shares	Value

Common Stocks 30.8%				$13,011,134

(Cost $12,303,277)

Consumer Discretionary 3.9%				1,648,613

Auto Components 0.4%
Continental AG			573	134,830
Tenneco, Inc. (I)			892	53,404

Automobiles 0.8%
General Motors Company			3,090	106,543
Nissan Motor Company, Ltd.			17,000	146,686
Toyota Motor Corp.			1,600	86,445

Hotels, Restaurants & Leisure 0.2%
Norwegian Cruise Line Holdings, Ltd. (I)			1,039	34,048
Starbucks Corp.			484	34,180

Household Durables 0.1%
Lennar Corp., Class A			1,513	58,387

Internet & Catalog Retail 0.6%
Amazon.com, Inc. (I)			633	192,515
HomeAway, Inc. (I)			844	27,531
The Priceline Group, Inc. (I)			39	45,152

Media 0.6%
Comcast Corp., Class A			1,101	56,987
Pearson PLC			5,992	112,362
Viacom, Inc., Class B			759	64,500

9

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Multiline Retail 0.6%
Macy's, Inc.	1,976	$113,482
Target Corp.	2,332	144,001

Specialty Retail 0.5%
Advance Auto Parts, Inc.	388	47,060
Lowe's Companies, Inc.	2,732	125,426
Restoration Hardware Holdings, Inc. (I)	681	42,488

Textiles, Apparel & Luxury Goods 0.1%
Movado Group, Inc.	575	22,586

Consumer Staples 1.9%		784,328

Beverages 0.2%
PepsiCo, Inc.	1,027	88,209

Food & Staples Retailing 0.1%
CVS Caremark Corp.	633	46,032

Food Products 0.5%
Mondelez International, Inc., Class A	1,919	68,412
The Hain Celestial Group, Inc. (I)	435	37,419
Unilever NV	2,460	105,487

Personal Products 0.3%
Pola Orbis Holdings, Inc.	3,400	133,061

Tobacco 0.8%
British American Tobacco PLC	2,100	121,264
Philip Morris International, Inc.	2,159	184,444

Energy 3.2%		1,366,360

Energy Equipment & Services 0.8%
Schlumberger, Ltd.	873	88,653
Weatherford International, Ltd. (I)	12,392	260,232

Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	1,428	123,950
Chevron Corp.	1,286	161,419
Denbury Resources, Inc.	4,102	68,996
Devon Energy Corp.	1,015	71,050
Eni SpA	3,174	82,204
Occidental Petroleum Corp.	1,288	123,326
Repsol SA	1,926	51,857
Royal Dutch Shell PLC, Class A	2,269	89,703
Suncor Energy, Inc.	1,696	65,466
Total SA	2,509	179,504

Financials 7.0%		2,979,899

Banks 4.8%
Barclays PLC	56,584	241,616
BB&T Corp.	4,482	167,313
BBCN Bancorp, Inc.	3,110	47,925
CIT Group, Inc.	756	32,546
Citigroup, Inc.	1,605	76,896
Danske Bank A/S	2,859	80,890
HSBC Holdings PLC	17,615	179,983
ICICI Bank, Ltd., ADR	1,719	73,350
Intesa Sanpaolo SpA	20,967	71,750

10

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Financials (continued)

JPMorgan Chase & Company	5,330	$298,373
Royal Bank of Scotland Group PLC (I)	6,222	31,523
Standard Chartered PLC	6,200	134,275
Sumitomo Mitsui Financial Group, Inc.	3,900	154,168
U.S. Bancorp	2,488	101,461
UniCredit SpA	14,743	132,092
Wells Fargo & Company	4,059	201,489

Capital Markets 1.4%
AllianceBernstein Holding LP	1,788	45,469
Credit Suisse Group AG (I)	7,202	228,322
Morgan Stanley	1,785	55,210
Northern Trust Corp.	891	53,683
State Street Corp.	544	35,121
The Carlyle Group LP	2,825	90,626
The Goldman Sachs Group, Inc.	447	71,439

Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B (I)	1,035	133,360
Deutsche Boerse AG	1,227	89,979

Insurance 0.3%
American International Group, Inc.	1,624	86,283
MetLife, Inc.	1,237	64,757

Health Care 4.2%		1,772,436

Biotechnology 0.8%
Alexion Pharmaceuticals, Inc. (I)	310	49,042
Amgen, Inc.	455	50,846
Biogen Idec, Inc. (I)	436	125,184
Celgene Corp. (I)	337	49,543
Gilead Sciences, Inc. (I)	1,021	80,138

Health Care Equipment & Supplies 0.4%
Align Technology, Inc. (I)	1,182	59,561
Baxter International, Inc.	1,614	117,483

Health Care Providers & Services 0.2%
Express Scripts Holding Company (I)	649	43,211
Fresenius Medical Care AG & Company KGaA	739	50,915

Health Care Technology 0.1%
athenahealth, Inc. (I)	400	49,456

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc., Class A (I)	518	63,823

Pharmaceuticals 2.5%
AbbVie, Inc.	987	51,403
Bayer AG	586	81,478
Johnson & Johnson	1,968	199,339
Novartis AG	3,219	279,836
Pfizer, Inc.	4,871	152,365
Roche Holding AG	625	183,341
Sanofi	792	85,472

Industrials 4.1%		1,713,028

Aerospace & Defense 1.4%
Precision Castparts Corp.	286	72,384
Safran SA	1,999	134,537

11

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Industrials (continued)

The Boeing Company	453	$58,446
TransDigm Group, Inc.	408	72,571
United Technologies Corp.	2,249	266,124

Air Freight & Logistics 0.1%
FedEx Corp.	318	43,328

Building Products 0.3%
AO Smith Corp.	933	43,627
Fortune Brands Home & Security, Inc.	1,439	57,344

Commercial Services & Supplies 0.2%
Clean Harbors, Inc. (I)	961	57,660

Construction & Engineering 0.1%
Fluor Corp.	517	39,137

Electrical Equipment 0.6%
Eaton Corp. PLC	1,810	131,479
Prysmian SpA	4,924	128,244

Industrial Conglomerates 0.7%
Danaher Corp.	1,334	97,889
General Electric Company	7,271	195,517

Machinery 0.5%
CNH Industrial NV	18,232	212,971

Professional Services 0.1%
The Advisory Board Company (I)	823	47,125

Trading Companies & Distributors 0.1%
Watsco, Inc.	531	54,645

Information Technology 4.6%		1,944,707

Communications Equipment 0.8%
QUALCOMM, Inc.	3,974	312,794

Internet Software & Services 0.8%
eBay, Inc. (I)	1,819	94,279
Facebook, Inc., Class A (I)	1,179	70,480
Google, Inc., Class A (I)	141	75,418
Google, Inc., Class C (I)	177	93,219

IT Services 0.3%
Vantiv, Inc., Class A (I)	2,331	71,678
Visa, Inc., Class A	339	68,685

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	11,304	131,435

Software 1.2%
Bottomline Technologies, Inc. (I)	911	28,824
Microsoft Corp.	5,155	208,262
Oracle Corp.	3,242	132,533
SAP AG	1,181	95,457
Synchronoss Technologies, Inc. (I)	1,526	46,451

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	665	392,410
EMC Corp.	4,759	122,782

12

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Materials 1.2%		$523,499

Chemicals 0.2%
E.I. du Pont de Nemours & Company	1,633	109,933

Containers & Packaging 0.3%
Avery Dennison Corp.	2,613	127,149

Metals & Mining 0.7%
Anglo American PLC	1,773	47,398
BHP Billiton, Ltd.	4,884	171,998
Freeport-McMoRan Copper & Gold, Inc.	1,950	67,021

Telecommunication Services 0.7%		278,264

Diversified Telecommunication Services 0.4%
Telefonica SA	3,081	51,706
Verizon Communications, Inc.	1,377	64,678
Vivendi SA	1,987	53,384

Wireless Telecommunication Services 0.3%
Vodafone Group PLC	28,577	108,496

Preferred Securities 1.6%		$655,432

(Cost $614,760)

Consumer Staples 0.2%		69,830

Household Products 0.2%
Henkel AG & Company KGaA, 0.800%	626	69,830

Financials 0.7%		299,491

Banks 0.4%
Regions Financial Corp., 6.375%	1,935	46,556
The PNC Financial Services Group, Inc., 6.125%	2,150	57,749
U.S. Bancorp, 6.000%	1,700	47,090
Wells Fargo & Company, Series L, 7.500%	18	21,439

Capital Markets 0.1%
The Goldman Sachs Group, Inc., 5.500%	1,200	28,356

Consumer Finance 0.1%
Ally Financial, Inc., 7.000% (S)	43	42,586
Discover Financial Services, 6.500%	1,100	27,720

Real Estate Investment Trusts 0.1%
Weyerhaeuser Company, 6.375%	500	27,995

Industrials 0.4%		183,851

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	662	43,785

Airlines 0.3%
Continental Airlines Finance Trust II, 6.000%	2,835	140,066

Telecommunication Services 0.3%		102,260

Diversified Telecommunication Services 0.3%
Intelsat SA, 5.750%	2,000	102,260

13

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Investment Companies 12.3%		$5,206,743

(Cost $4,970,703)

Exchange-Traded Funds 12.3%		5,206,743

Energy Select Sector SPDR Fund	1,776	166,482
Financial Select Sector SPDR Fund	11,750	258,030
iShares Global Infrastructure ETF	5,592	236,318
iShares MSCI India ETF	4,520	119,238
iShares MSCI Singapore ETF	22,300	303,503
iShares MSCI South Korea Capped ETF	6,550	409,702
iShares MSCI Taiwan Index	12,900	188,856
iShares U.S. Oil & Gas Exploration & Production ETF	1,821	164,637
Market Vectors Gold Miners ETF	624	15,045
Market Vectors Oil Service ETF	3,309	172,465
PowerShares DB Agriculture Fund (I)	2,169	63,487
PowerShares DB Commodity Index Tracking Fund (I)	5,447	143,855
PowerShares DB Energy Fund (I)	3,441	101,681
PowerShares DB Gold Fund (I)	689	29,772
SPDR S&P China ETF	3,200	225,440
SPDR S&P Global Natural Resources ETF	2,820	145,540
SPDR S&P Homebuilders ETF	10,050	311,550
Vanguard Energy ETF	845	114,007
Vanguard FTSE Europe ETF	2,580	156,116
Vanguard Global ex-U.S. Real Estate ETF	323	17,859
Vanguard Health Care ETF	1,950	205,705
Vanguard Industrials ETF	3,350	340,058
Vanguard Information Technology ETF	5,795	525,780
Vanguard Materials ETF	1,236	131,659
Vanguard MSCI EAFE ETF	7,450	312,304
Vanguard REIT ETF	2,904	211,818
WisdomTree International SmallCap Dividend Fund	2,105	135,836

Total investments (Cost $39,014,675)† 97.5%		$41,188,321

Other assets and liabilities, net 2.5%		$1,049,411

Total net assets 100.0%		$42,237,732

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso

ADR American Depositary Receipt

ETF Exchange-Traded Fund

SPDR Standard & Poor’s Depositary Receipt

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

USGG U.S. Generic Government Yield Index

(I) Non-income producing security.

14

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,007,883 or 18.96% of the Fund's net assets as of 4-30-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $39,054,054. Net unrealized appreciation aggregated $2,134,267, of which $2,652,952 related to appreciated investment securities and $518,685 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 4-30-14:

United States	74.3%
United Kingdom	3.9%
France	2.4%
Netherlands	2.3%
Switzerland	2.3%
Luxembourg	1.8%
Japan	1.7%
Germany	1.5%
Cayman Islands	1.4%
Italy	1.0%
Other Countries	7.4%

Total	100.0%

15

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Corporate Bonds	$15,269,364	—	$15,269,364	—
U.S. Government & Agency Obligations	2,428,522	—	2,428,522	—
Foreign Government Obligations	222,761	—	222,761	—
Capital Preferred Securities	217,188	—	217,188	—
Convertible Bonds	296,481	—	296,481	—
Term Loans	1,572,348	—	1,572,348	—
Collateralized Mortgage Obligations	2,029,047	—	2,029,047	—
Asset Backed Securities	279,301	—	279,301	—
Common Stocks	13,011,134	$8,541,787	4,469,347	—
Preferred Securities	655,432	402,950	252,482	—
Investment Companies	5,206,743	5,206,743	—	—

Total Investments in Securities	$41,188,321	$14,151,480	$27,036,841	—
Other Financial Instruments:
Futures	($86,831)	($86,831)	—	—
Forward Foreign Currency Contracts	($1,483)	—	($1,483)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or

16

Diversified Strategies Fund
As of 4-30-14 (Unaudited)

through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended April 30, 2014, the fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets, substitute for securities purchased, and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at April 30, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mini MSCI Emerging Markets Index Futures	23	Short	Jun 2014	($1,076,580)	($1,143,675)	($67,095)
Russell 2000 Mini Index Futures	1	Short	Jun 2014	(118,742)	(112,360)	6,382
S&P 500 Index E-Mini Futures	4	Short	Jun 2014	(371,587)	(375,580)	(3,993)
S&P 500 Index E-Mini Futures	21	Short	Jun 2014	(1,951,396)	(1,971,795)	(20,399)
SPI 200 Index Futures	1	Short	Jun 2014	(125,292)	(127,018)	(1,726)

						($86,831)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.

Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at April 30, 2014.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

GBP	124,179	USD	208,124	JPMorgan Chase Bank N.A.	7/16/2014	$1,417	-	$1,417
MXN	1,827,615	USD	138,898	State Street Bank and Trust Company	7/16/2014	-	($4)	(4)
USD	94,081	AUD	101,822	Barclays Bank PLC Wholesale	7/16/2014	-	(25)	(25)
USD	376,740	CAD	416,405	Toronto Dominion Bank	7/16/2014	-	(2,497)	(2,497)
USD	537,532	JPY	54,968,000	State Street Bank and Trust Company	7/16/2014	-	(374)	(374)

						$1,417	($2,900)	($1,483)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
GBP	Pound Sterling	USD	United States Dollar

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

17

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.

392Q3 4/14
6/14

John Hancock
China Emerging Leaders Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

China Emerging Leaders Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 94.0%		$249,432,084

(Cost $292,130,836)

China 70.0%		185,862,700

Agricultural Bank of China, Ltd., H Shares	9,135,000	3,832,003
Air China, Ltd., H Shares	774,000	441,236
Aluminum Corp. of China, Ltd., H Shares (I)	1,660,000	595,156
Anhui Conch Cement Company, Ltd., H Shares	508,000	1,890,159
Bank of China, Ltd., H Shares	27,265,000	12,048,141
Bank of Communications Company, Ltd., H Shares	3,663,000	2,281,635
BBMG Corp., H Shares	166,500	116,773
Beijing Jingneng Clean Energy Company, Ltd.	260,000	112,411
Biostime International Holdings, Ltd.	76,000	505,552
Byd Company, Ltd., H Shares (I)	214,000	1,157,997
China CITIC Bank Corp., Ltd., H Shares	3,268,000	1,952,172
China Coal Energy Company, Ltd., H Shares	1,682,000	907,003
China Communications Construction Company, Ltd., H Shares	1,884,000	1,228,730
China Construction Bank Corp., H Shares	16,520,000	11,438,001
China COSCO Holdings Company, Ltd., H Shares (I)	986,500	391,262
China Eastern Airlines Corp., Ltd., H Shares (I)	564,000	174,299
China International Marine Containers Group Company, Ltd., H Shares	214,700	427,583
China Life Insurance Company, Ltd., H Shares	3,139,000	8,158,100
China Longyuan Power Group Corp., H Shares	1,145,000	1,177,870
China Mengniu Dairy Company, Ltd.	581,000	2,986,151
China Merchants Bank Company, Ltd., H Shares	1,919,000	3,428,488
China Minsheng Banking Corp., Ltd., H Shares	2,142,500	2,161,593
China Molybdenum Company, Ltd., H Shares	399,000	177,973
China National Building Material Company, Ltd., H Shares	1,208,000	1,141,257
China Oilfield Services, Ltd., H Shares	776,000	1,856,378
China Pacific Insurance Group Company, Ltd., H Shares	1,107,800	3,468,719
China Petroleum & Chemical Corp., H Shares	10,650,000	9,426,998
China Railway Construction Corp., H Shares	813,500	669,815
China Railway Group, Ltd., H Shares	1,561,000	699,149
China Shenhua Energy Company, Ltd., H Shares	1,440,500	3,902,682
China Southern Airlines Company, Ltd., H Shares	138,000	41,210
China Telecom Corp., Ltd., H Shares	5,840,000	2,980,174
Chongqing Rural Commercial Bank, H Shares	649,000	282,893
CITIC Securities Company, Ltd., H Shares	460,000	920,931
CNOOC, Ltd.	7,108,000	11,693,459
Country Garden Holdings Company, Ltd.	1,933,000	775,050
CSR Corp., Ltd., H Shares	818,000	601,856
Datang International Power Generation Company, Ltd., H Shares	1,142,000	424,421
Dongfeng Motor Group Company, Ltd., H Shares	1,154,000	1,539,774
ENN Energy Holdings, Ltd.	318,000	2,218,036
Evergrande Real Estate Group, Ltd.	2,657,000	1,186,877
Fosun International, Ltd.	676,500	819,328
Great Wall Motor Company, Ltd., H Shares	454,000	2,062,431
Guangzhou Automobile Group Company, Ltd., H Shares	968,000	977,220
Guangzhou Pharmaceutical Company, Ltd.	80,000	240,463
Guangzhou R&F Properties Company, Ltd., H Shares	377,600	492,736
Hengan International Group Company, Ltd.	306,000	3,221,916
Hengshi Mining Investments, Ltd. (I)	14,976,000	5,285,011
Huaneng Power International, Inc., H Shares	1,332,000	1,303,877
Huili Resources Group, Ltd. (I)	4,996,000	986,083
Industrial & Commercial Bank of China, Ltd., H Shares	18,534,000	11,050,421
Inner Mongolia Yitai Coal Company, H Shares	2,604,700	3,444,372
Jiangsu Expressway Company, Ltd., H Shares	500,000	561,367

1

China Emerging Leaders Fund
As of 4-30-14 (Unaudited)

	Shares	Value

China (continued)

Jiangxi Copper Company, Ltd., H Shares	588,000	$971,207
Kingsoft Corp., Ltd.	245,000	759,297
Lenovo Group, Ltd.	2,642,000	3,003,875
Longfor Properties Company, Ltd.	572,500	740,837
Metallurgical Corp. of China, Ltd., H Shares (I)	1,099,000	208,653
New China Life Insurance Company, Ltd., H Shares (I)	278,400	819,529
PetroChina Company, Ltd., H Shares	8,836,000	10,172,048
PICC Property & Casualty Company, Ltd., H Shares	1,350,000	1,784,481
Ping An Insurance Group Company, H Shares	795,000	5,890,303
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	700,000	709,232
Shanghai Electric Group Company, Ltd., H Shares	1,148,000	445,807
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	102,000	346,814
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	235,300	431,626
Shenzhou International Group Holdings, Ltd.	226,000	776,813
Sihuan Pharmaceutical Holdings Group, Ltd.	845,000	927,426
Sino-Ocean Land Holdings, Ltd.	69,000	36,301
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,412,000	343,248
Sinopharm Group Company, Ltd., H Shares	409,200	1,075,260
SOHO China, Ltd.	670,500	531,649
Sun Art Retail Group, Ltd.	1,011,000	1,312,578
Tencent Holdings, Ltd.	154,000	9,699,844
Tingyi Cayman Islands Holding Corp.	814,000	2,266,061
Tsingtao Brewery Company, Ltd., H Shares	154,000	1,121,486
Want Want China Holdings, Ltd.	2,496,000	3,910,618
Weichai Power Company, Ltd., H Shares	194,000	676,538
Xiao Nan Guo Restaurants Holdings, Ltd.	17,468,000	2,705,149
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	191,400	208,234
Yanzhou Coal Mining Company, Ltd., H Shares	816,000	611,302
Zijin Mining Group Company, Ltd., H Shares	2,464,000	598,808
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	559,200	375,508
ZTE Corp., H Shares (I)	262,400	536,976

Hong Kong 24.0%		63,569,384

Beijing Enterprises Holdings, Ltd.	245,500	2,128,430
Beijing Enterprises Water Group, Ltd.	1,416,000	896,279
Belle International Holdings, Ltd.	1,918,000	1,999,347
Brilliance China Automotive Holdings, Ltd.	1,280,000	1,961,656
China Everbright International, Ltd.	1,126,000	1,408,276
China Gas Holdings, Ltd.	838,000	1,359,764
China Merchants Holdings International Company, Ltd.	472,000	1,475,004
China Metal Recycling Holdings, Ltd. (I)	14,221,734	0
China Mobile, Ltd.	1,217,000	11,583,983
China Overseas Land & Investment, Ltd.	1,696,000	4,170,622
China Resources Cement Holdings, Ltd.	796,000	552,090
China Resources Enterprises, Ltd.	510,000	1,448,944
China Resources Gas Group, Ltd.	366,000	1,085,681
China Resources Land, Ltd.	854,000	1,760,340
China Resources Power Holdings Company, Ltd.	830,000	2,086,087
China State Construction International Holdings, Ltd.	740,000	1,234,000
China Unicom Hong Kong, Ltd.	2,016,000	3,085,404
China Water Affairs Group, Ltd.	1,992,000	674,150
CITIC Pacific, Ltd.	600,000	1,050,688
COSCO Pacific, Ltd.	450,000	603,993
CSPC Pharmaceutical Group, Ltd.	692,000	572,093
GCL-Poly Energy Holdings, Ltd. (I)	3,837,000	1,152,522
Guangdong Investment, Ltd.	1,074,000	1,169,046
Haier Electronics Group Company, Ltd.	331,000	812,505

2

China Emerging Leaders Fund
As of 4-30-14 (Unaudited)

		Shares	Value

Hong Kong (continued)

Hanergy Solar Group, Ltd. (I)		4,816,000	$697,565
Hao Tian Development Group, Ltd. (I)		8,644,000	134,531
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares		2,744,000	573,267
Kunlun Energy Company, Ltd.		1,352,000	2,109,053
Ming Fung Jewellery Group, Ltd. (I)		29,530,000	362,620
New World China Land, Ltd.		544,000	450,908
Shanghai Industrial Holdings, Ltd.		3,000	9,252
Shimao Property Holdings, Ltd.		476,500	942,387
Silver Base Group Holdings, Ltd. (I)		51,805,000	6,788,276
Sino Biopharmaceutical, Ltd.		1,232,000	965,253
Viva China Holdings, Ltd. (I)		87,176,000	4,733,048
Wison Engineering Services Company, Ltd.		12,000,000	1,532,320

Rights 0.0%			$265

(Cost $0)

Hong Kong 0.0%			265

Fosun International, Ltd. (Expiration Date: 5-13-14; Strike Price: HKD 9.76)		52,767	265

	Yield (%)	Shares	Value

Short-Term Investments 1.6%			$4,295,940

(Cost $4,295,940)

Money Market Funds 1.6%			4,295,940

State Street Institutional Liquid Reserves Fund	0.0749(Y)	4,295,940	4,295,940

Total investments (Cost $296,426,776)† 95.6%			$253,728,289

Other assets and liabilities, net 4.4%			$11,806,823

Total net assets 100.0%			$265,535,112

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

HKD Hong Kong Dollar

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $296,450,891. Net unrealized depreciation aggregated $42,722,602, of which $6,593,201 related to appreciated investment securities and $49,315,803 related to depreciated investment securities.

3

China Emerging Leaders Fund
As of 4-30-14 (Unaudited)

The fund had the following sector composition as a percentage of net assets on 4-30-14:

Financials	30.4%
Energy	17.2%
Consumer Discretionary	9.7%
Telecommunication Services	6.7%
Consumer Staples	6.3%
Information Technology	6.0%
Industrials	5.7%
Materials	5.1%
Utilities	4.7%
Health Care	2.2%
Short-Term Investments & Other	6.0%

Total	100.0%

4

China Emerging Leaders Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market (OTC) are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Common Stocks
China	$185,862,700	—	$185,862,700	—
Hong Kong	63,569,384	—	62,037,064	$1,532,320
Rights
Hong Kong	265	—	265	—
Short-Term Investments	4,295,940	$4,295,940	—	—

Total Investments in Securities	$253,728,289	$4,295,940	$247,900,029	$1,532,320
Other Financial Instruments:
Futures	($81,857)	($81,857)	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

5

China Emerging Leaders Fund
As of 4-30-14 (Unaudited)

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended April 30, 2014, the fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at April 30, 2014.

	Number of		Expiration	Notional	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Basis	Value	Depreciation

H-Shares Index Futures	240	Long	May 2014	$15,114,071	$15,032,214	($81,857)

						($81,857)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock China Emerging Leaders Fund.

394Q3 4/14
6/14

John Hancock
Global Absolute Return Strategies Fund

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 14.1%					$755,832,715

(Cost $703,246,385)

Australia 0.2%					11,200,869

CNOOC Curtis Funding No. 1 Pty, Ltd.	2.750	10/03/20	EUR	790,000	1,125,947
Emeco Pty Ltd. (S)	9.875	03/15/19		1,410,000	1,459,350
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		595,000	636,650
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19		1,600,000	1,768,000
Origin Energy Finance, Ltd.	3.500	10/04/21	EUR	1,100,000	1,624,224
Santos Finance, Ltd. (8.250% to 09/22/2017, then 3 month
EURIBOR + 6.851%)	8.250	09/22/70	EUR	1,010,000	1,592,490
Telstra Corp., Ltd.	2.500	09/15/23	EUR	1,320,000	1,868,579
Westfield Retail Trust 1	3.250	09/11/23	EUR	760,000	1,125,629

Austria 0.1%					5,518,376

JBS Investments GmbH (S)	7.250	04/03/24		1,250,000	1,267,188
Raiffeisen Bank International AG (P)	4.500	02/21/25	EUR	900,000	1,230,897
Raiffeisen Bank International AG	6.000	10/16/23	EUR	600,000	869,137
UniCredit Bank Austria AG	2.625	01/30/18	EUR	1,500,000	2,151,154

Belgium 0.1%					3,828,071

Anheuser-Busch InBev NV	4.000	06/02/21	EUR	700,000	1,118,079
Belfius Bank SA/NV	2.250	09/26/18	EUR	1,900,000	2,709,992

Brazil 0.0%					1,914,464

Vale SA	3.750	01/10/23	EUR	380,000	561,987
Vale SA	4.375	03/24/18	EUR	880,000	1,352,477

Canada 0.1%					7,613,271

Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05/15/21		724,000	743,910
Bombardier Inc (S)	4.750	04/15/19		860,000	875,050
Bombardier, Inc. (S)	7.750	03/15/20		500,000	570,000
Cascades, Inc.	7.875	01/15/20		512,000	546,560
First Quantum Minerals, Ltd. (S)	6.750	02/15/20		618,000	624,180
First Quantum Minerals, Ltd. (S)	7.000	02/15/21		618,000	626,498
Garda World Security Corp. (S)	7.250	11/15/21		870,000	916,763
Great-West Lifeco, Inc.	2.500	04/18/23	EUR	1,220,000	1,708,635
Resolute Forest Products, Inc. (S)	5.875	05/15/23		1,030,000	1,001,675

Cayman Islands 0.2%					9,815,753

Hutchison Whampoa Europe Finance 13, Ltd. (3.750% to
05/10/2018, then 5 Year Euro Swap Rate + 2.941%) (Q)	3.750	05/10/18	EUR	1,030,000	1,425,397
Hutchison Whampoa Finance 09, Ltd.	4.750	11/14/16	EUR	2,150,000	3,261,872
IPIC GMTN, Ltd.	5.875	03/14/21	EUR	2,330,000	3,936,283
UPCB Finance, Ltd.	7.625	01/15/20	EUR	805,000	1,192,201

Czech Republic 0.1%					3,701,317

CEZ A/S	4.500	06/29/20	EUR	860,000	1,377,398
CEZ A/S	4.875	04/16/25	EUR	300,000	497,556
CEZ A/S	5.000	10/19/21	EUR	1,100,000	1,826,363

Denmark 0.3%					13,624,479

Danske Bank A/S	3.875	05/18/16	EUR	380,000	560,213
Danske Bank A/S	3.875	02/28/17	EUR	2,082,000	3,125,991
Danske Bank A/S (3.875% to 10/04/2018, then 5 Year Euro
Swap Rate + 2.625%)	3.875	10/04/23	EUR	1,000,000	1,475,821

1

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Denmark (continued)

Danske Bank A/S (4.100% to 03/16/2015, then 3 month
EURIBOR + 1.810%)	4.100	03/16/18	EUR	1,220,000	$1,722,186
DONG Energy A/S	4.875	12/16/21	EUR	560,000	929,005
DONG Energy A/S (P)	4.875	07/08/13	EUR	1,600,000	2,355,164
DONG Energy A/S	6.500	05/07/19	EUR	660,000	1,136,727
DONG Energy A/S (6.250% to 06/26/2023, then 5 Year Euro
Swap Rate + 4.750%)	6.250	06/26/23	EUR	596,000	924,423
TDC A/S	4.375	02/23/18	EUR	900,000	1,394,949

Finland 0.1%					3,391,098

Pohjola Bank PLC	5.750	02/28/22	EUR	840,000	1,434,378
Teollisuuden Voima OYJ	2.500	03/17/21	EUR	700,000	985,273
Teollisuuden Voima OYJ	4.625	02/04/19	EUR	620,000	971,447

France 1.9%					104,589,453

Alstom SA	4.500	03/18/20	EUR	500,000	792,523
Areva SA	3.250	09/04/20	EUR	1,800,000	2,627,110
Areva SA	4.625	10/05/17	EUR	600,000	922,878
Autoroutes du Sud de la France SA	2.950	01/17/24	EUR	600,000	862,683
Autoroutes du Sud de la France SA	7.375	03/20/19	EUR	550,000	974,039
AXA SA (5.250% to 04/16/2020, then 3 month EURIBOR +
3.050%)	5.250	04/16/40	EUR	650,000	1,016,911
Banque Federative du Credit Mutuel SA	3.000	11/28/23	EUR	400,000	582,254
Banque PSA Finance SA	6.000	07/16/14	EUR	750,000	1,049,949
BNP Paribas SA	2.500	08/23/19	EUR	1,500,000	2,187,506
BNP Paribas SA	2.875	11/27/17	EUR	1,600,000	2,358,716
BNP Paribas SA (P)	2.875	03/20/26	EUR	1,100,000	1,548,457
BNP Paribas SA (4.730% to 04/12/2016, then 3 month
EURIBOR + 1.690%) (Q)	4.730	04/12/16	EUR	300,000	434,934
BPCE SA	2.000	04/24/18	EUR	800,000	1,142,774
BPCE SA	4.500	02/10/22	EUR	1,300,000	2,112,113
BPCE SA	5.150	07/21/24		1,300,000	1,321,258
Carrefour SA	5.250	10/24/18	EUR	500,000	813,005
Casino Guichard Perrachon SA	3.157	08/06/19	EUR	600,000	894,293
Casino Guichard Perrachon SA	3.311	01/25/23	EUR	1,100,000	1,609,759
Casino Guichard Perrachon SA	4.472	04/04/16	EUR	1,300,000	1,929,154
Casino Guichard Perrachon SA	4.726	05/26/21	EUR	300,000	484,191
Christian Dior SA	3.750	09/23/14	EUR	850,000	1,191,688
Christian Dior SA	4.000	05/12/16	EUR	1,100,000	1,607,623
Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/21	EUR	300,000	499,201
CNP Assurances (6.875% to 09/30/2021, then 12 Month
EURIBOR + 4.400%)	6.875	09/30/41	EUR	800,000	1,318,122
Credit Agricole SA	5.971	02/01/18	EUR	1,600,000	2,573,992
Credit Agricole SA (6.500% to 06/23/2021, then 5 Year U.S.
Swap Rate + 5.120%) (Q)	6.500	06/23/21	EUR	1,000,000	1,433,826
Credit Agricole SA (6.637% to 05/31/2017, then 3 month
EURIBOR + 1.232%) (Q)	6.637	05/31/17		800,000	842,400
Credit Logement SA (1.454% to 06/16/2014, then 3 month
EURIBOR + 1.150%) (Q)	1.454	06/16/14	EUR	1,200,000	1,431,744
Electricite de France SA	3.875	01/18/22	EUR	1,300,000	2,045,699
Electricite de France SA	4.625	09/11/24	EUR	450,000	749,318
Electricite de France SA	4.625	04/26/30	EUR	1,500,000	2,510,152
Electricite de France SA (4.125% to 01/22/2022,then 8 Year
Euro Swap Rate + 2.441%) (Q)	4.125	01/22/22	EUR	1,100,000	1,565,549
Eutelsat SA	2.625	01/13/20	EUR	1,900,000	2,734,391

2

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

France (continued)

Eutelsat SA	5.000	01/14/19	EUR	1,300,000	$2,075,685
GDF Suez	3.500	10/18/22	EUR	1,924,000	2,978,040
Kering	2.500	07/15/20	EUR	700,000	1,007,881
Lafarge SA	4.750	09/30/20	EUR	310,000	481,617
Lafarge SA	6.625	11/29/18	EUR	1,350,000	2,163,224
Lafarge SA	8.875	05/27/14	EUR	620,000	864,027
Lagardere SCA	4.125	10/31/17	EUR	1,600,000	2,378,805
Legrand SA	4.375	03/21/18	EUR	900,000	1,398,536
Mercialys SA	4.125	03/26/19	EUR	700,000	1,074,760
Numericable Group SA (S)	4.875	05/15/19		200,000	202,000
Numericable Group SA	5.375	05/15/22	EUR	400,000	575,056
Numericable Group SA	5.625	05/15/24	EUR	250,000	360,281
Numericable Group SA (S)	6.000	05/15/22		850,000	870,188
Numericable Group SA (S)	6.250	05/15/24		1,175,000	1,202,906
Orange SA	3.875	04/09/20	EUR	620,000	964,218
Orange SA	3.875	01/14/21	EUR	2,200,000	3,438,762
Orange SA	8.125	01/28/33	EUR	380,000	829,723
Pernod Ricard SA	2.000	06/22/20	EUR	1,100,000	1,539,514
Pernod Ricard SA	4.875	03/18/16	EUR	1,900,000	2,830,129
Pernod Ricard SA	5.000	03/15/17	EUR	1,300,000	1,998,515
RCI Banque SA	1.750	07/06/16	EUR	940,000	1,323,540
RCI Banque SA	2.250	03/29/21	EUR	1,000,000	1,403,973
RCI Banque SA	4.250	04/27/17	EUR	1,180,000	1,780,624
RCI Banque SA	5.625	03/13/15	EUR	1,456,000	2,100,610
Sanofi	2.500	11/14/23	EUR	1,000,000	1,433,395
Societe Des Autoroutes Paris-Rhin-Rhone	4.875	01/21/19	EUR	400,000	641,420
Societe Des Autoroutes Paris-Rhin-Rhone	5.000	01/12/17	EUR	400,000	612,764
Societe Fonciere Lyonnaise SA	3.500	11/28/17	EUR	200,000	296,407
Societe Fonciere Lyonnaise SA	4.625	05/25/16	EUR	1,500,000	2,221,164
Societe Generale SA	4.000	06/07/23	EUR	1,500,000	2,190,228
Societe Generale SA	4.750	03/02/21	EUR	600,000	986,107
Societe Generale SA (6.750% to 04/07/2021, then 5 Year
U.S. Swap Rate + 5.538%) (Q)	6.750	04/07/21	EUR	1,060,000	1,507,355
Societe Generale SA (8.250% to 11/29/2018, then 5 Year
U.S. Swap Rate + 6.394%) (Q)	8.250	11/29/18		750,000	814,650
Societe Generale SA (9.375% to 09/04/2019, then 3 month
EURIBOR + 8.901%) (Q)	9.375	09/04/19	EUR	300,000	507,770
SPCM SA	5.500	06/15/20	EUR	605,000	906,326
SPCM SA (S)	6.000	01/15/22		1,050,000	1,113,000
Unibail-Rodamco SE	3.875	12/13/17	EUR	1,300,000	1,978,517
Unibail-Rodamco SE	4.625	09/23/16	EUR	145,000	218,944
Veolia Environnement SA	4.625	03/30/27	EUR	400,000	643,196
Veolia Environnement SA	5.125	05/24/22	EUR	54,000	90,723
Veolia Environnement SA	6.750	04/24/19	EUR	1,580,000	2,744,425
Veolia Environnement SA (4.450% to 04/16/2018, then 5
Year Euro Swap Rate + 3.603%) (Q)	4.450	04/16/18	EUR	400,000	567,426
Vinci SA (6.250% to 11/13/2015, then 3 month EURIBOR +
3.750%) (Q)	6.250	11/13/15	EUR	550,000	814,547
Vivendi SA	4.125	07/18/17	EUR	1,500,000	2,290,263

Germany 0.4%					22,282,618

Allianz SE (4.750% to 10/24/2023, then 3 month EURIBOR +
3.600%) (Q)	4.750	10/24/23	EUR	2,600,000	3,865,016
Commerzbank AG	7.750	03/16/21	EUR	1,300,000	2,193,699
Continental AG	3.125	09/09/20	EUR	1,520,000	2,260,278

3

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Germany (continued)

FMC Finance VIII SA	6.500	09/15/18	EUR	575,000	$941,317
Henkel AG & Company KGaA (P)	5.375	11/25/15	EUR	530,000	778,702
KraussMaffei Group GmbH	8.750	12/15/20	EUR	515,000	805,582
Mondi Consumer Packaging International AG	9.750	07/15/17	EUR	280,000	413,708
Muenchener Rueckversicherungs AG (5.767% to
06/12/2017, then 3 month EURIBOR + 2.040%) (Q)	5.767	06/12/17	EUR	200,000	302,442
Muenchener Rueckversicherungs AG (6.250% to
05/26/2022, then 3 month EURIBOR + 4.950%)	6.250	05/26/42	EUR	300,000	508,327
ThyssenKrupp AG	9.250	06/18/14	EUR	2,120,000	2,968,675
Trionista TopCo GmbH	6.875	04/30/21	EUR	575,000	865,788
Unitymedia Hessen GmbH & Company KG	5.750	01/15/23	EUR	350,000	525,025
Unitymedia Hessen GmbH & Company KG	6.250	01/15/29	EUR	1,000,000	1,505,274
Unitymedia Hessen GmbH & Company KG	7.500	03/15/19	EUR	225,000	336,346
Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	200,000	320,123
Unitymedia KabelBW GmbH	9.625	12/01/19	EUR	260,000	391,371
Volkswagen Leasing GmbH	3.250	05/10/18	EUR	2,200,000	3,300,945

Greece 0.0%					434,300

Navios Maritime Holdings, Inc. (S)	7.375	01/15/22		430,000	434,300

Ireland 0.6%					29,906,098

AG Spring Finance II, Ltd.	9.500	06/01/19	EUR	450,000	643,036
AIB Mortgage Bank	2.625	07/29/16	EUR	380,000	544,841
Aquarius + Investments PLC (4.250% to 10/02/2023, then 3
month EURIBOR + 3.450%)	4.250	10/02/43	EUR	1,220,000	1,806,215
Aquarius + Investments PLC (6.375% to 09/01/2019, then 5
Year U.S. Swap Rate + 5.210%)	6.375	09/01/24		360,000	382,140
Ardagh Glass Finance PLC	8.750	02/01/20	EUR	100,000	148,793
Ardagh Packaging Finance PLC (S)	6.250	01/31/19		585,000	609,863
Ardagh Packaging Finance PLC (S)	6.750	01/31/21		630,000	656,775
Ardagh Packaging Finance PLC (S)	7.000	11/15/20		70,588	73,588
Ardagh Packaging Finance PLC	7.375	10/15/17	EUR	400,000	585,988
Ardagh Packaging Finance PLC (S)	9.125	10/15/20		505,000	561,813
Bank of Ireland Mortgage Bank	3.125	11/20/15	EUR	940,000	1,346,779
Bank of Ireland Mortgage Bank	3.625	10/02/20	EUR	1,050,000	1,613,279
Bord Gais Eireann	3.625	12/04/17	EUR	750,000	1,125,455
ESB Finance, Ltd.	6.250	09/11/17	EUR	1,880,000	3,037,999
FGA Capital Ireland PLC	4.000	10/17/18	EUR	1,050,000	1,555,814
FGA Capital Ireland PLC	4.375	09/18/14	EUR	1,200,000	1,685,629
Fly Leasing, Ltd.	6.750	12/15/20		1,125,000	1,177,031
GE Capital European Funding	3.625	06/15/17	EUR	936,000	1,399,514
GE Capital European Funding	4.250	03/01/17	EUR	350,000	530,261
GE Capital European Funding	4.350	11/03/21	EUR	200,000	322,160
GE Capital European Funding	4.625	02/22/27	EUR	950,000	1,588,355
GE Capital European Funding	5.375	01/16/18	EUR	1,070,000	1,717,495
GE Capital European Funding	5.375	01/23/20	EUR	200,000	333,879
GE Capital European Funding	6.000	01/15/19	EUR	1,150,000	1,935,283
Rottapharm, Ltd.	6.125	11/15/19	EUR	675,000	1,006,695
Smurfit Kappa Acquisitions	4.125	01/30/20	EUR	615,000	904,413
Smurfit Kappa Acquisitions	5.125	09/15/18	EUR	100,000	151,915
Swisscom AG	2.000	09/30/20	EUR	1,100,000	1,554,326
Willow No. 2 Ireland PLC	3.375	06/27/22	EUR	600,000	906,764

4

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Israel 0.0%					$1,626,983

Teva Pharmaceutical Finance IV BV	2.875	04/15/19	EUR	1,100,000	1,626,983

Italy 0.6%					30,521,928

Assicurazioni Generali SpA	2.875	01/14/20	EUR	1,800,000	2,612,151
Assicurazioni Generali SpA	5.125	09/16/24	EUR	1,500,000	2,454,547
Assicurazioni Generali SpA (P)	7.750	12/12/42	EUR	500,000	867,960
Astaldi SpA	7.125	12/01/20	EUR	425,000	637,884
Edison SpA	3.875	11/10/17	EUR	1,220,000	1,847,575
Eni SpA	3.250	07/10/23	EUR	426,000	639,924
Eni SpA	3.625	01/29/29	EUR	780,000	1,162,963
Eni SpA	3.750	09/12/25	EUR	1,700,000	2,630,768
Eni SpA	4.000	06/29/20	EUR	700,000	1,101,025
GTECH SpA	5.375	12/05/16	EUR	750,000	1,152,894
Intesa Sanpaolo SpA	3.000	01/28/19	EUR	400,000	583,292
Intesa Sanpaolo SpA	4.000	11/09/17	EUR	100,000	150,483
Intesa Sanpaolo SpA	4.125	01/14/16	EUR	500,000	728,740
Intesa Sanpaolo SpA	4.125	09/19/16	EUR	200,000	296,291
Intesa Sanpaolo SpA	4.375	10/15/19	EUR	200,000	311,244
Intesa Sanpaolo SpA	4.875	07/10/15	EUR	400,000	579,987
Intesa Sanpaolo SpA	5.000	02/28/17	EUR	3,500,000	5,343,723
Intesa Sanpaolo SpA	6.625	09/13/23	EUR	230,000	380,836
Intesa Sanpaolo SpA (3.750% to 03/02/2015, then 3 month
EURIBOR + 0.890%)	3.750	03/02/20	EUR	200,000	275,333
Snam SpA	3.875	03/19/18	EUR	560,000	851,998
Societa Iniziative Autostradali e Servizi SpA	3.375	02/13/24	EUR	830,000	1,198,833
Telecom Italia SpA	7.000	01/20/17	EUR	1,600,000	2,509,526
UniCredit SpA	4.875	03/07/17	EUR	1,450,000	2,203,951

Jamaica 0.0%					1,581,525

Digicel Group, Ltd. (S)	8.250	09/30/20		1,485,000	1,581,525

Jersey, Channel Islands 0.2%					10,486,510

CPUK Finance, Ltd.	11.625	02/28/18	GBP	475,000	904,243
Heathrow Funding, Ltd.	4.125	10/12/16	EUR	1,800,000	2,688,117
Heathrow Funding, Ltd.	4.375	01/25/17	EUR	560,000	846,600
Heathrow Funding, Ltd.	4.600	02/15/18	EUR	1,460,000	2,278,697
Prosecure Funding LP	4.668	06/30/16	EUR	1,500,000	2,183,342
UBS AG (4.500% to 09/16/2014, then 3 month EURIBOR +
1.260%)	4.500	09/16/19	EUR	1,130,000	1,585,511

Luxembourg 0.8%					40,422,119

Altice SA	7.250	05/15/22	EUR	530,000	765,538
Altice SA (S)	7.750	05/15/22		1,105,000	1,151,963
ArcelorMittal	6.000	03/01/21		1,015,000	1,086,050
ArcelorMittal	9.500	02/15/15		380,000	402,800
Bilbao Luxembourg SA, PIK	10.500	12/01/18	EUR	450,000	654,087
Cabot Financial Luxembourg SA	8.375	08/01/20	GBP	100,000	183,107
Cabot Financial Luxembourg SA	10.375	10/01/19	GBP	625,000	1,195,070
CNH Industrial Finance Europe SA	2.750	03/18/19	EUR	1,900,000	2,638,916
CNH Industrial Finance Europe SA	5.250	03/11/15	EUR	1,350,000	1,933,792
CNH Industrial Finance Europe SA	6.250	03/09/18	EUR	1,050,000	1,655,704
Expro Finance Luxembourg SCA (S)	8.500	12/15/16		445,000	465,025
Fiat Finance & Trade SA	6.750	10/14/19	EUR	600,000	951,444
Gazprom OAO	3.755	03/15/17	EUR	3,070,000	4,227,219
Geo Debt Finance SCA	7.500	08/01/18	EUR	100,000	147,561

5

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Luxembourg (continued)

Geo Travel Finance SCA	10.375	05/01/19	EUR	400,000	$599,335
Gestamp Funding Luxembourg SA	5.875	05/31/20	EUR	500,000	740,845
Glencore Finance Europe SA	3.375	09/30/20	EUR	1,650,000	2,445,796
Glencore Finance Europe SA	5.250	03/22/17	EUR	2,150,000	3,306,339
HeidelbergCement Finance Luxembourg SA	6.750	12/15/15	EUR	1,130,000	1,700,674
HeidelbergCement Finance Luxembourg SA	7.500	04/03/20	EUR	150,000	258,044
INEOS Group Holdings SA	5.750	02/15/19	EUR	450,000	641,476
INEOS Group Holdings SA (S)	5.875	02/15/19		520,000	530,400
INEOS Group Holdings SA (S)	6.125	08/15/18		545,000	564,756
Intelsat Jackson Holdings SA	6.625	12/15/22		520,000	534,300
Intelsat Luxembourg SA	7.750	06/01/21		1,722,000	1,795,185
Kleopatra Holdings 1 SCA, PIK	10.250	08/15/17	EUR	422,855	626,246
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	500,000	761,488
Prologis International Funding II SA	2.750	10/23/18	EUR	800,000	1,151,777
Prologis International Funding II SA	2.875	04/04/22	EUR	1,675,000	2,346,816
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		1,467,000	1,569,690
Wind Acquisition Finance SA (S)	6.500	04/30/20		600,000	643,500
Wind Acquisition Finance SA	7.375	02/15/18	EUR	1,610,000	2,356,482
Wind Acquisition Finance SA (S)	7.375	04/23/21		200,000	205,500
Zinc Capital SA	8.875	05/15/18	EUR	125,000	185,194

Marshall Islands 0.0%					2,265,700

Millennium Offshore Services Superholdings LLC (S)	9.500	02/15/18		1,570,000	1,664,200
Navios South American Logistics, Inc. (S)	7.250	05/01/22		600,000	601,500

Mexico 0.1%					6,664,076

America Movil SAB de CV	3.000	07/12/21	EUR	660,000	975,690
America Movil SAB de CV	4.750	06/28/22	EUR	600,000	987,737
America Movil SAB de CV (P)	5.125	09/06/73	EUR	600,000	885,476
Cemex SAB de CV (S)	7.250	01/15/21		375,000	403,125
Petroleos Mexicanos	3.125	11/27/20	EUR	1,160,000	1,668,870
Petroleos Mexicanos	5.500	01/09/17	EUR	1,130,000	1,743,178

Netherlands 1.5%					82,037,034

ABN AMRO Bank NV	6.375	04/27/21	EUR	510,000	848,902
ABN AMRO Bank NV (4.310% to 03/10/2016, then 3 month
EURIBOR + 1.660%) (Q)	4.310	03/10/16	EUR	490,000	689,998
Achmea BV	2.500	11/19/20	EUR	1,760,000	2,503,672
Aegon NV	3.000	07/18/17	EUR	750,000	1,102,945
Alliander NV (3.250% to 11/27/2018,then 5 Year Euro Swap
Rate + 2.295%) (Q)	3.250	11/27/18	EUR	1,000,000	1,420,646
Allianz Finance II BV (5.750% to 07/08/2021, then 3 month
EURIBOR + 2.349%)	5.750	07/08/41	EUR	1,500,000	2,433,932
Bharti Airtel International Netherlands BV	4.000	12/10/18	EUR	1,775,000	2,581,978
British American Tobacco Holdings The Netherlands BV	3.125	03/06/29	EUR	620,000	878,063
Coca-Cola HBC Finance BV	4.250	11/16/16	EUR	238,000	356,291
Conti-Gummi Finance BV	2.500	03/20/17	EUR	450,000	649,582
Deutsche Annington Finance BV	2.125	07/25/16	EUR	1,100,000	1,559,554
Deutsche Annington Finance BV	3.125	07/25/19	EUR	1,700,000	2,502,574
Deutsche Annington Finance BV	3.625	10/08/21	EUR	700,000	1,049,438
Deutsche Telekom International Finance BV	6.625	03/29/18	EUR	513,000	860,201
E.ON International Finance BV	5.750	05/07/20	EUR	810,000	1,382,520
Enel Finance International NV	4.625	06/24/15	EUR	1,175,000	1,700,427
Enel Finance International NV	4.875	03/11/20	EUR	1,540,000	2,487,548
Enel Finance International NV (S)	5.750	10/24/18	EUR	2,750,000	4,509,403

6

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands (continued)

Fresenius Finance BV	3.000	02/01/21	EUR	1,000,000	$1,413,223
Fresenius Finance BV	4.250	04/15/19	EUR	300,000	457,313
Gas Natural Fenosa Finance BV	2.875	03/11/24	EUR	700,000	999,352
Grupo Isolux Corsan Finance BV	6.625	04/15/21	EUR	450,000	627,429
HeidelbergCement Finance BV	8.000	01/31/17	EUR	800,000	1,289,414
HIT Finance BV	5.750	03/09/18	EUR	600,000	968,252
Iberdrola International BV	3.000	01/31/22	EUR	1,200,000	1,767,722
Iberdrola International BV (5.750% to 02/27/2018, then 5
Year Euro Swap Rate + 4.810%) (Q)	5.750	02/27/18	EUR	400,000	598,730
ING Bank NV (P)	3.500	11/21/23	EUR	1,085,000	1,546,669
KBC IFIMA NV	4.500	03/27/17	EUR	2,540,000	3,875,549
Koninklijke KPN NV	6.500	01/15/16	EUR	280,000	424,821
Koninklijke KPN NV	7.500	02/04/19	EUR	878,000	1,539,391
LeasePlan Corp. NV	2.375	04/23/19	EUR	800,000	1,148,723
LeasePlan Corp. NV	2.500	09/19/16	EUR	750,000	1,075,623
Linde Finance BV (7.375% to 07/14/2016, then 3 month
EURIBOR + 4.125%)	7.375	07/14/66	EUR	1,220,000	1,904,316
Petrobras Global Finance BV	2.750	01/15/18	EUR	2,300,000	3,229,194
Playa Resorts Holding BV (S)	8.000	08/15/20		1,785,000	1,927,800
Rabobank Nederland NV	3.500	10/17/18	EUR	2,540,000	3,869,897
Rabobank Nederland NV	4.125	01/14/20	EUR	1,410,000	2,237,588
Rabobank Nederland NV (8.375% to 07/26/2016, then 5
Year Constant Maturity Treasury + 6.425%) (Q)	8.375	07/26/16		850,000	937,125
Repsol International Finance BV	3.625	10/07/21	EUR	1,800,000	2,736,343
Repsol International Finance BV	4.250	02/12/16	EUR	500,000	734,266
RWE Finance BV	6.500	08/10/21	EUR	750,000	1,349,286
SABIC Capital I BV	2.750	11/20/20	EUR	1,120,000	1,615,984
Schaeffler Finance BV	4.250	05/15/18	EUR	100,000	144,401
Schaeffler Finance BV	7.750	02/15/17	EUR	300,000	480,517
Swiss Reinsurance Company (5.252% to 05/25/2016, then 6
month EURIBOR + 2.090%) (Q)	5.252	05/25/16	EUR	1,850,000	2,701,343
Telefonica Europe BV	5.875	02/14/33	EUR	230,000	409,658
TenneT Holding BV (6.655% to 06/01/2017, then 5 Year
Euro Swap Rate + 3.600%) (Q)	6.655	06/01/17	EUR	850,000	1,313,386
Unify Germany Holdings BV	10.750	11/15/15	EUR	92,000	130,189
UPC Holding BV	6.375	09/15/22	EUR	100,000	148,666
UPC Holding BV	8.375	08/15/20	EUR	500,000	760,086
Volkswagen International Finance NV	2.000	03/26/21	EUR	2,160,000	3,045,041
Volkswagen International Finance NV (3.750% to
03/24/2021, then 7 Year U.S. Swap Rate + 2.534%) (Q)	3.750	03/24/21	EUR	1,350,000	1,919,404
Volkswagen International Finance NV (3.875% to
09/04/2018, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875	09/04/18	EUR	1,840,000	2,670,669
Ziggo Bond Company BV	8.000	05/15/18	EUR	350,000	521,990

Norway 0.2%					9,233,541

DNB Bank ASA	4.375	02/24/21	EUR	1,990,000	3,232,612
DNB Bank ASA (3.000% to 09/26/2018, then 5 Year Euro
Swap Rate + 1.770%)	3.000	09/26/23	EUR	1,300,000	1,889,389
SpareBank 1 Sr. Bank ASA	2.125	02/03/20	EUR	700,000	990,057
Statkraft AS	2.500	11/28/22	EUR	380,000	542,697
Statkraft AS	6.625	04/02/19	EUR	1,090,000	1,883,564
Telenor ASA	2.500	05/22/25	EUR	500,000	695,222

South Africa 0.0%					282,499

Edcon Holdings Pty, Ltd.	13.375	06/30/19	EUR	225,000	282,499

7

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Spain 0.6%					$29,927,472

Amadeus Capital Markets SA	4.875	07/15/16	EUR	1,530,000	2,298,399
Banco Bilbao Vizcaya Argentaria SA	3.500	12/05/17	EUR	1,200,000	1,800,575
Banco Santander SA	4.375	03/16/15	EUR	400,000	572,254
Bankia SA	3.500	11/13/14	EUR	850,000	1,194,756
BBVA Senior Finance SAU	2.375	01/22/19	EUR	100,000	142,949
BBVA Senior Finance SAU	3.250	04/23/15	EUR	1,050,000	1,491,037
BBVA Senior Finance SAU	4.375	09/21/15	EUR	500,000	726,596
BBVA Subordinated Capital SAU (P)	3.500	04/11/24	EUR	1,400,000	1,961,747
CaixaBank	3.000	03/22/18	EUR	700,000	1,033,978
Catalunya Banc SA	3.500	03/07/16	EUR	600,000	863,342
Ence Energia y Celulosa SA	7.250	02/15/20	EUR	200,000	297,240
Ferrovial Emisiones SA	3.375	01/30/18	EUR	1,500,000	2,223,324
Gas Natural Capital Markets SA	5.000	02/13/18	EUR	2,000,000	3,159,072
Gas Natural Capital Markets SA	5.625	02/09/17	EUR	400,000	624,433
Gas Natural Capital Markets SA	6.000	01/27/20	EUR	800,000	1,369,429
Iberdrola Finanzas SAU	5.625	05/09/18	EUR	1,300,000	2,114,270
Telefonica Emisiones SAU	3.661	09/18/17	EUR	350,000	525,069
Telefonica Emisiones SAU	4.710	01/20/20	EUR	1,300,000	2,085,392
Telefonica Emisiones SAU	4.750	02/07/17	EUR	300,000	457,330
Telefonica Emisiones SAU	4.967	02/03/16	EUR	1,100,000	1,633,524
Telefonica Emisiones SAU	5.811	09/05/17	EUR	2,100,000	3,352,756

Sweden 0.2%					8,763,944

Atlas Copco AB	2.500	02/28/23	EUR	940,000	1,348,229
Investor AB	3.250	09/17/18	EUR	950,000	1,430,801
NorCell 1B AB, PIK	12.400	12/01/19	EUR	159,300	245,868
Norcell Sweden Holding 2 AB	10.750	09/29/19	EUR	500,000	788,875
Nordea Bank AB	4.000	06/29/20	EUR	810,000	1,280,905
Nordea Bank AB	4.000	03/29/21	EUR	580,000	893,637
Nordea Bank AB (4.625% to 02/15/2017, then 5 Year Euro
Swap Rate + 3.150%)	4.625	02/15/22	EUR	1,130,000	1,699,420
Svenska Handelsbanken AB	4.375	10/20/21	EUR	470,000	768,879
TeliaSonera AB	3.625	02/14/24	EUR	200,000	307,330

Switzerland 0.0%					2,356,042

Credit Suisse Group AG (7.500% to 12/11/2023, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23		230,000	249,838
UBS AG (P)	4.750	02/12/26	EUR	1,450,000	2,106,204

United Arab Emirates 0.0%					926,426

Glencore Finance Dubai, Ltd.	1.750	05/19/16	EUR	660,000	926,426

United Kingdom 1.6%					85,142,134

Abbey National Treasury Services PLC	1.750	01/15/18	EUR	280,000	395,872
Abbey National Treasury Services PLC	2.000	01/14/19	EUR	1,000,000	1,422,452
Abbey National Treasury Services PLC	2.625	07/16/20	EUR	940,000	1,365,287
Abbey National Treasury Services PLC	3.375	10/20/15	EUR	765,000	1,102,047
Arqiva Broadcast Finance PLC	9.500	03/31/20	GBP	1,280,000	2,474,518
Avis Budget Finance PLC	6.000	03/01/21	EUR	475,000	696,066
Aviva PLC (5.700% to 09/29/2015, then 3 month EURIBOR +
2.350%) (Q)	5.700	09/29/15	EUR	320,000	460,880
Aviva PLC (6.125% to 07/05/2023, then 5 Year Euro Swap
Rate + 5.130%)	6.125	07/05/43	EUR	1,910,000	3,110,246
Bakkavor Finance 2 PLC	8.250	02/15/18	GBP	380,000	683,295
Barclays Bank PLC	6.625	03/30/22	EUR	280,000	480,336

8

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Barclays Bank PLC	7.625	11/21/22		3,069,000	$3,485,233
Barclays Bank PLC	10.000	05/21/21	GBP	210,000	468,479
BAT International Finance PLC	3.625	11/09/21	EUR	960,000	1,483,607
Brambles Finance PLC	4.625	04/20/18	EUR	430,000	669,221
Care UK Health & Social Care PLC	9.750	08/01/17	GBP	545,000	977,229
CEVA Group PLC (S)	7.000	03/01/21		800,000	823,000
CEVA Group PLC (S)	9.000	09/01/21		350,000	360,500
Coventry Building Society	2.250	12/04/17	EUR	1,880,000	2,699,191
Coventry Building Society	2.500	11/18/20	EUR	800,000	1,137,840
Experian Finance PLC	4.750	02/04/20	EUR	940,000	1,510,950
FCE Bank PLC	1.875	04/18/19	EUR	1,000,000	1,398,459
FCE Bank PLC	2.875	10/03/17	EUR	470,000	685,585
FCE Bank PLC	4.750	01/19/15	EUR	1,090,000	1,554,489
G4S International Finance PLC	2.625	12/06/18	EUR	400,000	572,627
G4S International Finance PLC	2.875	05/02/17	EUR	1,281,000	1,844,600
Gala Electric Casinos PLC	11.500	06/01/19	GBP	275,000	501,882
Grainger PLC	5.000	12/16/20	GBP	525,000	925,873
Hammerson PLC	2.750	09/26/19	EUR	1,320,000	1,924,610
Hammerson PLC	4.875	06/19/15	EUR	1,240,000	1,796,120
HBOS PLC	4.875	03/20/15	EUR	260,000	371,661
HBOS PLC (4.375% to 10/30/2014, then 3 month EURIBOR
+ 1.36%)	4.375	10/30/19	EUR	215,000	299,891
Heathrow Finance PLC	5.375	09/01/19	GBP	625,000	1,110,122
HSBC Holdings PLC (3.375% to 01/10/2019, then 5 Year
Euro Swap Rate + 1.950%)	3.375	01/10/24	EUR	380,000	551,411
Imperial Tobacco Finance PLC	2.250	02/26/21	EUR	1,100,000	1,538,812
Imperial Tobacco Finance PLC	3.375	02/26/26	EUR	1,100,000	1,574,003
Imperial Tobacco Finance PLC	5.000	12/02/19	EUR	1,620,000	2,628,503
Imperial Tobacco Finance PLC	8.375	02/17/16	EUR	1,025,000	1,610,879
Jaguar Land Rover Automotive PLC	5.000	02/15/22	GBP	375,000	645,813
Jaguar Land Rover Automotive PLC (S)	5.625	02/01/23		150,000	156,563
Jaguar Land Rover Automotive PLC	8.250	03/15/20	GBP	225,000	428,865
LBG Capital No.2 PLC	15.000	12/21/19	EUR	560,000	1,185,188
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%)	4.000	06/08/25	EUR	810,000	1,143,873
Lloyds Bank PLC	6.375	06/17/16	EUR	519,000	805,504
Lloyds Bank PLC	6.500	03/24/20	EUR	1,920,000	3,211,700
Lloyds Bank PLC (10.375% to 02/12/2019, then 5 Year Euro
Swap Rate + 8.500%)	10.375	02/12/24	EUR	280,000	499,168
Matalan Finance PLC	9.625	03/31/17	GBP	225,000	382,739
Mondi Finance PLC	3.375	09/28/20	EUR	1,050,000	1,543,775
Mondi Finance PLC	5.750	04/03/17	EUR	710,000	1,105,492
Motability Operations Group PLC	3.250	11/30/18	EUR	630,000	948,664
National Grid PLC	5.000	07/02/18	EUR	575,000	918,779
Nationwide Building Society	6.750	07/22/20	EUR	1,600,000	2,694,343
New Look Bondco I PLC	8.750	05/14/18	GBP	650,000	1,179,769
NGG Finance PLC (4.250% to 06/18/2020, then 7 Year Euro
Swap Rate + 2.880%)	4.250	06/18/76	EUR	1,960,000	2,838,415
Pennon Group PLC (6.750% to 03/08/2018, then 3 month
LIBOR + 10.745%) (Q)	6.750	03/08/18	GBP	425,000	764,212
Phones4u Finance PLC	9.500	04/01/18	GBP	100,000	176,252
Phosphorus Holdco PLC, PIK	10.000	04/01/19	GBP	400,000	612,889
Premier Foods PLC	6.500	03/15/21	GBP	175,000	302,886
Rolls-Royce PLC	2.125	06/18/21	EUR	900,000	1,276,244

9

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

SSE PLC (5.025% to 10/01/2015, then 5 Year Euro Swap
Rate + 3.150%) (Q)	5.025	10/01/15	EUR	1,030,000	$1,479,555
SSE PLC (5.625% to 10/01/2017, then 5 Year Euro Swap
Rate + 4.620%) (Q)	5.625	10/01/17	EUR	560,000	841,943
Stagecoach Group PLC	5.750	12/16/16	GBP	200,000	368,519
The Royal Bank of Scotland PLC (P)	4.625	09/22/21	EUR	400,000	563,946
The Royal Bank of Scotland PLC	4.875	01/20/17	EUR	750,000	1,142,336
The Royal Bank of Scotland PLC	5.375	09/30/19	EUR	1,364,000	2,234,056
The Royal Bank of Scotland PLC	5.500	03/23/20	EUR	600,000	995,876
The Royal Bank of Scotland PLC	6.934	04/09/18	EUR	916,000	1,457,057
Thomas Cook Group PLC	7.750	06/22/17	GBP	475,000	888,203
Tullow Oil PLC (S)	6.000	11/01/20		785,000	800,700
UBS AG	6.000	04/18/18	EUR	710,000	1,169,561
Virgin Media Finance PLC	8.875	10/15/19	GBP	100,000	180,662
Virgin Media Secured Finance PLC	6.000	04/15/21	GBP	650,000	1,152,332
Voyage Care Bondco PLC	6.500	08/01/18	GBP	260,000	457,641
Yorkshire Building Society	2.125	03/18/19	EUR	1,350,000	1,892,838

United States 4.2%					225,774,615

Advanced Micro Devices, Inc.	7.500	08/15/22		1,460,000	1,518,400
Affinia Group, Inc.	7.750	05/01/21		635,000	679,450
Aleris International, Inc.	7.625	02/15/18		250,000	255,000
Aleris International, Inc.	7.875	11/01/20		793,000	798,948
AMC Entertainment, Inc. (S)	5.875	02/15/22		600,000	613,500
AMC Entertainment, Inc.	9.750	12/01/20		1,510,000	1,736,500
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01/15/21		825,104	845,732
American Axle & Manufacturing, Inc.	7.750	11/15/19		289,000	331,628
American International Group, Inc.	5.000	06/26/17	EUR	1,400,000	2,161,010
American International Group, Inc.	6.797	11/15/17	EUR	1,110,000	1,823,332
American International Group, Inc. (4.875% to 03/15/2017,
then 3 month EURIBOR + 1.730%)	4.875	03/15/67	EUR	300,000	427,650
Amgen, Inc.	4.375	12/05/18	EUR	1,030,000	1,623,344
Approach Resources, Inc.	7.000	06/15/21		1,430,000	1,483,625
APX Group, Inc.	6.375	12/01/19		695,000	707,163
APX Group, Inc.	8.750	12/01/20		1,418,000	1,446,360
AT&T, Inc.	2.500	03/15/23	EUR	750,000	1,063,191
AT&T, Inc.	2.650	12/17/21	EUR	1,300,000	1,894,273
AT&T, Inc.	3.550	12/17/32	EUR	280,000	403,041
Atlas Pipeline Partners LP	6.625	10/01/20		620,000	657,200
Atwood Oceanics, Inc.	6.500	02/01/20		373,000	397,245
Avis Budget Car Rental LLC	5.500	04/01/23		958,000	967,580
Bank of America Corp. (P)	1.155	03/28/18	EUR	1,150,000	1,559,554
Bank of America Corp.	2.500	07/27/20	EUR	940,000	1,358,245
Bank of America Corp.	4.750	04/03/17	EUR	1,800,000	2,758,918
Bank of America Corp.	7.000	06/15/16	EUR	1,600,000	2,500,900
Basic Energy Services, Inc.	7.750	10/15/22		835,000	915,369
BI-LO LLC, PIK (S)	8.625	09/15/18		1,613,000	1,647,276
Biomet, Inc.	6.500	08/01/20		629,000	687,969
Biomet, Inc.	6.500	10/01/20		450,000	490,500
BlueLine Rental Finance Corp. (S)	7.000	02/01/19		698,000	746,860
BOE Intermediate Holding Corp., PIK (S)	9.000	11/01/17		893,902	938,597
BOE Merger Corp., PIK (S)	9.500	11/01/17		847,000	891,468
Cablevision Systems Corp.	5.875	09/15/22		635,000	642,938
Cablevision Systems Corp.	8.625	09/15/17		1,350,000	1,589,625
Caesars Entertainment Operating Company, Inc.	9.000	02/15/20		1,400,000	1,221,500

10

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Casella Waste Systems, Inc.	7.750	02/15/19		1,400,000	$1,466,500
CCM Merger, Inc. (S)	9.125	05/01/19		2,281,000	2,446,373
CCO Holdings LLC	5.250	09/30/22		500,000	500,000
CCO Holdings LLC	5.750	01/15/24		760,000	766,650
CDW LLC	8.500	04/01/19		1,065,000	1,164,844
CenturyLink, Inc.	5.625	04/01/20		2,035,000	2,139,294
Cequel Communications Escrow I LLC (S)	6.375	09/15/20		1,710,000	1,791,225
Cequel Communications Holdings I LLC (S)	5.125	12/15/21		540,000	526,500
Chaparral Energy, Inc.	8.250	09/01/21		825,000	901,313
Chassix Holdings, Inc., PIK (S)	10.000	12/15/18		406,000	420,210
Chassix, Inc. (S)	9.250	08/01/18		1,027,000	1,113,011
Chesapeake Energy Corp.	6.875	11/15/20		1,515,000	1,719,525
Chesapeake Energy Corp.	7.250	12/15/18		740,000	860,250
Chesapeake Oilfield Operating LLC	6.625	11/15/19		125,000	130,313
Chrysler Group LLC (S)	8.250	06/15/21		1,750,000	1,966,563
Chrysler Group LLC	8.250	06/15/21		1,500,000	1,685,625
Citigroup, Inc. (P)	1.558	11/30/17	EUR	560,000	770,778
Citigroup, Inc. (P)	1.686	02/10/19	EUR	1,350,000	1,850,934
Citigroup, Inc.	4.000	11/26/15	EUR	670,000	976,846
Citigroup, Inc.	5.000	08/02/19	EUR	120,000	194,995
Citigroup, Inc.	7.375	09/04/19	EUR	2,900,000	5,183,717
Claire's Stores, Inc. (S)	9.000	03/15/19		1,050,000	1,092,000
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20		1,120,000	1,206,800
Cloud Peak Energy Resources LLC	6.375	03/15/24		1,225,000	1,274,000
Colt Defense LLC	8.750	11/15/17		592,000	526,880
Community Health Systems, Inc. (S)	5.125	08/01/21		700,000	714,000
Community Health Systems, Inc. (S)	6.875	02/01/22		1,853,000	1,920,171
Continental Resources, Inc.	4.500	04/15/23		450,000	472,698
Crestwood Midstream Partners LP (S)	6.125	03/01/22		1,120,000	1,170,400
Crown Americas LLC	6.250	02/01/21		100,000	108,250
Diamondback Energy, Inc. (S)	7.625	10/01/21		1,222,000	1,322,828
DIRECTV Holdings LLC	2.750	05/19/23	EUR	1,130,000	1,551,794
DISH DBS Corp.	5.125	05/01/20		620,000	651,000
DISH DBS Corp.	6.750	06/01/21		875,000	988,750
DJO Finance LLC	7.750	04/15/18		500,000	525,000
DJO Finance LLC	9.875	04/15/18		700,000	763,000
DR Horton, Inc.	4.375	09/15/22		1,010,000	996,113
Eagle Midco, Inc. (S)	9.000	06/15/18		690,000	721,913
El Paso Corp.	7.750	01/15/32		850,000	917,622
Endo Pharmaceuticals Holdings, Inc.	7.000	12/15/20		1,500,000	1,612,500
Energy Future Intermediate Holding Company LLC (H)	10.000	12/01/20		1,255,000	1,328,731
Energy XXI Gulf Coast, Inc. (S)	7.500	12/15/21		1,938,000	2,049,435
Ferrellgas LP (S)	6.750	01/15/22		1,275,000	1,341,938
Freescale Semiconductor, Inc.	10.750	08/01/20		1,137,000	1,307,550
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07/31/19		954,000	1,037,475
Frontier Communications Corp.	7.625	04/15/24		805,000	835,188
Frontier Communications Corp.	8.125	10/01/18		560,000	651,700
FTS International, Inc. (S)	6.250	05/01/22		1,250,000	1,265,625
General Motors Company (S)	6.250	10/02/43		730,000	799,350
GenOn Americas Generation LLC	8.500	10/01/21		805,000	819,088
GenOn Energy, Inc.	9.500	10/15/18		2,520,000	2,664,900
Golden Nugget Escrow, Inc. (S)	8.500	12/01/21		1,583,000	1,626,533
Goodrich Petroleum Corp.	8.875	03/15/19		2,891,000	3,028,323
Greektown Holdings LLC (S)	8.875	03/15/19		1,370,000	1,411,100

11

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Halcon Resources Corp.	8.875	05/15/21		1,515,000	$1,569,919
Halcon Resources Corp.	9.750	07/15/20		645,000	690,150
Harland Clarke Holdings Corp. (S)	9.250	03/01/21		1,040,000	1,040,000
HCA Holdings, Inc.	7.750	05/15/21		380,000	417,525
HCA, Inc.	7.250	09/15/20		825,000	889,969
HCA, Inc.	7.500	11/15/95		1,960,000	1,715,000
Hexion US Finance Corp.	6.625	04/15/20		1,181,000	1,226,764
Hexion US Finance Corp.	8.875	02/01/18		425,000	442,531
Hiland Partners LP (S)	7.250	10/01/20		2,010,000	2,190,900
HSBC Finance Corp.	3.750	11/04/15	EUR	1,320,000	1,912,878
Infor Software Parent LLC, PIK (S)	7.125	05/01/21		680,000	683,400
Infor US, Inc.	10.000	04/01/19	EUR	1,420,000	2,235,991
Innovation Ventures LLC (S)	9.500	08/15/19		460,000	431,250
Interface Security Systems Holdings, Inc. (S)	9.250	01/15/18		1,170,000	1,193,400
JPMorgan Chase & Company	2.625	04/23/21	EUR	2,350,000	3,426,515
JPMorgan Chase & Company (4.375% to 11/12/2014, then 3
month EURIBOR + 1.500%)	4.375	11/12/19	EUR	750,000	1,056,900
Jurassic Holdings III, Inc. (S)	6.875	02/15/21		700,000	724,500
Kinetic Concepts, Inc.	10.500	11/01/18		406,000	463,855
Laredo Petroleum, Inc.	7.375	05/01/22		215,000	237,038
Laureate Education, Inc. (S)	9.250	09/01/19		1,995,000	2,104,725
Level 3 Communications, Inc.	8.875	06/01/19		910,000	998,725
Level 3 Financing, Inc.	8.625	07/15/20		2,095,000	2,346,400
Libbey Glass, Inc.	6.875	05/15/20		98,000	101,009
Linn Energy LLC	8.625	04/15/20		264,000	284,790
McGraw-Hill Global Education Holdings LLC (S)	10.000	04/01/21		1,040,000	1,190,800
Mcron Finance Sub LLC (S)	8.375	05/15/19		736,000	811,440
MetroPCS Wireless, Inc.	6.625	11/15/20		850,000	907,375
Michael Foods, Inc.	9.750	07/15/18		690,000	733,125
Midstates Petroleum Company, Inc.	9.250	06/01/21		312,000	319,020
Midstates Petroleum Company, Inc.	10.750	10/01/20		962,000	1,037,758
Milacron LLC (S)	7.750	02/15/21		995,000	1,089,525
Morgan Stanley	4.500	02/23/16	EUR	2,250,000	3,319,142
Morgan Stanley	5.375	08/10/20	EUR	200,000	332,485
Morgan Stanley	5.500	10/02/17	EUR	1,240,000	1,959,426
New Academy Finance Company LLC, PIK (S)	8.000	06/15/18		425,000	435,629
Novelis, Inc.	8.750	12/15/20		780,000	869,700
NPC International, Inc.	10.500	01/15/20		880,000	1,005,400
NRG Energy, Inc. (S)	6.250	07/15/22		215,000	222,256
NRG Energy, Inc.	8.250	09/01/20		1,110,000	1,225,163
Oasis Petroleum, Inc. (S)	6.875	03/15/22		700,000	759,500
Par Pharmaceutical Companies, Inc.	7.375	10/15/20		275,000	298,375
Parsley Energy LLC (S)	7.500	02/15/22		1,865,000	1,948,925
Petroleos Mexicanos	6.375	08/05/16	EUR	973,000	1,504,777
Pfizer, Inc.	5.750	06/03/21	EUR	1,200,000	2,093,760
Philip Morris International, Inc.	1.875	03/03/21	EUR	900,000	1,255,819
Philip Morris International, Inc.	2.750	03/19/25	EUR	850,000	1,202,429
Philip Morris International, Inc.	3.125	06/03/33	EUR	380,000	529,080
Pittsburgh Glass Works LLC (S)	8.000	11/15/18		890,000	970,100
PNK Finance Corp. (S)	6.375	08/01/21		978,000	1,026,900
ProLogis LP	3.000	01/18/22	EUR	1,600,000	2,309,926
Prologis LP	3.375	02/20/24	EUR	1,400,000	2,043,113
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19		479,000	520,913
Quad/Graphics, Inc. (S)	7.000	05/01/22		1,290,000	1,290,000
Radio One, Inc. (S)	9.250	02/15/20		790,000	840,363

12

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Rain CII Carbon LLC (S)	8.250	01/15/21		625,000	$650,000
Rain CII Carbon LLC	8.500	01/15/21	EUR	625,000	893,280
Reynolds Group Issuer, Inc.	7.875	08/15/19		568,000	623,380
Rite Aid Corp.	8.000	08/15/20		1,840,000	2,033,200
Sabine Pass Liquefaction LLC	5.625	02/01/21		1,595,000	1,646,838
Sealed Air Corp. (S)	6.500	12/01/20		1,094,000	1,208,870
Service Corp. International (S)	5.375	05/15/24		830,000	836,225
Simmons Foods, Inc. (S)	10.500	11/01/17		2,061,000	2,225,880
Sinclair Television Group, Inc.	6.125	10/01/22		860,000	878,275
Sophia Holding Finance LP, PIK (S)	9.625	12/01/18		1,010,000	1,052,925
Sprint Capital Corp.	6.875	11/15/28		1,177,000	1,162,288
Sprint Communications, Inc.	6.000	11/15/22		2,361,000	2,375,756
Sprint Communications, Inc.	7.000	08/15/20		400,000	435,000
Sprint Corp. (S)	7.125	06/15/24		275,000	288,750
Sprint Corp. (S)	7.250	09/15/21		1,300,000	1,417,000
Station Casinos LLC	7.500	03/01/21		741,000	792,870
Summit Materials LLC	10.500	01/31/20		965,000	1,083,213
T-Mobile USA, Inc.	6.125	01/15/22		860,000	904,075
Tenet Healthcare Corp.	4.500	04/01/21		913,000	886,067
Tenet Healthcare Corp.	6.250	11/01/18		520,000	572,260
Tenet Healthcare Corp.	6.750	02/01/20		711,000	746,550
Tenet Healthcare Corp.	8.000	08/01/20		378,000	411,075
The Procter & Gamble Company	2.000	11/05/21	EUR	500,000	707,672
The Procter & Gamble Company	4.875	05/11/27	EUR	300,000	524,547
Toll Brothers Finance Corp.	5.625	01/15/24		167,000	172,845
Toll Brothers Finance Corp.	5.875	02/15/22		817,000	876,233
Tops Holding II Corp.	8.750	06/15/18		519,000	539,760
Townsquare Radio LLC (S)	9.000	04/01/19		860,000	948,150
TransUnion Holding Company, Inc.	8.125	06/15/18		1,170,000	1,222,650
TransUnion Holding Company, Inc.	9.625	06/15/18		389,000	409,909
Tronox Finance LLC	6.375	08/15/20		655,000	668,100
UAL 2007-1 Pass Through Trust	6.636	07/02/22		1,654,423	1,813,662
United Rentals North America, Inc.	5.750	07/15/18		840,000	898,800
United Rentals North America, Inc.	7.625	04/15/22		469,000	527,625
Univision Communications, Inc. (S)	6.750	09/15/22		434,000	477,400
Univision Communications, Inc. (S)	7.875	11/01/20		520,000	571,350
US Airways 2011-1 Class A Pass Through Trust	7.125	10/22/23		1,870,382	2,169,643
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/21		1,420,000	1,522,950
Vander Intermediate Holding II Corp., PIK (S)	9.750	02/01/19		1,590,000	1,677,450
Vector Group, Ltd.	7.750	02/15/21		1,335,000	1,428,450
Vector Group, Ltd. (S)	7.750	02/15/21		295,000	315,650
Verizon Communications, Inc.	2.375	02/17/22	EUR	1,300,000	1,847,348
Verizon Communications, Inc.	3.250	02/17/26	EUR	1,300,000	1,900,748
Visant Corp.	10.000	10/01/17		1,210,000	1,137,400
Wachovia Corp.	4.375	11/27/18	EUR	1,500,000	2,325,336
Wal-Mart Stores, Inc.	4.875	09/21/29	EUR	200,000	350,320
Walter Energy, Inc. (S)	9.500	10/15/19		780,000	793,650
Waterjet Holdings, Inc. (S)	7.625	02/01/20		1,057,000	1,125,705
Wells Fargo & Company	2.250	09/03/20	EUR	2,150,000	3,087,250
Wells Fargo & Company	2.625	08/16/22	EUR	400,000	580,512
Windstream Corp.	6.375	08/01/23		970,000	943,325
Windstream Corp.	7.750	10/01/21		1,467,000	1,588,028

13

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Capital Preferred Securities 0.0%					$1,726,366

(Cost $1,494,481)

United States 0.0%					1,726,366

GE Capital Trust IV (4.625% to 09/15/2016, then month
EURIBOR +1.600%) (S)	4.625	09/15/66	EUR	1,195,000	1,726,366

Foreign Government Obligations 4.7%					$248,508,322

(Cost $258,554,040)

Germany 0.0%					613,748

Federal Republic of Germany
Bond	4.750	07/04/40	EUR	300,000	613,748

Mexico 4.6%					244,559,719

Government of Mexico
Bond	6.500	06/10/21	MXN	770,674,800	61,449,280
Bond	7.500	06/03/27	MXN	737,230,200	61,105,566
Bond	8.500	05/31/29	MXN	692,307,700	61,423,308
Bond	10.000	12/05/24	MXN	614,901,400	60,581,565

Spain 0.1%					3,334,855

Kingdom of Spain
Bond	5.400	01/31/23	EUR	1,000,000	1,663,030
Bond	5.500	04/30/21	EUR	1,000,000	1,671,825

				Shares	Value

Common Stocks 35.7%					$1,912,103,038

(Cost $1,726,987,654)

Australia 0.5%					28,832,916

Federation Centres, Ltd.				1,192,291	2,767,642
Fortescue Metals Group, Ltd.				840,000	3,973,145
Mirvac Group				3,324,890	5,425,722
Oil Search, Ltd.				1,012,978	8,392,539
Santos, Ltd.				645,319	8,273,868

Austria 0.2%					8,982,798

Oesterreichische Post AG				175,763	8,982,798

Belgium 0.5%					26,950,537

Anheuser-Busch InBev NV				94,554	10,305,993
KBC Groep NV				97,443	5,946,251
UCB SA				101,421	8,319,219
Umicore SA				48,534	2,379,074

Bermuda 0.2%					10,054,491

Lazard, Ltd., Class A				213,698	10,054,491

Brazil 0.3%					18,243,600

Vale SA, ADR				1,380,000	18,243,600

Canada 0.7%					38,275,910

Africa Oil Corp. (I)				479,383	3,669,703
Alimentation Couche Tard, Inc., Class B				550,515	15,515,176

14

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Canada (continued)

Element Financial Corp. (I)	441,331	$5,286,872
First Quantum Minerals, Ltd.	515,882	10,274,809
Teck Resources, Ltd., Class B	155,000	3,529,350

China 1.8%		97,015,969

500.com, Ltd., Class A, ADR (I)	14,569	461,837
51job, Inc., ADR (I)	77,972	5,258,432
AAC Technologies Holdings, Inc.	106,000	593,529
Agricultural Bank of China, Ltd., H Shares	3,201,000	1,342,774
Anhui Conch Cement Company, Ltd., H Shares	530,500	1,973,876
Baidu, Inc., ADR (I)	12,583	1,935,895
Bank of China, Ltd., H Shares	8,752,000	3,867,425
Bank of Communications Company, Ltd., H Shares	651,000	405,499
China Construction Bank Corp., H Shares	10,178,000	7,046,972
China Life Insurance Company, Ltd., H Shares	944,000	2,453,408
China Longyuan Power Group Corp., H Shares	416,000	427,942
China Mengniu Dairy Company, Ltd.	2,532,000	13,013,656
China Merchants Bank Company, Ltd., H Shares	1,471,564	2,629,098
China Oilfield Services, Ltd., H Shares	438,000	1,047,801
China Pacific Insurance Group Company, Ltd., H Shares	287,600	900,527
China Petroleum & Chemical Corp., H Shares	6,390,400	5,656,553
China Shenhua Energy Company, Ltd., H Shares	301,000	815,486
China Telecom Corp., Ltd., H Shares	2,024,000	1,032,855
CNOOC, Ltd.	1,680,000	2,763,789
Great Wall Motor Company, Ltd., H Shares	160,500	729,119
Hengan International Group Company, Ltd.	319,500	3,364,059
Huaneng Power International, Inc., H Shares	1,080,000	1,057,197
Industrial & Commercial Bank of China, Ltd., H Shares	12,514,000	7,461,151
Jiangxi Copper Company, Ltd., H Shares	255,000	421,187
Lenovo Group, Ltd.	990,000	1,125,600
Minth Group, Ltd.	290,000	456,983
New Oriental Education & Technology Group, ADR	142,800	3,455,760
Perfect World Company, Ltd.	59,900	1,114,140
PetroChina Company, Ltd., H Shares	2,602,000	2,995,435
Ping An Insurance Group Company, H Shares	341,000	2,526,532
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	6,196,000	6,277,716
Sihuan Pharmaceutical Holdings Group, Ltd.	460,000	504,871
Tencent Holdings, Ltd.	131,000	8,251,166
Tingyi Cayman Islands Holding Corp.	238,000	662,559
Vipshop Holdings, Ltd., ADR (I)	5,167	724,362
Want Want China Holdings, Ltd.	788,000	1,234,602
Zhuzhou CSR Times Electric Company, Ltd., H Shares	350,500	1,026,176

Denmark 0.9%		48,244,338

Coloplast A/S	130,344	10,947,978
Danske Bank A/S	748,766	21,185,000
ISS A/S (I)	67,898	2,363,810
Novo Nordisk A/S, Class B	302,903	13,747,550

Finland 0.8%		42,121,327

Nokia OYJ (I)	1,345,429	10,073,994
Sampo OYJ, Class A	251,336	12,491,288
Wartsila OYJ Abp	350,310	19,556,045

France 2.9%		156,859,933

Airbus Group NV	139,198	9,568,486
AXA SA	274,848	7,172,436

15

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

France (continued)

BNP Paribas SA	294,130	$22,102,241
Carrefour SA	350,701	13,670,690
Cie de Saint-Gobain	93,137	5,706,080
Edenred	206,562	6,981,549
GDF Suez	173,279	4,367,224
Ingenico SA	84,418	7,366,428
Klepierre	143,678	6,592,076
L'Oreal SA	16,751	2,886,953
Publicis Groupe SA	49,952	4,273,358
Renault SA	36,786	3,596,562
Rexel SA	190,721	4,815,110
Sanofi	84,865	9,158,617
SCOR SE	70,027	2,562,481
Societe BIC SA	39,571	5,249,998
Societe Generale SA	10,830	673,120
Total SA	431,778	30,891,193
Unibail-Rodamco SE	34,137	9,225,331

Germany 0.8%		44,430,178

adidas AG	79,574	8,506,595
Bilfinger SE	19,758	2,355,654
Daimler AG	137,837	12,832,504
Deutsche Post AG	336,502	12,697,212
Deutsche Wohnen AG (I)	97,096	2,034,062
Symrise AG	118,855	6,004,151

Hong Kong 0.7%		36,857,191

AIA Group, Ltd.	450,600	2,191,535
Belle International Holdings, Ltd.	773,000	805,785
BOC Hong Kong Holdings, Ltd.	1,499,500	4,438,555
Cheung Kong Holdings, Ltd.	164,000	2,796,444
China Merchants Holdings International Company, Ltd.	336,000	1,050,002
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Mobile, Ltd.	794,500	7,562,427
China Overseas Land & Investment, Ltd.	1,004,000	2,468,930
China Resources Land, Ltd.	994,000	2,048,920
China Resources Power Holdings Company, Ltd.	284,000	713,794
China State Construction International Holdings, Ltd.	810,000	1,350,730
China Unicom Hong Kong, Ltd.	754,000	1,153,965
Galaxy Entertainment Group, Ltd. (I)	394,000	3,112,859
Hong Kong Land Holdings, Ltd.	796,000	5,578,781
Shanghai Industrial Holdings, Ltd.	161,000	496,534
Sun Hung Kai Properties, Ltd.	86,000	1,087,930

Ireland 0.5%		23,981,468

Paddy Power PLC	49,227	3,798,196
Ryanair Holdings PLC (I)	651,389	6,176,860
Ryanair Holdings PLC, ADR (I)	261,900	14,006,412

Italy 0.5%		25,873,503

Eni SpA	385,000	9,971,237
Prada SpA	695,600	5,578,730
Snam SpA	1,211,173	7,285,137
Telecom Italia SpA	3,056,821	3,038,399

Japan 2.2%		116,193,759

Cosmos Pharmaceutical Corp.	30,500	3,262,402

16

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Japan (continued)

Mitsubishi Estate Company, Ltd.	462,000	$10,482,963
Mitsui Fudosan Company, Ltd.	788,000	23,326,157
Nippon Building Fund, Inc.	243	1,347,305
Nippon Prologis REIT, Inc.	1,350	2,858,998
Nippon Steel & Sumitomo Metal Corp.	3,177,000	8,335,295
ORIX Corp.	550,100	7,970,862
Otsuka Corp.	106,100	12,560,074
Resorttrust, Inc.	353,600	5,547,930
Seven & I Holdings Company, Ltd.	223,500	8,818,472
Sumitomo Mitsui Financial Group, Inc.	308,100	12,179,287
Sumitomo Realty & Development Company, Ltd.	271,000	10,514,627
Yamada Denki Company, Ltd.	2,433,200	8,989,387

Luxembourg 0.3%		16,901,068

RTL Group SA	57,518	6,404,639
SES SA	278,596	10,496,429

Macau 0.2%		10,821,754

Sands China, Ltd.	1,474,000	10,821,754

Mexico 0.1%		4,121,094

Grupo Financiero Banorte SAB de CV, Series O	620,500	4,121,094

Netherlands 1.0%		51,877,790

Corio NV	16,936	793,582
Koninklijke Ahold NV	395,649	7,648,644
Koninklijke Boskalis Westinster NV	150,225	8,514,255
Koninklijke Philips NV	250,531	8,020,286
Royal Dutch Shell PLC, A Shares	680,044	26,901,023

Norway 0.6%		32,226,707

DNB ASA	742,911	13,168,482
Gjensidige Forsikring ASA	190,457	3,514,817
Statoil ASA	311,506	9,496,383
Telenor ASA	257,353	6,047,025

Portugal 0.2%		10,772,856

Galp Energia SGPS SA	621,558	10,772,856

Russia 0.1%		7,752,900

MMC Norilsk Nickel OJSC, ADR	430,000	7,752,900

Singapore 0.2%		12,199,321

Avago Technologies, Ltd.	169,100	10,737,850
CapitaCommercial Trust	1,142,000	1,461,471

South Korea 0.2%		9,265,318

Samsung Engineering Company, Ltd.	123,428	9,265,318

Spain 1.0%		54,883,495

Amadeus IT Holding SA, A Shares	172,436	7,171,700
Banco Bilbao Vizcaya Argentaria SA	1,985,061	24,451,455
Fomento de Construcciones y Contratas SA (I)	251,137	5,539,810
Grifols SA	155,848	8,331,235
Inditex SA	28,723	4,315,543
Telefonica SA	302,331	5,073,752

17

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Sweden 1.4%		$74,588,812

Atlas Copco AB, Series A	128,108	3,725,740
Castellum AB	116,877	1,993,070
Elekta AB, B Shares	566,623	7,907,612
Fabege AB	106,358	1,494,106
Hennes & Mauritz AB, B Shares	116,286	4,759,924
Investment AB Kinnevik, B Shares	268,823	9,486,028
Lundin Petroleum AB (I)	273,120	5,862,856
Svenska Cellulosa AB, B Shares	286,477	8,053,736
Svenska Handelsbanken AB, Class A	207,812	10,452,931
Swedbank AB, Class A	403,296	10,792,972
Swedish Match AB	154,354	5,295,396
Telefonaktiebolaget LM Ericsson, B Shares	395,112	4,764,441

Switzerland 2.3%		120,975,969

Credit Suisse Group AG (I)	118,703	3,763,198
Glencore Xstrata PLC (I)	3,600,000	19,424,751
Nestle SA	132,963	10,275,948
Novartis AG	164,034	14,259,885
Partners Group Holding AG	8,018	2,195,467
Roche Holding AG	100,319	29,428,186
Swiss Re AG (I)	139,133	12,165,940
Swisscom AG	16,417	9,987,759
Syngenta AG	18,877	7,475,132
Zurich Insurance Group AG (I)	41,846	11,999,703

United Kingdom 3.8%		205,905,345

Anglo American PLC	376,000	10,051,645
Antofagasta PLC	269,000	3,585,018
Aveva Group PLC	104,453	3,724,277
Barclays PLC	2,208,264	9,429,381
BHP Billiton PLC	1,520,000	49,345,843
BP PLC	2,017,646	17,035,211
British Land Company PLC	856,508	10,006,529
BT Group PLC	2,026,994	12,653,800
Capital & Counties Properties PLC	511,468	2,885,133
D.S. Smith PLC	559,110	2,979,525
Derwent London PLC, ADR	156,688	7,208,044
Great Portland Estates PLC	403,245	4,275,538
Hammerson PLC	612,715	5,913,368
Land Securities Group PLC	751,270	13,495,940
Petrofac, Ltd.	403,856	9,911,605
Rio Tinto PLC	749,752	40,762,278
Workspace Group PLC	272,635	2,642,210

United States 10.8%		576,892,691

Activision Blizzard, Inc.	307,371	6,150,494
Acuity Brands, Inc.	58,859	7,332,066
Alliance Data Systems Corp. (I)	54,225	13,117,028
American Tower Corp.	157,261	13,134,439
Amgen, Inc.	86,874	9,708,170
AvalonBay Communities, Inc.	55,444	7,570,878
Baxter International, Inc.	133,036	9,683,690
BorgWarner, Inc.	251,140	15,605,840
Boston Properties, Inc.	103,411	12,113,565
Brixmor Property Group, Inc.	221,537	4,864,953
Calpine Corp. (I)	588,368	13,491,278
Celgene Corp. (I)	64,149	9,430,544

18

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

United States (continued)

Chevron Corp.	201,000	$25,229,520
CVS Caremark Corp.	114,605	8,334,076
DDR Corp.	164,949	2,832,174
Delta Air Lines, Inc.	366,023	13,480,627
Electronic Arts, Inc. (I)	207,011	5,858,411
EOG Resources, Inc.	101,884	9,984,632
Equinix, Inc. (I)	37,614	7,064,285
Equity Residential	101,732	6,046,950
Essex Property Trust, Inc.	32,416	5,616,396
Exxon Mobil Corp.	460,000	47,108,600
Facebook, Inc., Class A (I)	147,139	8,795,969
Federal Realty Investment Trust	46,580	5,475,013
First Republic Bank	232,585	11,806,015
FLIR Systems, Inc.	327,135	11,135,675
Fortune Brands Home & Security, Inc.	279,522	11,138,952
Freeport-McMoRan Copper & Gold, Inc.	280,000	9,623,600
General Growth Properties, Inc.	240,957	5,534,782
Google, Inc., Class A (I)	17,999	9,627,305
Google, Inc., Class C (I)	17,999	9,479,353
Halliburton Company	143,597	9,056,663
Hanesbrands, Inc.	127,196	10,441,520
Host Hotels & Resorts, Inc.	390,340	8,372,793
J.B. Hunt Transport Services, Inc.	153,436	11,676,480
Kansas City Southern	99,024	9,989,541
Kimco Realty Corp.	307,541	7,048,840
Las Vegas Sands Corp.	68,416	5,413,758
LyondellBasell Industries NV, Class A	100,187	9,267,298
Macy's, Inc.	108,912	6,254,816
Marriott International, Inc., Class A	52,696	3,052,679
Occidental Petroleum Corp.	111,817	10,706,478
Pall Corp.	133,537	11,237,139
Pebblebrook Hotel Trust	77,661	2,674,645
Prologis, Inc.	285,432	11,597,102
Public Storage	13,292	2,332,879
Simon Property Group, Inc.	66,152	11,457,526
SL Green Realty Corp.	96,329	10,086,610
Starwood Hotels & Resorts Worldwide, Inc.	81,994	6,284,840
The Charles Schwab Corp.	412,479	10,951,317
The Estee Lauder Companies, Inc., Class A	119,843	8,697,007
The Macerich Company	78,148	5,072,587
The TJX Companies, Inc.	244,325	14,214,829
Time Warner, Inc.	135,690	9,017,957
Ventas, Inc.	86,862	5,739,841
Visteon Corp. (I)	88,631	7,694,057
Vornado Realty Trust	138,831	14,244,061
Waters Corp. (I)	74,445	7,335,810
Western Digital Corp.	120,258	10,598,338

Purchased Options 1.2%		$65,675,479

(Cost $64,791,635)

Call Options 0.7%		38,692,880

Exchange Traded on S&P 500 Index (Expiration Date: 6-19-15; Strike Price:
$1,850.00) (I)	292,000	35,171,400
Over the Counter on the USD vs. JPY (Expiration Date: 5-7-14; Strike Price: $105.00;
Counterparty: Barclays Bank PLC) (I)	27,700,000	1,025

19

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Call Options (continued)

Over the Counter on the USD vs. JPY (Expiration Date: 5-8-14; Strike Price: $105.00;
Counterparty: Barclays Bank PLC) (I)	78,400,000	$5,815
Over the Counter on the USD vs. JPY (Expiration Date: 5-9-14; Strike Price: $105.00;
Counterparty: Barclays Bank PLC) (I)	27,300,000	2,266
Over the Counter on the USD vs. JPY (Expiration Date: 5-12-14; Strike Price: $105.00;
Counterparty: Barclays Bank PLC) (I)	27,700,000	3,130
Over the Counter on the USD vs. JPY (Expiration Date: 5-13-14; Strike Price: $105.00;
Counterparty: Barclays Bank PLC) (I)	27,700,000	4,044
Over the Counter on the USD vs. JPY (Expiration Date: 12-18-14; Strike Price: $83.00;
Counterparty: Goldman Sachs Group, Inc.) (I)	18,750,000	3,505,200

Put Options 0.5%		26,982,599

Exchange Traded on Apple, Inc. (Expiration Date: 7-19-14; Strike Price: $505.00) (I) 38,200		55,696
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	25,000,000	1,392,264
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	30,000,000	1,669,427
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	10,000,000	556,047
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 1-6-34; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	45,000,000	2,496,704
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-5-34; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	30,000,000	1,653,944
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-6-34; Strike
Price: EUR 4.00; Counterparty: Citibank N.A.) (I)	65,000,000	3,583,545
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	60,000,000	3,297,482
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	34,000,000	1,868,573
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-11-34; Strike
Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	45,000,000	2,470,864
Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-14; Strike Price: KRW
270.372; Counterparty: Morgan Stanley Company, Inc.) (I)	287,195,000	4,409,546
Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-14; Strike Price: KRW
271.216; Counterparty: BNP Paribas SA) (I)	221,000,000	3,528,317
Over the Counter on the USD vs. JPY (Expiration Date: 5-7-14; Strike Price: $95.00;
Counterparty: Barclays Bank PLC) (I)	27,700,000	28
Over the Counter on the USD vs. JPY (Expiration Date: 5-8-14; Strike Price: $95.00;
Counterparty: Barclays Bank PLC) (I)	78,400,000	79
Over the Counter on the USD vs. JPY (Expiration Date: 5-9-14; Strike Price: $95.00;
Counterparty: Barclays Bank PLC) (I)	27,300,000	27
Over the Counter on the USD vs. JPY (Expiration Date: 5-12-14; Strike Price: $95.00;
Counterparty: Barclays Bank PLC) (I)	27,700,000	28
Over the Counter on the USD vs. JPY (Expiration Date: 5-13-14; Strike Price: $95.00;
Counterparty: Barclays Bank PLC) (I)	27,700,000	28

Warrants 0.0%		$4,899

(Cost $0)

Hong Kong 0.0%		4,899

Sun Hung Kai Properties, Ltd. (Expiration Date: 4-22-16; Strike Price: HKD 98.60) (I) 7,167		4,899

20

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

		Maturity
Yield (%)*		date	Par value^	Value

Short-Term Investments 42.2%				$2,258,050,042

(Cost $2,257,808,815)

Certificate of Deposit 18.8%				1,005,171,958

ABN AMRO Bank NV	0.300	10/10/14	25,000,000	24,996,603
ABN AMRO Bank NV	0.310	08/14/14	30,000,000	30,004,410
ABN AMRO Bank NV	0.340	09/10/14	60,000,000	59,999,988
Banque Federative du Credit Mutuel SA	0.355	07/28/14	60,000,000	59,965,140
CALYON	0.350	10/16/14	95,000,000	95,013,329
Citibank NA	0.200	05/27/14	100,000,000	100,010,500
Deutsche Bank AG	0.010	05/29/14	100,000,000	99,987,110
Goldman Sachs International	0.480	10/03/14	75,000,000	75,097,748
ING Bank NV	0.240	09/02/14	50,000,000	50,000,000
ING Bank NV	0.490	07/18/14	25,000,000	25,013,900
Mizuho Bank USA	0.250	05/12/14	100,000,000	100,002,660
Nationwide Building Society	0.200	07/16/14	35,000,000	34,997,757
Nationwide Building Society	0.230	05/14/14	65,000,000	65,001,768
Natixis	0.360	06/02/14	90,000,000	90,010,890
Societe Generale SA	0.290	05/02/14	50,000,000	50,000,000
Societe Generale SA	0.700	09/05/14	45,000,000	45,070,155

Commercial Paper 7.2%				384,952,183

Agence Centrale Organismes	0.000	06/27/14	100,000,000	99,977,930
Barclays Bank PLC	0.200	05/22/14	85,000,000	84,990,085
Landwirtschaftliche Rentenbank	0.130	05/22/14	100,000,000	99,992,417
NRW.BANK	0.110	05/28/14	100,000,000	99,991,751

Time Deposits 12.2%				652,336,371

Abbey National	0.080	05/02/14	122,807,959	122,807,959
Commerzbank AG	0.100	05/02/14	127,045,043	127,045,043
DZ Bank AG	0.060	05/02/14	118,812,177	118,812,177
KBC Bank NV	0.120	05/02/14	129,064,368	129,064,368
Sumitomo Mitsui Banking Corp.	0.070	05/02/14	115,106,824	115,106,824
UBS AG	0.020	05/02/14	39,500,000	39,500,000

U.S. Government 3.8%				204,998,530

U.S. Treasury Bills	0.030	07/17/14	20,000,000	19,999,140
U.S. Treasury Bills	0.052	05/08/14	130,000,000	129,999,610
U.S. Treasury Bills	0.095	05/15/14	55,000,000	54,999,780

			Par value	Value

Repurchase Agreement 0.2%				10,591,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $10,591,000 on 5-1-14, collateralized by $10,685,000 Federal Home Loan bank 1.125% due 9-28-16
(valued at $10,805,206, including interest)			10,591,000	10,591,000

Total investments (Cost $5,012,883,010)† 97.9%				$5,241,900,861

Other assets and liabilities, net 2.1%				$111,420,277

Total net assets 100.0%				$5,353,321,138

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. Dollars unless otherwise indicated.

21

Global Absolute Return Strategies Fund
As of 4-30-14 (Unaudited)

ADR American Depositary Receipts

EURIBOR Euro Interbank Offered Rate

PIK Paid-in-kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $5,025,108,201. Net unrealized appreciation aggregated $216,792,660, of which $266,048,014 related to appreciated investment securities and $49,255,354 related to depreciated investment securities.

Currency abbreviations
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
USD	U.S. Dollar

The fund had the following portfolio allocation as a percentage of net assets on 4-30-14:

Financials	15.1%
Energy	5.9%
Consumer Discretionary	5.2%
Industrials	5.2%
Materials	5.0%
Foreign Government Obligations	4.6%
Health Care	3.3%
Information Technology	3.1%
Consumer Staples	3.0%
Telecommunication Services	2.4%
Utilities	1.7%
Purchased Options	1.2%
Short-Term Investments & Other	44.3%

Total	100.0%

22

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair val ue as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committ ee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Corporate Bonds	$755,832,715	—	$755,832,715	—
Capital Preferred Securities	1,726,366	—	1,726,366	—
Foreign Government Obligations	248,508,322	—	248,508,322	—
Common Stocks	1,912,103,038	$681,612,771	1,230,490,267	—
Purchased Options	65,675,479	35,171,400	30,504,079	—
Warrants	4,899	4,899	—	—
Short-Term Investments	2,258,050,042	—	2,258,050,042	—

Total Investments in Securities	$5,241,900,861	$716,789,070	$4,525,111,791	—

23

Other Financial Instruments
Futures	($16,014,059)	($17,889,516)	$1,875,457	—
Forward Foreign Currency Contracts	($25,186,159)	—	($25,186,159)	—
Written Options	($12,868,347)	—	($12,868,347)	—
Interest Rate Swaps	$40,093,463	—	$40,093,463	—
Variance Swaps	($7,546,602)	—	($7,546,602)	—
Inflation Swaps	($436,044)	—	($436,044)	—
Credit Default Swaps Buys	($14,269,848)	—	($14,269,848)	—
Credit Default Swaps Sells	$14,269,848	—	$14,269,848	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked -to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative Instruments The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2014, the fund used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the fund, and as a substitute for securities purchased.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

DAX Index Futures	710	Long	Jun 2014	$224,346,764	$236,822,956	$12,476,192
FTSE 100 Index Futures	431	Long	Jun 2014	47,106,593	49,079,730	1,973,137
NASDAQ 100 Index E-Mini Futures	7,443	Long	Jun 2014	545,619,357	531,913,995	(13,705,362)
OSE Nikkei 225 Index Futures	860	Long	Jun 2014	126,628,443	119,618,526	(7,009,917)

24

CAC 40 Index Futures	3,640	Short	May 2014	(217,547,901)	(224,293,597)	(6,745,696)
Euro STOXX 50 Index Futures	5,740	Short	Jun 2014	(235,353,939)	(250,448,461)	(15,094,522)
Hang Seng Index Futures	795	Short	May 2014	(113,594,149)	(111,960,060)	1,634,089
OMX Stockholm 30 Index Futures	2,655	Short	May 2014	(54,700,993)	(55,511,558)	(810,565)
Russell 2000 Mini Index Futures	4,554	Short	Jun 2014	(538,193,056)	(511,687,440)	26,505,616
S&P 500 Index E-Mini Futures	4,900	Short	Jun 2014	(453,946,823)	(460,085,500)	(6,138,677)
SPI 200 Index Futures	107	Short	Jun 2014	(13,225,185)	(13,590,879)	(365,694)
Swiss Market Index Futures	2,532	Short	Jun 2014	(231,860,875)	(242,468,992)	(10,608,117)
TOPIX Index Futures	295	Short	Jun 2014	(35,217,512)	(33,342,055)	1,875,457

						($16,014,059)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at April 30, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
EUR	141,172	USD	195,782	Royal Bank of Scotland PLC	5/2/2014	$71	-	$71
EUR	736,314	USD	1,018,432	Royal Bank of Scotland PLC	5/5/2014	3,092	-	3,092
EUR	673,062	USD	930,469	Goldman Sachs International	5/8/2014	3,297	-	3,297
EUR	549,610	USD	761,045	Royal Bank of Scotland PLC	5/8/2014	1,450	-	1,450
EUR	184,600	USD	254,578	Barclays Bank PLC Wholesale	6/5/2014	1,506	-	1,506

25

EUR	264,549	USD	361,253	Deutsche Bank AG London	6/5/2014	5,739	-	5,739
EUR	1,714,845	USD	2,354,364	Goldman Sachs International	6/5/2014	24,537	-	24,537
EUR	2,201,052	USD	3,036,340	Royal Bank of Scotland PLC	6/5/2014	17,046	-	17,046
EUR	3,599,370	USD	4,959,824	UBS AG London	6/5/2014	33,363	-	33,363
EUR	66,364	USD	92,022	Barclays Bank PLC Wholesale	6/11/2014	40	-	40
GBP	237,518	USD	391,502	Goldman Sachs International	6/5/2014	9,415	-	9,415
GBP	1,350,483	USD	2,227,608	UBS AG London	6/11/2014	51,836	-	51,836
HKD	8,538,026	USD	1,100,589	Barclays Bank PLC Wholesale	6/11/2014	778	-	778
HKD	19,752,931	USD	2,545,688	Royal Bank of Scotland PLC	6/11/2014	2,350	-	2,350
JPY	237,649,002	USD	2,340,512	Barclays Bank PLC Wholesale	6/11/2014	-	($15,405)	(15,405)
JPY	705,393,824	USD	6,918,211	Royal Bank of Scotland PLC	6/11/2014	-	(16,788)	(16,788)
MXN	325,600,000	USD	24,208,898	Royal Bank of Scotland PLC	5/19/2014	651,460	-	651,460
MXN	330,000,000	USD	24,645,258	Royal Bank of Scotland PLC	5/20/2014	549,072	-	549,072
MXN	1,192,000,000	USD	89,632,821	UBS AG London	5/20/2014	1,372,150	-	1,372,150
MXN	1,427,400,000	USD	106,099,700	Goldman Sachs International	5/21/2014	2,868,666	-	2,868,666
MXN	1,000,000,000	USD	74,344,070	UBS AG London	5/22/2014	1,990,389	-	1,990,389
MXN	890,000,000	USD	66,797,710	Royal Bank of Scotland PLC	5/23/2014	1,134,623	-	1,134,623
SEK	863,723	USD	133,963	Royal Bank of Scotland PLC	6/11/2014	-	(1,214)	(1,214)
SGD	104,492	USD	82,343	Barclays Bank PLC Wholesale	6/11/2014	1,006	-	1,006
SGD	600,083	USD	474,042	Royal Bank of Scotland PLC	6/11/2014	4,618	-	4,618
USD	9,641,729	AUD	10,890,265	Barclays Bank PLC Wholesale	5/12/2014	-	(468,399)	(468,399)
USD	221,528	AUD	247,363	Barclays Bank PLC Wholesale	5/13/2014	-	(8,099)	(8,099)
USD	2,284,650	AUD	2,546,277	BNP Paribas SA	5/13/2014	-	(79,061)	(79,061)
USD	1,990,993	AUD	2,220,139	UBS AG London	5/13/2014	-	(69,963)	(69,963)
USD	12,773,045	AUD	14,400,000	Barclays Bank PLC Wholesale	6/6/2014	-	(572,497)	(572,497)
USD	7,578,002	AUD	8,512,011	Barclays Bank PLC Wholesale	6/11/2014	-	(307,978)	(307,978)
USD	53,140,034	AUD	57,285,623	Barclays Bank PLC Wholesale	7/14/2014	188,459	-	188,459
USD	69,956,250	AUD	75,000,000	Goldman Sachs International	7/24/2014	678,379	-	678,379
USD	27,256,570	AUD	29,319,994	Barclays Bank PLC Wholesale	7/28/2014	181,025	-	181,025
USD	57,913,151	AUD	62,295,717	Barclays Bank PLC Wholesale	7/29/2014	390,148	-	390,148

26

USD	190,142,797	AUD	206,116,853	Royal Bank of Scotland PLC	7/30/2014	-	(169,517)	(169,517)
USD	11,141,251	CAD	12,357,653	Royal Bank of Scotland PLC	5/12/2014	-	(130,602)	(130,602)
USD	2,270,312	CAD	2,518,884	BNP Paribas SA	5/13/2014	-	(27,198)	(27,198)
USD	787,398	CAD	876,415	UBS AG London	5/13/2014	-	(11,993)	(11,993)
USD	117,106,577	CAD	128,570,960	Royal Bank of Scotland PLC	6/2/2014	-	(110,716)	(110,716)
USD	52,636,170	CAD	57,877,628	BNP Paribas SA	6/3/2014	-	(129,229)	(129,229)
USD	16,174,821	CAD	18,050,000	Goldman Sachs International	6/6/2014	-	(279,685)	(279,685)
USD	249,289,636	CAD	276,818,690	BNP Paribas SA	6/12/2014	-	(3,024,323)	(3,024,323)
USD	104,370,166	CAD	117,000,000	BNP Paribas SA	6/17/2014	-	(2,260,046)	(2,260,046)
USD	262,137,218	CAD	288,307,687	UBS AG London	7/11/2014	-	(467,507)	(467,507)
USD	40,299,872	CHF	36,466,065	Barclays Bank PLC Wholesale	5/12/2014	-	(1,136,468)	(1,136,468)
USD	76,910,807	CHF	68,470,000	Royal Bank of Scotland PLC	6/6/2014	-	(907,258)	(907,258)
USD	1,435,374	DKK	7,924,221	UBS AG London	5/12/2014	-	(37,615)	(37,615)
USD	13,319,761	DKK	72,740,000	Goldman Sachs International	6/6/2014	-	(203,412)	(203,412)
USD	2,484,493	EUR	1,791,403	BNP Paribas SA	5/2/2014	-	(809)	(809)
USD	888,613	EUR	644,137	UBS AG London	5/5/2014	-	(5,030)	(5,030)
USD	180,654,612	EUR	133,774,333	Barclays Bank PLC Wholesale	5/12/2014	-	(4,933,795)	(4,933,795)
USD	23,385,370	EUR	17,000,000	Royal Bank of Scotland PLC	5/12/2014	-	(199,146)	(199,146)
USD	25,605,245	EUR	18,600,000	UBS AG London	5/12/2014	-	(198,991)	(198,991)
USD	116,076,184	EUR	85,134,919	Barclays Bank PLC Wholesale	5/15/2014	-	(2,032,667)	(2,032,667)
USD	4,525,661	EUR	3,288,246	Barclays Bank PLC Wholesale	6/5/2014	-	(35,924)	(35,924)
USD	283,719,601	EUR	206,484,941	BNP Paribas SA	6/5/2014	-	(2,724,427)	(2,724,427)
USD	366,400	EUR	264,549	Deutsche Bank AG London	6/5/2014	-	(592)	(592)
USD	3,806,932	EUR	2,762,386	Goldman Sachs International	6/5/2014	-	(25,158)	(25,158)
USD	244,981,318	EUR	179,330,863	Royal Bank of Scotland PLC	6/5/2014	-	(3,793,508)	(3,793,508)
USD	3,305,406	EUR	2,405,217	UBS AG London	6/5/2014	-	(31,205)	(31,205)
USD	271,332,249	EUR	198,605,000	Goldman Sachs International	6/6/2014	-	(4,179,671)	(4,179,671)
USD	12,414,924	EUR	9,000,000	UBS AG London	6/6/2014	-	(70,196)	(70,196)
USD	364,534	EUR	262,863	Goldman Sachs International	6/11/2014	-	(113)	(113)
USD	18,116,614	EUR	13,174,024	Royal Bank of Scotland PLC	6/11/2014	-	(158,613)	(158,613)

27

USD	148,147	EUR	106,678	UBS AG London	6/11/2014	161	-	161
USD	96,450,172	EUR	69,500,164	UBS AG London	6/18/2014	40,201	-	40,201
USD	76,374,355	EUR	55,712,203	Goldman Sachs International	7/11/2014	-	(904,811)	(904,811)
USD	119,498,523	EUR	86,462,624	Barclays Bank PLC Wholesale	7/23/2014	-	(433,545)	(433,545)
USD	199,178,865	EUR	143,883,137	Barclays Bank PLC Wholesale	7/25/2014	-	(400,641)	(400,641)
USD	35,696,846	GBP	21,920,252	Barclays Bank PLC Wholesale	5/12/2014	-	(1,310,390)	(1,310,390)
USD	30,362,000	GBP	18,213,696	Barclays Bank PLC Wholesale	5/13/2014	-	(387,340)	(387,340)
USD	37,127,737	GBP	22,236,065	BNP Paribas SA	5/13/2014	-	(412,381)	(412,381)
USD	45,840,086	GBP	27,486,383	UBS AG London	5/13/2014	-	(563,900)	(563,900)
USD	16,345,507	GBP	9,803,720	Barclays Bank PLC Wholesale	6/5/2014	-	(202,683)	(202,683)
USD	162,222	GBP	97,625	Goldman Sachs International	6/5/2014	-	(2,564)	(2,564)
USD	772,767	GBP	465,222	UBS AG London	6/5/2014	-	(12,505)	(12,505)
USD	47,321,700	GBP	28,490,000	Goldman Sachs International	6/6/2014	-	(767,629)	(767,629)
USD	46,483,760	GBP	27,890,200	Barclays Bank PLC Wholesale	6/11/2014	-	(591,332)	(591,332)
USD	138,196	GBP	82,738	Goldman Sachs International	6/11/2014	-	(1,455)	(1,455)
USD	332,146	GBP	198,252	UBS AG London	6/11/2014	-	(2,478)	(2,478)
USD	102,424,388	HKD	795,148,790	Barclays Bank PLC Wholesale	5/12/2014	-	(138,299)	(138,299)
USD	22,025,092	HKD	170,900,000	Royal Bank of Scotland PLC	6/6/2014	-	(19,976)	(19,976)
USD	7,468,264	HKD	57,943,867	Royal Bank of Scotland PLC	6/11/2014	-	(6,237)	(6,237)
USD	22,402,003	JPY	2,265,308,455	Barclays Bank PLC Wholesale	5/12/2014	242,769	-	242,769
USD	107,641,110	JPY	11,058,776,445	Barclays Bank PLC Wholesale	5/27/2014	-	(545,863)	(545,863)
USD	90,878,727	JPY	9,281,117,200	Royal Bank of Scotland PLC	5/27/2014	82,427	-	82,427
USD	21,197,144	JPY	2,158,024,000	Barclays Bank PLC Wholesale	5/28/2014	85,266	-	85,266
USD	29,446,263	JPY	3,000,000,000	BNP Paribas SA	5/28/2014	97,362	-	97,362
USD	39,547,712	JPY	4,025,000,000	Royal Bank of Scotland PLC	6/6/2014	169,126	-	169,126
USD	47,784,494	JPY	4,870,371,137	Royal Bank of Scotland PLC	6/11/2014	133,829	-	133,829
USD	88,587,478	MXN	1,165,704,900	BNP Paribas SA	7/7/2014	-	(65,687)	(65,687)
USD	24,068,305	MXN	316,000,000	Royal Bank of Scotland PLC	7/15/2014	51,267	-	51,267
USD	992,316	NOK	6,262,413	UBS AG London	5/12/2014	-	(60,910)	(60,910)
USD	8,605,255	NOK	52,350,000	Royal Bank of Scotland PLC	6/6/2014	-	(190,431)	(190,431)

28

USD	3,030,713	RUB	112,000,000	BNP Paribas SA	5/13/2014	-	(106,570)	(106,570)
USD	3,820,000	RUB	137,959,300	BNP Paribas SA	5/13/2014	-	(44,440)	(44,440)
USD	19,058,764	SEK	124,460,917	Barclays Bank PLC Wholesale	5/12/2014	-	(80,204)	(80,204)
USD	21,889,237	SEK	143,200,000	Goldman Sachs International	6/9/2014	-	(120,509)	(120,509)
USD	2,679,637	SEK	17,384,014	Barclays Bank PLC Wholesale	6/11/2014	7,810	-	7,810
USD	67,008	SEK	438,040	BNP Paribas SA	6/11/2014	-	(316)	(316)
USD	830,822	SEK	5,438,025	Goldman Sachs International	6/11/2014	-	(4,973)	(4,973)
USD	59,974	SEK	392,420	Royal Bank of Scotland PLC	6/11/2014	-	(340)	(340)
USD	1,735,131	SGD	2,200,000	Barclays Bank PLC Wholesale	5/12/2014	-	(19,681)	(19,681)
USD	1,061,673	SGD	1,345,000	Barclays Bank PLC Wholesale	6/6/2014	-	(11,170)	(11,170)
USD	1,801,369	SGD	2,291,515	Barclays Bank PLC Wholesale	6/11/2014	-	(26,467)	(26,467)
USD	157,150	SGD	197,451	Royal Bank of Scotland PLC	6/11/2014	-	(347)	(347)

						$11,074,733	($36,260,892)	($25,186,159)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

29

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exp osure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of p remiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked -to-market” to reflect current market value of the option written.

During the period ended April 30, 2014, the fund used purchased options to manage duration of the fund, manage against changes in currency exchange rate, interest rate and securities markets, gain exposure to certain securities markets, and to maintain diversity and liquidity of the fund.

During the period ended April 30, 2014, the fund wrote option contracts to manage against changes in currency exchange rate and securities markets, gain exposure to certain securities markets and/or substitute for securities purchased or to be purchased, and to maintain diversity and liquidity of the fund.

	Number of Contracts*	Notional Value*	Premiums Received

Outstanding, beginning of period	59,290	1,588,037,116	$35,588,073
Options written	990	1,082,195,000	24,096,310
Option closed	(188)	(541,000,000)	(5,957,384)
Options exercised	-	(174,171,779)	(4,379,347)
Options expired	(59,710)	(522,515,337)	(17,153,392)
Outstanding, end of period	382	1,432,545,000	$32,194,260

*The amounts for options on securities represent number of contracts. The amounts for over the counter index options and foreign currency options represent notional value.

Options on securities

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value

Calls

Apple, Inc.	$505.00	Jul 2014	382	$1,578,849	($3,185,629)

Over the Counter Index options

		Exercise	Expiration		Notional
Name of Issuer	Counterparty	Price	Date		Amount	Premium	Value

Calls

Kospi 200 Index	BNP Paribas	271.22	Sep 2014	KRW	221,000,000	$3,349,119	($580,318)

30

Kospi 200 Index	Morgan Stanley	270.37	Sep 2014	KRW	287,195,000	4,222,660	(811,296)

					508,195,000	$7,571,779	($1,391,614)

Foreign Currency Options

		Exercise	Expiration
Description	Counterparty	Price	Date	Notional Amount	Premium	Value

Calls
USD versus JPY	Barclays Bank PLC	105.00	May 2014	161,500,000	4,434,137	(14,014)
USD versus JPY	Royal Bank of Scotland PLC	105.00	May 2014	27,300,000	814,905	(2,266)
USD versus JPY	Barclays Bank PLC	110.00	Mar 2015	264,000,000	4,948,512	(2,103,322)

				452,800,000	10,197,554	(2,119,602)
Puts
USD versus JPY	Barclays Bank PLC	100.00	Mar 2015	72,000,000	1,919,520	(1,682,928)
USD versus JPY	Barclays Bank PLC	95.00	May 2014	161,500,000	3,645,638	(163)
USD versus JPY	Royal Bank of Scotland PLC	95.00	May 2014	27,300,000	629,265	(27)
USD versus JPY	Goldman Sachs	68.00	Dec 2014	18,750,000	1,066,375	(38)
USD versus JPY	Barclays Bank PLC	100.00	Mar 2015	192,000,000	5,585,280	(4,488,346)

				471,550,000	12,846,078	(6,171,502)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

31

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2014, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, and maintain diversity and liquidity of the fund.

							Unamortized
							Upfront	Unrealized
	Notional		USD Notional	Payments Made by	Payments Received	Maturity	Payment Paid	Appreciation	Market
Counterparty	Amount	Currency	Amount	Fund	by Fund	Date	(Received)	(Depreciation)	Value

Exchange
Cleared Swaps

	86,250,000	EUR	113,190,165	EUR-EURIBOR-Reuters	Fixed 1.380%	Jun 2016	-	$1,033,087	$1,033,087
	172,500,000	EUR	225,949,184	EUR-EURIBOR-Reuters	Fixed 1.250%	Jun 2016	-	1,747,092	1,747,092
	86,250,000	EUR	114,419,208	EUR-EURIBOR-Reuters	Fixed 1.200%	Aug 2016	-	770,472	770,472
	76,891,000	EUR	101,957,441	EUR-EURIBOR-Reuters	Fixed 1.204%	Aug 2016	-	691,124	691,124
	117,111,000	EUR	155,289,148	EUR-EURIBOR-Reuters	Fixed 1.2075%	Aug 2016	-	1,058,290	1,058,290
	117,111,000	EUR	155,359,396	EUR-EURIBOR-Reuters	Fixed 1.210%	Aug 2016	-	1,062,335	1,062,335
	117,111,000	EUR	155,359,396	EUR-EURIBOR-Reuters	Fixed 1.220%	Aug 2016	-	1,078,518	1,078,518
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.202%	Aug 2016	-	687,412	687,412
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.207%	Aug 2016	-	692,724	692,724
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.212%	Aug 2016	-	698,036	698,036
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.239%	Aug 2016	-	726,721	726,721
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.244%	Aug 2016	-	732,034	732,034
	76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.252%	Aug 2016	-	740,525	740,525

32

76,891,000	EUR	102,691,802	EUR-EURIBOR-Reuters	Fixed 1.255%	Aug 2016	-	743,715	743,715
68,539,000	EUR	91,537,285	EUR-EURIBOR-Reuters	Fixed 1.270%	Aug 2016	-	677,137	677,137
190,385,000	AUD	173,973,871	AUD-BBR-BBSW	Fixed 4.215%	Dec 2017	-	1,929,432	1,929,432
571,155,000	AUD	518,351,771	AUD-BBR-BBSW	Fixed 4.200%	Dec 2017	-	5,588,135	5,588,135
386,000,000	AUD	349,822,119	AUD-BBR-BBSW	Fixed 4.015%	Mar 2018	-	1,742,910	1,742,910
193,000,000	AUD	175,398,418	AUD-BBR-BBSW	Fixed 4.0625%	Mar 2018	-	1,025,651	1,025,651
200,000,000	AUD	184,939,969	AUD-BBR-BBSW	Fixed 4.050%	Apr 2018	-	964,358	964,358
200,000,000	AUD	184,939,969	AUD-BBR-BBSW	Fixed 4.065%	Apr 2018	-	1,014,747	1,014,747
54,000,000	AUD	49,833,888	AUD-BBR-BBSW	Fixed 4.0525%	Apr 2018	-	260,466	260,466
81,000,000	AUD	74,750,832	AUD-BBR-BBSW	Fixed 4.055%	Apr 2018	-	394,101	394,101
54,000,000	AUD	50,133,597	AUD-BBR-BBSW	Fixed 4.0025%	Apr 2018	-	213,582	213,582
87,500,000	EUR	118,895,077	EUR-EURIBOR-Reuters	Fixed 2.286%	Dec 2024	-	4,917,342	4,917,342
5,125,000,000	JPY	50,026,844	Fixed 0.944%	JPY-LIBOR-BBA	Dec 2024	-	(245,309)	(245,309)
66,250,000	USD	66,250,000	Fixed 3.2875%	USD-LIBOR-BBA	Dec 2024	-	(1,711,847)	(1,711,847)
87,500,000	EUR	120,220,546	EUR-EURIBOR-Reuters	Fixed 2.399%	Dec 2024	-	6,139,515	6,139,515
5,125,000,000	JPY	49,615,180	Fixed 1.030%	JPY-LIBOR-BBA	Dec 2024	-	(650,146)	(650,146)
66,250,000	USD	66,250,000	Fixed 3.388%	USD-LIBOR-BBA	Dec 2024	-	(2,251,831)	(2,251,831)
87,500,000	EUR	120,623,104	EUR-EURIBOR-Reuters	Fixed 2.379%	Dec 2024	-	5,873,871	5,873,871
5,125,000,000	JPY	50,041,498	Fixed 1.010%	JPY-LIBOR-BBA	Dec 2024	-	(541,390)	(541,390)
66,250,000	USD	66,250,000	Fixed 3.335%	USD-LIBOR-BBA	Dec 2024	-	(1,911,061)	(1,911,061)
87,500,000	EUR	119,043,732	EUR-EURIBOR-Reuters	Fixed 2.495%	Jan 2025	-	6,947,179	6,947,179
66,250,000	USD	66,250,000	Fixed 3.543%	USD-LIBOR-BBA	Jan 2025	-	(2,941,785)	(2,941,785)
5,125,000,000	JPY	48,900,339	Fixed 1.0788%	JPY-LIBOR-BBA	Jan 2025	-	(810,646)	(810,646)
38,200,000	EUR	52,259,541	EUR-EURIBOR-Reuters	Fixed 2.402%	Jan 2025	-	2,557,713	2,557,713

33

2,970,000,000	JPY	28,500,144	Fixed 1.015%	JPY-LIBOR-BBA	Jan 2025	-	(285,313)	(285,313)
36,400,000	USD	36,400,000	Fixed 3.3913%	USD-LIBOR-BBA	Jan 2025	-	(1,113,953)	(1,113,953)
				EUR-EURIBOR-
12,000,000	EUR	16,119,001	Fixed 2.780%	Reuters	Jun 2027	$376,110	(784,748)	(408,638)
12,000,000	EUR	15,699,594	EUR-EURIBOR-Reuters	Fixed 2.780%	Jun 2027	-	408,638	408,638
				EUR-EURIBOR-
90,000,000	EUR	120,892,509	Fixed 2.765%	Reuters	Jun 2027	2,982,015	(5,872,982)	(2,890,967)
90,000,000	EUR	117,823,563	EUR-EURIBOR-Reuters	Fixed 2.765%	Jun 2027	-	2,890,967	2,890,967
				EUR-EURIBOR-
24,710,000	EUR	33,283,137	Fixed 3.227%	Reuters	Aug 2027	(265,349)	(1,799,358)	(2,064,707)
				EUR-EURIBOR-
24,710,000	EUR	33,283,137	Fixed 3.216%	Reuters	Aug 2027	(234,369)	(1,796,711)	(2,031,080)
				EUR-EURIBOR-
53,580,000	EUR	72,169,586	Fixed 3.219%	Reuters	Aug 2027	(526,657)	(3,897,327)	-4,423,984
24,710,000	EUR	32,949,566	EUR-EURIBOR-Reuters	Fixed 3.216%	Aug 2027	-	2,031,080	2,031,080
53,580,000	EUR	71,446,287	EUR-EURIBOR-Reuters	Fixed 3.219%	Aug 2027	-	4,423,984	4,423,984
24,710,000	EUR	32,949,566	EUR-EURIBOR-Reuters	Fixed 3.227%	Aug 2027	-	2,064,707	2,064,707
8,463,667	EUR	11,394,643	EUR-EURIBOR-Reuters	Fixed 2.960%	Nov 2035	-	870,050	870,050
13,585,000	EUR	18,250,774	EUR-EURIBOR-Reuters	Fixed 2.995%	Nov 2035	-	1,504,283	1,504,283
6,793,000	EUR	9,126,059	EUR-EURIBOR-Reuters	Fixed 3.000%	Nov 2035	-	759,895	759,895
13,402,000	EUR	18,043,125	EUR-EURIBOR-Reuters	Fixed 3.006%	Nov 2035	-	1,517,433	1,517,433
13,585,000	EUR	18,250,774	EUR-EURIBOR-Reuters	Fixed 3.010%	Nov 2035	-	1,550,469	1,550,469
6,793,000	EUR	9,126,059	EUR-EURIBOR-Reuters	Fixed 3.020%	Nov 2035	-	790,688	790,688
8,463,667	EUR	11,390,824	EUR-EURIBOR-Reuters	Fixed 2.950%	Nov 2035	-	849,387	849,387
8,463,666	EUR	11,417,914	EUR-EURIBOR-Reuters	Fixed 2.915%	Nov 2035	-	781,365	781,365
75,852,418	EUR	101,888,768	EUR-EURIBOR-Reuters	Fixed 2.940%	Nov 2035	-	7,407,176	7,407,176
44,598,582	EUR	60,072,065	EUR-EURIBOR-Reuters	Fixed 2.960%	Nov 2035	-	4,549,476	4,549,476
10,375,000	GBP	17,200,190	Fixed 3.3625%	GBP-LIBOR-BBA	Jan 2044	-	(242,873)	(242,873)
10,375,000	GBP	17,200,190	Fixed 3.365%	GBP-LIBOR-BBA	Jan 2044	-	(251,594)	(251,594)

34

22,800,000	GBP	37,923,269	Fixed 3.3638%	GBP-LIBOR-BBA	Jan 2044	-	(545,865)	(545,865)

27,987,500	GBP	46,165,268	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	-	(194,585)	(194,585)

22,800,000	GBP	37,563,017	Fixed 3.310%	GBP-LIBOR-BBA	Jan 2044	-	(153,750)	(153,750)

10,375,000	GBP	17,055,449	Fixed 3.283%	GBP-LIBOR-BBA	Jan 2044	-	22,879	22,879

21,643,750	GBP	35,335,581	Fixed 3.291%	GBP-LIBOR-BBA	Feb 2044	-	(24,411)	(24,411)

50,000	GBP	83,380	Fixed 3.3252%	GBP-LIBOR-BBA	Feb 2044	-	(706)	(706)

21,643,750	GBP	36,112,580	Fixed 3.306%	GBP-LIBOR-BBA	Feb 2044	-	(168,171)	(168,171)
				EUR-EURIBOR-
4,000,000	EUR	5,233,198	Fixed 2.790%	Reuters	Jun 2047	-	(182,444)	($182,444)
4,000,000	EUR	5,373,000	EUR-EURIBOR-Reuters	Fixed 2.790%	Jun 2047	(244,471)	426,915	182,444
				EUR-EURIBOR-
40,000,000	EUR	52,366,028	Fixed 2.774%	Reuters	Jun 2047	-	(1,635,646)	(1,635,646)
40,000,000	EUR	53,730,004	EUR-EURIBOR-Reuters	Fixed 2.774%	Jun 2047	(2,619,338)	4,254,984	1,635,646
				EUR-EURIBOR-
12,019,000	EUR	16,026,744	Fixed 3.038%	Reuters	Aug 2047	-	(1,358,784)	(1,358,784)
				EUR-EURIBOR-
12,019,000	EUR	16,026,744	Fixed 3.030%	Reuters	Aug 2047	-	(1,330,938)	(1,330,938)
				EUR-EURIBOR-
12,019,000	EUR	16,026,744	Fixed 3.027%	Reuters	Aug 2047	-	(1,320,494)	(1,320,494)
				EUR-EURIBOR-
14,043,000	EUR	18,725,648	Fixed 3.030%	Reuters	Aug 2047	-	(1,555,068)	(1,555,068)
12,019,000	EUR	16,188,993	EUR-EURIBOR-Reuters	Fixed 3.027%	Aug 2047	(90,246)	1,410,740	1,320,494
26,062,000	EUR	35,104,213	EUR-EURIBOR-Reuters	Fixed 3.030%	Aug 2047	(176,450)	3,062,456	2,886,006
12,019,000	EUR	16,188,993	EUR-EURIBOR-Reuters	Fixed 3.038%	Aug 2047	(56,572)	1,415,356	1,358,784
				EUR-EURIBOR-
4,252,000	EUR	5,712,351	Fixed 3.000%	Reuters	Nov 2055	-	(753,275)	(753,275)
				EUR-EURIBOR-
4,252,000	EUR	5,712,351	Fixed 2.980%	Reuters	Nov 2055	-	(722,515)	(722,515)
				EUR-EURIBOR-
5,305,333	EUR	7,142,575	Fixed 2.938%	Reuters	Nov 2055	-	(820,904)	(820,904)
				EUR-EURIBOR-
5,305,334	EUR	7,157,164	Fixed 2.891%	Reuters	Nov 2055	-	(729,245)	(729,245)
				EUR-EURIBOR-
8,403,000	EUR	11,312,966	Fixed 2.986%	Reuters	Nov 2055	-	(1,446,106)	(1,446,106)
				EUR-EURIBOR-
8,503,000	EUR	11,423,359	Fixed 2.995%	Reuters	Nov 2055	-	(1,490,995)	(1,490,995)
				EUR-EURIBOR-
8,503,000	EUR	11,423,359	Fixed 2.9775%	Reuters	Nov 2055	-	(1,437,172)	(1,437,172)
				EUR-EURIBOR-
5,305,333	EUR	7,140,181	Fixed 2.928%	Reuters	Nov 2055	-	(800,760)	(800,760)

35

				EUR-EURIBOR-
23,072,692	EUR	30,992,396	Fixed 2.8942%	Reuters	Nov 2055	-	(3,190,608)	(3,190,608)
				EUR-EURIBOR-
24,486,214	EUR	32,891,109	Fixed 2.890%	Reuters	Nov 2055	-	(3,348,895)	(3,348,895)
				EUR-EURIBOR-
31,612,094	EUR	42,579,913	Fixed 2.900%	Reuters	Nov 2055	-	(4,432,151)	(4,432,151)

		$6,138,268,184				($855,327)	$40,948,790	$40,093,463

The following are abbreviations for the tables above:

BBR Bank Bill Rate

BBSW Bank Bill Swap Rate

EURIBOR Euro Interbank Offered Rate

LIBOR London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended April 30, 2014, the fund used CDS as a Buyer of protection to maintain diversity and liquidity of the fund.

					(Pay)/		Unamortized
					Received		Upfront	Unrealized
		Notional		USD Notional	Fixed	Maturity	Payment Paid	Appreciation
Counterparty	Reference Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Exchange Cleared
Swaps
	CDX North America High Yield
	20 5Y	10,000,000	USD	$10,000,000	(5.00%)	Jun 2018	($534,707)	($361,956)	($896,663)
	CDX North America High Yield
	20 5Y	40,000,000	USD	40,000,000	(5.00%)	Jun 2018	(2,141,316)	(1,445,337)	(3,586,653)
	CDX North America High Yield
	21 5Y	30,000,000	USD	30,000,000	(5.00%)	Dec 2018	(1,647,419)	(799,214)	(2,446,633)
	CDX North America High Yield
	21 5Y	40,000,000	USD	40,000,000	(5.00%)	Dec 2018	(2,217,576)	(1,044,601)	(3,262,177)
	CDX North America High Yield
	21 5Y	50,000,000	USD	50,000,000	(5.00%)	Dec 2018	(2,814,615)	(1,263,107)	(4,077,722)

				$170,000,000			($9,355,633)	($4,914,215)	($14,269,848)

36

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the period ended April 30, 2014, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

		Implied Credit						Unamortized
		Spread and/or			USD			Upfront	Unrealized
		Credit Rating at	Notional		Notional	(Pay)/Received		Payment Paid	Appreciation
Counterparty	Reference Obligation	4-30-2014	Amount	Currency	Amount	Fixed Rate	Maturity Date	(Received)	(Depreciation)	Market Value

Exchange
Cleared Swaps
	CDX North America High Yield 20 5Y	2.82%	10,000,000	USD	$10,000,000	5.00%	Jun 2018	$425,764	$470,899	$896,663
	CDX North America High Yield 20 5Y	2.82%	40,000,000	USD	40,000,000	5.00%	Jun 2018	1,619,478	1,967,175	3,586,653
	CDX North America High Yield 21 5Y	3.19%	30,000,000	USD	30,000,000	5.00%	Dec 2018	1,181,978	1,264,655	2,446,633
	CDX North America High Yield 21 5Y	3.19%	40,000,000	USD	40,000,000	5.00%	Dec 2018	1,555,351	1,706,826	3,262,177
	CDX North America High Yield 21 5Y	3.19%	50,000,000	USD	50,000,000	5.00%	Dec 2018	2,141,979	1,935,743	4,077,722
					$170,000,000			$6,924,550	$7,345,298	$14,269,848

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended April 30, 2014, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets.

37

				USD			Volatility	Unrealized
			Notional	Notional	Pay/Receive	Maturity	strike	Appreciation
Counterparty	Reference entity	Currency	Amount	Amount	variance	Date	price	(Depreciation)	Market Value

BNP Paribas	FTSE 100	GBP	16,178	$25,725	Pay	Dec 2014	28.50%	$310,222	$310,222
BNP Paribas	FTSE 100	GBP	34,377	54,788	Pay	Dec 2014	28.20%	650,437	650,437
BNP Paribas	FTSE 100	GBP	35,000	56,759	Pay	Dec 2014	25.20%	552,038	552,038
BNP Paribas	FTSE 100	GBP	44,000	70,436	Pay	Dec 2014	26.90%	773,865	773,865
BNP Paribas	China Ent. Index	HKD	109,541	14,123	Receive	Dec 2014	34.25%	(145,117)	(145,117)
BNP Paribas	China Ent. Index	HKD	317,178	40,891	Receive	Dec 2014	34.00%	(412,649)	(412,649)
BNP Paribas	China Ent. Index	HKD	450,000	58,041	Receive	Dec 2014	33.30%	(562,584)	(562,584)
BNP Paribas	China Ent. Index	HKD	480,000	61,891	Receive	Dec 2014	33.65%	(614,619)	(614,619)
BNP Paribas	FTSE 100	GBP	90,000	143,901	Pay	Dec 2014	25.00%	1,399,026	1,399,026
BNP Paribas	China Ent. Index	HKD	800,000	103,203	Receive	Dec 2014	33.50%	(1,009,188)	(1,009,188)
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2014	21.30%	1,559,441	1,559,441
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.60%	1,898,759	1,898,759
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.40%	1,851,512	1,851,512
BNP Paribas	China Ent. Index	HKD	2,328,300	299,922	Receive	Dec 2014	28.90%	(1,722,711)	(1,722,711)
BNP Paribas	Hang Seng Index	HKD	2,328,900	300,123	Receive	Dec 2014	23.00%	(1,427,505)	(1,427,505)
Morgan Stanley	Kospi 2 Index	KRW	290,250,000	249,905	Receive	Dec 2014	23.00%	(1,843,930)	(1,843,930)
BNP Paribas	S&P 500	USD	375,000	375,000	Pay	Dec 2014	20.80%	2,072,677	2,072,677
BNP Paribas	Kospi 2 Index	KRW	411,750,000	375,104	Receive	Dec 2014	22.70%	(2,584,841)	(2,584,841)
BNP Paribas	S&P 500	USD	200,000	200,000	Pay	Dec 2014	19.10%	787,695	787,695
BNP Paribas	Kospi 2 Index	KRW	212,200,000	200,105	Receive	Dec 2014	21.10%	(1,030,083)	(1,030,083)
BNP Paribas	FTSE 100	GBP	120,000	192,145	Pay	Dec 2014	18.10%	826,791	826,791

38

BNP Paribas	Hang Seng Index	HKD	1,495,200	192,884	Receive	Dec 2014	22.45%	(772,543)	(772,543)
Morgan Stanley	FTSE 100	GBP	41,000	67,539	Receive	May 2014	15.20%	(216,423)	(216,423)
BNP Paribas	Russell 2000	USD	75,000	75,000	Receive	May 2014	19.70%	(85,310)	(85,310)
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2015	20.60%	781,080	781,080
BNP Paribas	Kospi 2 Index	KRW	315,000,000	293,265	Receive	Dec 2015	22.50%	(888,758)	(888,758)
UBS AG London	S&P 500	USD	24,000	24,000	Receive	May 2014	15.65%	(94,862)	(94,862)
BNP Paribas	DJ EuroStoxx 50	EUR	20,000	27,185	Receive	May 2014	19.00%	(91,071)	(91,071)
BNP Paribas	DJ EuroStoxx 50	EUR	76,500	104,793	Receive	May 2014	18.95%	(327,970)	(327,970)
BNP Paribas	S&P 500	USD	150,000	150,000	Receive	May 2014	15.20%	(525,124)	(525,124)
BNP Paribas	S&P 500	USD	65,000	65,000	Receive	May 2014	15.30%	(232,544)	(232,544)
BNP Paribas	Russell 2000	USD	335,000	335,000	Receive	May 2014	20.50%	(893,418)	(893,418)
Citibank N.A.	S&P 500	USD	150,000	150,000	Receive	Jun 2014	15.75%	(464,257)	(464,257)
BNP Paribas	Kospi 2 Index	KRW	177,000,000	166,380	Receive	Jun 2014	16.80%	(798,269)	(798,269)
BNP Paribas	Kospi 2 Index	KRW	55,000,000	50,930	Receive	Jun 2020	16.45%	(250,477)	(250,477)
Goldman Sachs	S&P 500	USD	500,000	500,000	Pay	Dec 2015	19.45%	584,092	584,092
Goldman Sachs	Kospi 2 Index	KRW	500,000,000	463,000	Receive	Dec 2015	21.30%	(708,503)	(708,503)
Barclays Bank	FTSE 100	GBP	180,000	297,522	Receive	Jun 2014	15.60%	(1,076,802)	(1,076,802)
UBS AG London	Kospi 2 Index	KRW	66,000,000	61,578	Receive	Jul 2014	16.65%	(238,216)	(238,216)
UBS AG London	S&P 500	USD	110,000	110,000	Receive	Jul 2014	15.90%	(201,635)	(201,635)
Morgan Stanley	FTSE 100	GBP	110,000	182,969	Receive	Jul 2014	15.50%	(501,954)	(501,954)
BNP Paribas	Russell 2000	USD	100,000	100,000	Receive	Jul 2014	20.80%	4,853	4,853
Morgan Stanley	FTSE 100	GBP	50,000	82,953	Receive	Jul 2014	14.90%	(173,883)	(173,883)
Citibank N.A.	DJ EuroStoxx 50	EUR	80,000	109,628	Receive	Jul 2014	18.90%	(166,604)	(166,604)
BNP Paribas	Kospi 2 Index	KRW	30,000,000	28,470	Receive	Jul 2014	16.60%	(95,723)	(95,723)
Goldman Sachs	S&P 500	USD	100,000	100,000	Pay	Dec 2015	19.05%	66,406	66,406

39

Goldman Sachs	Kospi 2 Index	KRW	150,000,000	142,500	Receive	Dec 2015	20.85%	(127,532)	(127,532)
Citibank N.A.	FTSE 100	GBP	60,000	100,752	Receive	Jul 2014	15.35%	(245,735)	(245,735)
UBS AG London	Kospi 2 Index	KRW	380,000,000	364,800	Receive	Jul 2014	16.50%	(109,991)	(109,991)
Credit Suisse	S&P 500	USD	115,000	115,000	Receive	Jul 2014	15.50%	(210,868)	(210,868)
BNP Paribas	Kospi 2 Index	KRW	25,000,000	24,100	Receive	Jul 2014	16.10%	(55,588)	(55,588)
Citibank N.A.	FTSE 100	GBP	42,000	70,518	Receive	Jul 2014	15.35%	(163,108)	(163,108)
Citibank N.A.	FTSE 100	GBP	21,000	35,259	Receive	Jul 2014	15.50%	(86,052)	(86,052)
Barclays Bank	DJ EuroStoxx 50	EUR	60,000	82,828	Receive	Aug 2014	18.95%	(78,977)	(78,977)
UBS AG London	FTSE 100	GBP	42,000	70,556	Receive	Aug 2014	14.80%	(86,437)	(86,437)
Morgan Stanley	FTSE 100	GBP	22,000	36,958	Receive	Aug 2014	14.80%	(45,276)	(45,276)
UBS AG London	FTSE 100	GBP	70,000	117,593	Receive	Aug 2014	14.80%	(144,062)	(144,062)
UBS AG London	FTSE 100	GBP	90,000	151,425	Receive	Aug 2014	14.70%	(154,297)	(154,297)
Citibank N.A.	FTSE 100	GBP	80,000	135,072	Receive	Aug 2014	14.60%	-	-
BNP Paribas	DJ EuroStoxx 50	EUR	20,000	27,748	Receive	Aug 2014	18.90%	-	-
Morgan Stanley	DJ EuroStoxx 50	EUR	15,000	20,811	Receive	Aug 2014	18.95%	-	-

				$9,206,078				($7,546,602)	($7,546,602)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended April 30, 2014, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation.

				Payments	Payments		Unrealized
	Notional		USD Notional	Made by	Received by	Maturity	Appreciation
Counterparty	Amount	Currency	Amount	Portfolio	Fund	Date	(Depreciation)	Market Value

Royal Bank of Scotland	3,400,000	GBP	$5,601,503	UK-RPI	Fixed 3.6275%	Jan 2044	($49,788)	($49,788)

40

Morgan Stanley	6,800,000	GBP	11,273,378	UK-RPI	Fixed 3.665%	Jan 2044	45,724	45,724
Morgan Stanley	6,800,000	GBP	11,273,378	UK-RPI	Fixed 3.670%	Jan 2044	65,305	65,305
BNP Paribas	6,800,000	GBP	11,178,511	UK-RPI	Fixed 3.636%	Jan 2044	(66,869)	(66,869)
BNP Paribas	15,000,000	GBP	24,949,519	UK-RPI	Fixed 3.671%	Jan 2044	152,456	152,456
BNP Paribas	15,000,000	GBP	24,749,249	UK-RPI	Fixed 3.641%	Jan 2044	(104,654)	(104,654)
Morgan Stanley	15,000,000	GBP	24,712,511	UK-RPI	Fixed 3.640%	Jan 2044	(113,153)	(113,153)
BNP Paribas	14,100,000	GBP	23,019,657	UK-RPI	Fixed 3.631%	Feb 2044	(142,775)	(142,775)
BNP Paribas	14,100,000	GBP	23,525,839	UK-RPI	Fixed 3.621%	Feb 2044	(222,290)	(222,290)

			$160,283,545				($436,044)	($436,044)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

41

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.

395Q3 4/14
6/14

John Hancock
International Growth Equity Fund

Quarterly portfolio holdings 4/30/2014

John Hancock INVESTMENTS

International Growth Equity Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Common Stocks 94.9%		$30,110,247

(Cost $25,793,580)

Australia 5.5%		1,749,569

BHP Billiton, Ltd.	22,930	807,517
Commonwealth Bank of Australia	6,480	476,675
CSL, Ltd.	7,300	465,377

Belgium 1.4%		433,803

Anheuser-Busch InBev NV (L)	3,980	433,803

Canada 11.8%		3,757,420

Canadian Pacific Railway, Ltd.	5,250	819,748
Enbridge, Inc. (L)	10,970	529,358
IMAX Corp. (I)(L)	15,770	404,343
Intact Financial Corp.	7,390	485,250
Lululemon Athletica, Inc. (I)(L)	8,970	411,992
Methanex Corp.	7,760	480,659
Suncor Energy, Inc.	16,230	626,070

China 1.2%		393,856

Baidu, Inc., ADR (I)	2,560	393,856

Denmark 1.5%		460,464

GN Store Nord A/S	19,060	460,464

France 7.4%		2,360,355

AtoS	5,420	468,245
Dassault Systemes SA	3,900	479,926
L'Oreal SA (L)	2,569	442,755
Schneider Electric SA	5,660	531,309
Societe Generale SA	7,035	438,120

Germany 4.9%		1,566,886

Bayer AG (L)	4,566	634,864
GEA Group AG	11,860	531,190
Linde AG	1,930	400,832

Hong Kong 2.6%		812,376

AIA Group, Ltd.	99,339	483,145
CIMC Enric Holdings, Ltd.	227,758	329,231

Ireland 1.8%		583,358

Shire PLC	10,200	583,358

Japan 14.3%		4,530,302

FANUC Corp.	3,490	629,721
Honda Motor Company, Ltd.	6,440	213,709
IHI Corp.	126,020	502,472
Mitsui Fudosan Company, Ltd.	19,360	573,089
Murata Manufacturing Company, Ltd.	5,380	448,498
Seven & I Holdings Company, Ltd.	12,540	494,781
SoftBank Corp.	7,750	577,204
Toyota Motor Corp.	20,190	1,090,828

Macau 0.7%		220,676

Wynn Macau, Ltd.	55,852	220,676

1

International Growth Equity Fund
As of 4-30-14 (Unaudited)

	Shares	Value

Mexico 2.0%		$628,070

Cemex SAB de CV (I)	299,863	380,938
Grupo Lala SAB de CV	106,354	247,132

Panama 1.0%		327,378

Copa Holdings SA, Class A	2,420	327,378

Philippines 2.2%		702,341

Metropolitan Bank & Trust Company	168,116	320,177
Universal Robina Corp.	116,380	382,164

Singapore 1.7%		527,685

Avago Technologies, Ltd.	8,310	527,685

South Africa 0.4%		137,024

Naspers, Ltd.	1,450	137,024

Spain 3.3%		1,048,541

Banco Santander SA	57,191	568,803
Inditex SA	3,193	479,738

Sweden 1.8%		553,037

Assa Abloy AB, Series B	10,420	553,037

Switzerland 12.4%		3,924,368

Cie Financiere Richemont SA	5,330	542,274
Nestle SA	14,303	1,105,397
Roche Holding AG	3,890	1,141,116
UBS AG (I)	30,950	647,284
Wolseley PLC	8,427	488,297

United Kingdom 15.3%		4,846,736

Ashtead Group PLC	25,140	372,479
BG Group PLC	32,040	648,147
British American Tobacco PLC	11,570	668,109
BT Group PLC	80,030	499,599
Countrywide PLC	41,989	419,328
Diageo PLC	14,860	455,307
InterContinental Hotels Group PLC	13,672	467,261
Lloyds Banking Group PLC (I)	425,240	542,271
Polypipe Group PLC (I)	48,630	217,583
SABMiller PLC	10,223	556,652

United States 1.7%		546,002

Valeant Pharmaceuticals International, Inc. (I)	4,083	546,002

	Shares	Value

Preferred Securities 1.3%		$408,274

(Cost $410,099)

Germany 1.3%		408,274

Henkel AG & Company KGaA, 0.800%	3,660	408,274

2

International Growth Equity Fund
As of 4-30-14 (Unaudited)

		Shares	Value

Exchange-Traded Funds 3.0%			$935,380

(Cost $937,816)

United States 3.0%			935,380

iShares MSCI India ETF		29,570	780,057
WisdomTree Japan Hedged Equity Fund		3,370	155,323

Rights 0.0%			$11,902

(Cost $11,830)

Banco Santander SA (I)(N)		57,191	11,902

	Yield (%)	Shares	Value

Securities Lending Collateral 7.9%			$2,519,761

(Cost $2,519,698)

John Hancock Collateral Investment Trust (W)	0.1396(Y)	251,797	2,519,761

Total investments (Cost $29,673,023)† 107.1%			$33,985,564

Other assets and liabilities, net (7.1%)			($2,240,895)

Total net assets 100.0%			$31,744,669

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-14. The value of securities on loan amounted to $2,406,030.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $30,140,349. Net unrealized appreciation aggregated $3,845,215, of which $3,994,064 related to appreciated investment securities and $148,849 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 4-30-14:

Financials	18.6%
Industrials	16.7%
Consumer Staples	16.4%
Consumer Discretionary	12.5%
Health Care	12.1%
Information Technology	7.3%
Materials	6.5%
Energy	5.7%
Telecommunication Services	3.4%
Short Term-Investments & Other	0.8%

Total	100.0%

3

International Growth Equity Fund
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees.

The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

International Growth Equity Fund
As of 4-30-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	4-30-14	Price	Inputs	Inputs
Common Stocks
Australia	$1,749,569	—	$1,749,569	—
Belgium	433,803	—	433,803	—
Canada	3,757,420	$3,757,420	—	—
China	393,856	393,856	—	—
Denmark	460,464	—	460,464	—
France	2,360,355	—	2,360,355	—
Germany	1,566,886	—	1,566,886	—
Hong Kong	812,376	—	812,376	—
Ireland	583,358	—	583,358	—
Japan	4,530,302	—	4,530,302	—
Macau	220,676	—	220,676	—
Mexico	628,070	628,070	—	—
Panama	327,378	327,378	—	—
Philippines	702,341	—	702,341	—
Singapore	527,685	527,685	—	—
South Africa	137,024	—	137,024	—
Spain	1,048,541	—	1,048,541	—
Sweden	553,037	—	553,037	—
Switzerland	3,924,368	—	3,924,368	—
United Kingdom	4,846,736	—	4,846,736	—
United States	546,002	546,002	—	—
Preferred Securities	408,274	—	408,274	—
Exchange-Traded Funds	935,380	935,380	—	—
Rights	11,902	11,902	—	—
Securities Lending Collateral	2,519,761	2,519,761	—	—

Total Investments in Securities	$33,985,564	$9,647,454	$24,338,110	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	800-225-5291 800-231-5469 TDD 800-338-8080 EASI-Line	**800-225-5291** **800-231-5469 TDD** **800-338-8080 EASI-Line**

This report is for the information of the shareholders of John Hancock International Growth Equity Fund.

420Q3 4/14
6/14

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: June 5, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: June 5, 2014